Exhibit 99.26

JPMMT 2018-8
Seller:

Total Loan Count: 249
Loans Cleared for Purchase: 249

Loan Number	JPM Loan Number	Finding #	Portal ID #	Last Name	Lender	Note Date	Original Loan Amount	Audit Category	Audit Issue	Finding ID	Audit Finding	Rebuttal	DR Response	Investor Response	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
	300872801	1 of 4						Compliance	TRID - Disclosures E-consent Missing		The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (xx/xx/xxxx 1:02PM) 7/20/xxxx: Please review uploaded E Consent	Response 1 (xx/xx/xxxx 11:13AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872801	2 of 4						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 1:03PM) 7/20/xxxx: Please provided clarification on this finding. The Final CD reflects the closing date of that matches the Note date and the notary signature on the DOT.	Response 1 (xx/xx/xxxx 11:19AM) The finding was made in error. (Resolved)		2	1	3	1
	300872801	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines				1	1	3	1
	300872801	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.				1	1	3	1
	300872800	1 of 11						Compliance	Disclosures Federal Missing		The Tool Kit was missing from the file. Therefore, auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 2:40PM) Uploaded Tool Kit Disclosure	Response 1 (xx/xx/xxxx 9:41AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872800	2 of 11						Compliance	Missing HOC Disclosure		Although evidence of the HOC link was present in the loan file, the file contains no evidence that the Homeownership Counseling Disclosure List was provided to the consumer. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 2:40PM) Uploaded HOC acknowledgement and HOC Org List	Response 1 (xx/xx/xxxx 9:43AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872800	3 of 11						Compliance	TRID CD ' Transaction Information/Seller Info		The CD issued on does not reflect the complete seller information. The seller's address has not been provided.	Rebuttal 1 (xx/xx/xxxx 2:40PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 9:50AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872800	4 of 11						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:36PM) pending Rebuttal 2 (xx/xx/xxxx 6:57PM) pending Rebuttal 3 (xx/xx/xxxx 7:38PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 12:00PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872800	5 of 11						Credit	Debts		Per the investor guidelines; the most recent 12 months mortgage payment history is required for all mortgages. The loan file is missing evidence of payment on mortgage with. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:36PM) pending Rebuttal 2 (xx/xx/xxxx 6:57PM) Rebutting condition.... mortgage rating is thru with 28 months reviewed per credit report in file. Disbursement date is per CD. Evidence of payment should not be necessary.	Response 1 (xx/xx/xxxx 11:25AM) Explanation received is sufficient. (Resolved)		2	1	3	1
	300872800	6 of 11						Credit	Employment history		Letter from employer regarding borrower's employment is not dated. Please provide letter dated.	Rebuttal 1 (xx/xx/xxxx 2:36PM) pending Rebuttal 2 (xx/xx/xxxx 6:57PM) pending Rebuttal 3 (xx/xx/xxxx 6:11PM) pending Rebuttal 4 (xx/xx/xxxx 6:55PM) Uploaded LOE from employer dtd and Client Cert re: date of receipt for the original LOE provided.	Response 1 (xx/xx/xxxx 10:16AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872800	7 of 11						Credit	Income Docs		The borrower's tax transcript reflected a loss. Please provide the Personal Tax Return and K-1 associated with the loss. If K-1 reflects borrower owns 25% or more of the business entity, please provide signed business returns, tax transcripts, and YTD P/L and Balance Sheet as well.	Rebuttal 1 (xx/xx/xxxx 2:37PM) pending Rebuttal 2 (xx/xx/xxxx 6:58PM) pending Rebuttal 3 (xx/xx/xxxx 7:38PM) pending Rebuttal 4 (xx/xx/xxxx 6:11PM) pending Rebuttal 5 (xx/xx/xxxx 6:56PM) pending Rebuttal 6 (xx/xx/xxxx 6:17PM) pending Rebuttal 7 (xx/xx/xxxx 3:46PM) Uploaded xxxx 1040 Tax Returns Rebuttal 8 (xx/xx/xxxx 2:19PM) Uploaded signed and dated tax returns	Response 1 (xx/xx/xxxx 6:52PM) Only the Tax Return was provided with no signatures or dates, which further supported a K-1 Loss with a company known as . Please provide the Tax Return signed and dated on or prior to consummation. In addition, please provide the K-1 and if the K-1 reflects borrower ownership of 25% or more, please also provide business tax returns signed and dated on or before consummation, 2 business tax transcripts, and YTD P/L Statement and Balance Sheet for . (Upheld) Response 2 (xx/xx/xxxx 3:31PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872800	8 of 11						Credit	Income Docs		Two years of W-2's are required per Investor guidelines. The file only contains xxxx W-2. Please provide either xxxx or xxxx W-2.	Rebuttal 1 (xx/xx/xxxx 2:36PM) pending Rebuttal 2 (xx/xx/xxxx 6:57PM) pending Rebuttal 3 (xx/xx/xxxx 7:38PM) pending Rebuttal 4 (xx/xx/xxxx 6:11PM) pending Rebuttal 5 (xx/xx/xxxx 6:55PM) pending Rebuttal 6 (xx/xx/xxxx 6:17PM) Uploaded xxxx W2	Response 1 (xx/xx/xxxx 9:45AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872800	9 of 11						Credit	LDP/EPL		The file does not contain evidence all Loan Participants were checked across all exclusionary lists. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:36PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 6:57PM) pending Rebuttal 3 (xx/xx/xxxx 7:38PM) pending Rebuttal 4 (xx/xx/xxxx 6:11PM) Uploaded exclusionary search	Response 1 (xx/xx/xxxx 2:53PM) report received. Please provide evidence that the Seller , the Underwriter , the Lender , the Selling Agent , the Listing Agent , and the Settlement Agent Contact were searched across all exclusionary lists. (Upheld) Response 2 (xx/xx/xxxx 7:20AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872800	10 of 11						Credit	REO PITI		The borrower's property at was listed as free and clear. The loan file did not contain a property profile. The HOI Evidence was missing the pages which reflect Mortgagee/Additional Interest information. Please provide evidence property is free and clear.	Rebuttal 1 (xx/xx/xxxx 2:37PM) pending Rebuttal 2 (xx/xx/xxxx 6:57PM) pending Rebuttal 3 (xx/xx/xxxx 7:38PM) pending Rebuttal 4 (xx/xx/xxxx 6:11PM) Uploaded property profile and Warranty Deed	Response 1 (xx/xx/xxxx 7:18AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872800	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872799	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872799	2 of 6						Credit	Appraisal Misc		The CDA Release form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:17PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 10:10AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872799	3 of 6						Credit	Debts		The loan file contains a lien/judgment search through on which reflects a public record judgment found with a filing date of , credit as with a balance of $XXX. Please provide documentation this judgment has been satisfied.	Rebuttal 1 (xx/xx/xxxx 5:17PM) Uploaded Client's rebuttal letter	Response 1 (xx/xx/xxxx 10:11AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872799	4 of 6						Credit	Inc Misc		The borrower is self-employed and 100% owner of the company. The borrower's self-employment net income increased dramatically from in xxxx to in xxxx. Per the guidelines, any variations in income/loss greater than 15 percent must be explained. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:17PM) pending Rebuttal 2 (xx/xx/xxxx 5:00PM) pending Rebuttal 3 (xx/xx/xxxx 6:37PM) Uploaded LOE	Response 1 (xx/xx/xxxx 9:36AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872799	5 of 6						Credit	Tax Returns Obtained		A xxxx personal tax return signature page with signature and date was provided; however, it does not match the complete xxxx personal tax return figures or the xxxx Tax Transcript figures. Please provide a signed and dated xxxx page 2 which matches the xxxx tax return filed.	Rebuttal 1 (xx/xx/xxxx 5:17PM) pending Rebuttal 2 (xx/xx/xxxx 5:00PM) Uploaded p2 s&d xxxx tax return	Response 1 (xx/xx/xxxx 5:35PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872799	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872798	1 of 10						Compliance	TRID - Disclosures E-consent Missing		The following disclosures were electronically signed on but the consumer’s E-consent was not provided in the loan file: Loan Estimate, Homeownership Disclosure, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (xx/xx/xxxx 5:22PM) Uploaded E-consent	Response 1 (xx/xx/xxxx 8:33AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872798	2 of 10						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 5:22PM) see uploaded E-consent	Response 1 (xx/xx/xxxx 8:35AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872798	3 of 10						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE Delivery Date test (prior to consummation) for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 5:22PM) see uploaded E-consent	Response 1 (xx/xx/xxxx 8:34AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872798	4 of 10						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded CDA Release form	Response 1 (xx/xx/xxxx 4:33PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872798	5 of 10						Credit	Assets		The file does not contain source of funds for large deposit made in account . Excluding the deposit from qualifying assets, borrower would be short liquid assets. Please provide source of funds for deposit made in account number .	Rebuttal 1 (xx/xx/xxxx 5:21PM) pending Rebuttal 2 (xx/xx/xxxx 3:05PM) Uploaded paystub - source of large deposit	Response 1 (xx/xx/xxxx 1:49PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872798	6 of 10						Credit	Financial Statements Obtained		Please provide xxxx YTD P/L and Balance Sheet for and .	Rebuttal 1 (xx/xx/xxxx 5:21PM) pending Rebuttal 2 (xx/xx/xxxx 3:05PM) pending Rebuttal 3 (xx/xx/xxxx 5:06PM) Uploaded Rebuttal 4 (xx/xx/xxxx 1:58PM) pending Rebuttal 5 (xx/xx/xxxx 1:31PM) Uploaded P&L Rebuttal 6 (xx/xx/xxxx 6:58PM) pending Rebuttal 7 (xx/xx/xxxx 12:29PM) Uploaded Balance Sheet	Response 1 (xx/xx/xxxx 10:20AM) Please provide xxxx YTD P/L and Balance Sheet for . (Upheld) Response 2 (xx/xx/xxxx 12:08PM) xxxx 8825 from is an acceptable P/L for YTD xxxx; however, xxxx Balance Sheet is still missing. Response 3 (xx/xx/xxxx 12:36PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872798	7 of 10						Credit	Income Docs		The borrowers commission income increased from in xxxx to in xxxx, a 25.3% increase. Explanation or justification for increases greater than 15% must be provided.	Rebuttal 1 (xx/xx/xxxx 5:21PM) pending Rebuttal 2 (xx/xx/xxxx 3:05PM) pending Rebuttal 3 (xx/xx/xxxx 5:05PM) Uploaded LOE	Response 1 (xx/xx/xxxx 10:21AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872798	8 of 10						Credit	Tax Returns Obtained		The xxxx and xxxx personal tax returns indicate the borrower has two K-1's in which ownership interest is greater than 25%. Per the Investor guidelines; business tax returns are required for any business the borrower has 25% or greater ownership interest and the businesses are reflecting a loss. Please provide complete xxxx and xxxx business tax returns for , and please provide complete xxxx business tax returns for .	Rebuttal 1 (xx/xx/xxxx 5:20PM) pending Rebuttal 2 (xx/xx/xxxx 3:05PM) Uploaded xxxx Business T Rebuttal 3 (xx/xx/xxxx 5:05PM) Uploaded xxxx business tax returns for Rebuttal 4 (xx/xx/xxxx 1:58PM) pending Rebuttal 5 (xx/xx/xxxx 1:31PM) Uploaded xxxx & xxxx 1065 for	Response 1 (xx/xx/xxxx 1:48PM) Documentation received is not sufficient. Received a partial xxxx business tax return for and no return was received for . (Upheld) Response 2 (xx/xx/xxxx 10:25AM) Please provide complete xxxx and xxxx Tax Returns for . (Upheld) Response 3 (xx/xx/xxxx 12:02PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872798	9 of 10						Credit	Tax Transcripts Missing		The loan file does not contain business tax transcripts for two businesses reporting on borrower's personal tax returns. Per the Investor guidelines; business tax transcripts are required for any business the borrower has 25% or greater ownership interest and when the loss is being used to qualify. Please provide xxxx and xxxx business tax transcripts for , and please provide xxxx business tax transcripts for .	Rebuttal 1 (xx/xx/xxxx 5:20PM) pending Rebuttal 2 (xx/xx/xxxx 3:05PM) pending Rebuttal 3 (xx/xx/xxxx 5:05PM) pending Rebuttal 4 (xx/xx/xxxx 1:58PM) Uploaded xxxx and xxxx 1065 Transcripts for Rebuttal 5 (xx/xx/xxxx 1:31PM) pending Rebuttal 6 (xx/xx/xxxx 6:58PM) Uploaded xxxx 1065 Transcript for 1	Response 1 (xx/xx/xxxx 3:01PM) Business transcripts for received. Please provide xxxx business tax transcripts for . (Upheld) Response 2 (xx/xx/xxxx 7:02PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872798	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872797	1 of 7						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 12:43PM) Uploaded E consent and Toolkit Rebuttal 2 (xx/xx/xxxx 3:25PM) Uploaded Toolkit Disclosure	Response 1 (xx/xx/xxxx 3:05PM) The provided documentation is insufficient to cure the finding. The Toolkit disclosure provided does not include a date. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, 02/09/xxxx. (Upheld) Response 2 (xx/xx/xxxx 4:04PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872797	2 of 7						Credit	Appraisal Misc		The subject was new construction. The home had 5.1 bathrooms; however, the final inspection only reflected 4 bathroom photographs. Please provide photograph of all 5.1 bathrooms.	Rebuttal 1 (xx/xx/xxxx 8:46PM) pending Rebuttal 2 (xx/xx/xxxx 6:34PM) pending Rebuttal 3 (xx/xx/xxxx 5:41PM) Uploaded 442 Report	Response 1 (xx/xx/xxxx 12:32PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872797	3 of 7						Credit	Debts		Please provide documentation to support that the xxxx mortgage payment was paid on time.	Rebuttal 1 (xx/xx/xxxx 8:46PM) pending Rebuttal 2 (xx/xx/xxxx 6:34PM) pending Rebuttal 3 (xx/xx/xxxx 5:41PM) Uploaded credit supplement Rebuttal 4 (xx/xx/xxxx 1:31PM) pending Rebuttal 5 (xx/xx/xxxx 2:37PM) Uploaded Stmt	Response 1 (xx/xx/xxxx 12:33PM) Documentation received is sufficient. (Resolved) Response 2 (xx/xx/xxxx 3:01PM) Upon further review, credit supplement dated after consummation. Please provide evidence of payment dated prior to consummation. (Upheld) Response 3 (xx/xx/xxxx 3:19PM) Bank statement dated prior to consummation which reflects Mortgage payment. (Resolved)		2	1	3	1
	300872797	4 of 7						Credit	Income Docs		The xxxx W2 is blurry. Please provide a clear copy.	Rebuttal 1 (xx/xx/xxxx 8:46PM) Uploaded xxxx W2	Response 1 (xx/xx/xxxx 9:35PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872797	5 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (credit bureau), (processor), (spouse of borrower), (notary and rep for closing company), (rep for title insurance co). Please provide.	Rebuttal 1 (xx/xx/xxxx 8:46PM) pending Rebuttal 2 (xx/xx/xxxx 6:33PM) Uploaded Report and LDP	Response 1 (xx/xx/xxxx 10:22AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872797	6 of 7						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 8:46PM) pending Rebuttal 2 (xx/xx/xxxx 6:33PM) pending Rebuttal 3 (xx/xx/xxxx 5:41PM) pending Rebuttal 4 (xx/xx/xxxx 1:31PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 6:55PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872797	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872796	1 of 11						Compliance	Missing HOC Disclosure		Although evidence of the HOC link was present in the loan file, the file contains no evidence that the Homeownership Counseling Disclosure List was provided to the consumer. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 7:19PM) Uploaded HOC	Response 1 (xx/xx/xxxx 11:58AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872796	2 of 11						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD issued on (signed at consummation) does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The description of the escrowed property costs has not been provided.	Rebuttal 1 (xx/xx/xxxx 7:19PM) pending Rebuttal 2 (xx/xx/xxxx 2:08PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 11:49AM) Seller researching Response 2 (xx/xx/xxxx 1:00PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872796	3 of 11						Credit	Application		Please revise the final application for borrowers 1 and 2 to reflect the more conservative information based upon the most recent credit report/monitoring report for the following debts: monthly payment as opposed to and monthly payment and balance as opposed to $0. Please revise the final application for borrowers 3 and 4 to reflect the more conservative information based upon the most recent credit report/monitoring report for the following debts: (1) balance as opposed to and (2) balance as opposed to .	Rebuttal 1 (xx/xx/xxxx 7:16PM) peding Rebuttal 2 (xx/xx/xxxx 2:40PM) Uploaded corrected 1003s	Response 1 (xx/xx/xxxx 9:22AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872796	4 of 11						Credit	Appraisal Misc		MLS photo for comp 4 does not match comp 4 appraiser photo. The homes are not the e. Please provide correct MLS photo for comp 4.	Rebuttal 1 (xx/xx/xxxx 7:15PM) Uploaded corrected Appraisal report	Response 1 (xx/xx/xxxx 11:16AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872796	5 of 11						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:15PM) Uploaded CDA Release Form.	Response 1 (xx/xx/xxxx 11:13AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872796	6 of 11						Credit	LDP/EPL		The loan file did not contain evidence that all Loan Participants were checked across all exclusionary lists. Please provide evidence and Lender Certification of the e.	Rebuttal 1 (xx/xx/xxxx 7:15PM) Uploaded Client's cert	Response 1 (xx/xx/xxxx 11:12AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872796	7 of 11						Credit	Lien Position		A home equity line of credit was paid off at closing with . Authorization to Freeze the line pending payoff was signed by the borrowers; however, authorization to close was not signed by the borrowers. Please provide signed closure letter or the final title policy to confirm no subordination exists.	Rebuttal 1 (xx/xx/xxxx 7:16PM) pending Rebuttal 2 (xx/xx/xxxx 2:40PM) pending Rebuttal 3 (xx/xx/xxxx 2:04PM) Uploaded disbursement report and HELOC closure letter	Response 1 (xx/xx/xxxx 2:21PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872796	8 of 11						Credit	Miscellaneous		Underwriter notes are signed; however, 1008 is missing signature.	Rebuttal 1 (xx/xx/xxxx 7:16PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 11:11AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872796	9 of 11						Credit	Pay Stubs Obtained		Two paystubs were provided for borrower 4 with encompassing the period from to , which is not a complete 30 days paystub earnings as required.	Rebuttal 1 (xx/xx/xxxx 7:15PM) pending Rebuttal 2 (xx/xx/xxxx 2:40PM) pending Rebuttal 3 (xx/xx/xxxx 2:04PM) Uploaded additional paystub	Response 1 (xx/xx/xxxx 2:16PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872796	10 of 11						Credit	Tax Transcripts Missing		The tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:15PM) pending Rebuttal 2 (xx/xx/xxxx 2:40PM) Uploaded Tax Transcripts Rebuttal 3 (xx/xx/xxxx 2:04PM) Uploaded Record of Account Transcripts Rebuttal 4 (xx/xx/xxxx 1:37PM) Uploaded 2014, xxxx and xxxx Account Transcripts for
Response 1 (xx/xx/xxxx 9:17AM)
xxxx, xxxx, and xxxx tax transcripts received for Borrower 3 and Borrower 4. All 3 years reflected unpaid taxes due to the IRS. Please provide evidence of payment. In addition, please provide xxxx and xxxx tax transcripts for Borrower 1 and Borrower 2. (Upheld)

Response 2 (xx/xx/xxxx 2:26PM)
xxxx and xxxx Tax Transcripts received for Borrower 1 and Borrower 2. Please provide evidence taxes were paid by Borrower 3 and Borrower 4 for 2014, xxxx, and xxxx. (Upheld)

Response 3 (xx/xx/xxxx 5:56PM)
 Tax Transcript payment information ordered and received after consummation; however, all tax figures and tax payments were completed prior to consummation. (Resolved)
															4	1	3	1
	300872796	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872795	1 of 12						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872795	2 of 12						Credit	Application		The final application does not reflect under REO Schedule HOA dues in the monthly amount of $XXX for borrower's departure residence. Please provide corrected final application.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 8:43AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872795	3 of 12						Credit	Credit Report Inquiries		Explanation letter regarding credit inquiries is not dated. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) Uploaded LOE	Response 1 (xx/xx/xxxx 8:33AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872795	4 of 12						Credit	Financial Statements Obtained		The file is missing a Profit and Loss and Balance Sheet for the following businesses:. The file is missing a Balance Sheet for the following businesses: . Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) Uploaded P&L and Balance Sheets Rebuttal 3 (xx/xx/xxxx 1:32PM) pending Rebuttal 4 (xx/xx/xxxx 3:22PM) Uploaded P&L	Response 1 (xx/xx/xxxx 8:38AM) Please provide Profit and Loss Statement for . (Upheld) Response 2 (xx/xx/xxxx 3:31PM) Profit/Loss statement for received. (Resolved)		4	1	3	1
	300872795	5 of 12						Credit	Inc Misc		Guidelines require explanation for a 15% or greater income change from 1 year to the next. increased by 17%, increased by 539%, decreased by 904%, increased by 290%, and decreased by 1,079%. Please provide explanation.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) pending Rebuttal 3 (xx/xx/xxxx 1:32PM) Uploaded signed 1008 with UW comments re: income	Response 1 (xx/xx/xxxx 3:18PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872795	6 of 12						Credit	Income Docs		The file is missing xxxx W-2 from . Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) Uploaded W2	Response 1 (xx/xx/xxxx 8:39AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872795	7 of 12						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (with Meridian Title Co), (rep for title company), (Loan Processor). Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) Uploaded search results Rebuttal 3 (xx/xx/xxxx 3:11PM) Uploaded additional search results Rebuttal 4 (xx/xx/xxxx 1:32PM) Uploaded Report	Response 1 (xx/xx/xxxx 8:41AM) LDP and searches received. Please provide OFAC and Exclusionary searches for the aforementioned parties as well. (Upheld) Response 2 (xx/xx/xxxx 3:24PM) OFAC received. Please provide exclusionary results. (Upheld) Response 3 (xx/xx/xxxx 3:21PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872795	8 of 12						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:16PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 8:32AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872795	9 of 12						Credit	Tax Returns Obtained
The xxxx and xxxx tax returns provided do not match the xxxx and xxxx tax transcripts. xxxx Tax Return Schedule E figure of $0 does not match xxxx Tax Transcript Schedule E loss of . xxxx Tax Return standard deduction of $does not match xxxx Tax Transcript itemized deduction of . xxxx Tax Return wages of do not match xxxx Tax Transcript wages of. xxxx Tax Return Schedule C figure of $0 does not match xxxx Tax Transcript Schedule C profit of . xxxx Tax Return Schedule E loss ofdoes not match xxxx Tax Transcript Schedule E loss of . Please provide signed and dated xxxx and xxxx Tax Returns that match the xxxx and xxxx Tax Transcripts. Additional conditions may apply.
												Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) pending Rebuttal 3 (xx/xx/xxxx 3:11PM) Uploaded xxxx & xxxx Tax Returns Rebuttal 4 (xx/xx/xxxx 1:32PM) .	Response 1 (xx/xx/xxxx 3:38PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872795	10 of 12						Credit	Tax Transcripts Missing		The file is missing xxxx and xxxx business tax transcripts for the following businesses: . Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) pending Rebuttal 2 (xx/xx/xxxx 7:17PM) pending Rebuttal 3 (xx/xx/xxxx 1:32PM) pending Rebuttal 4 (xx/xx/xxxx 3:21PM) pending Rebuttal 5 (xx/xx/xxxx 5:00PM) Uploaded xxxx & xxxx Transcripts for and xxxx 1120S Transcript for Rebuttal 6 (xx/xx/xxxx 1:01PM) Uploaded 2 years business transcripts for	Response 1 (xx/xx/xxxx 4:21PM) Missing 2 years of business tax transcripts for . (Upheld) Response 2 (xx/xx/xxxx 2:19PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872795	11 of 12						Credit	VVOE required		Third Party verification of business was missing from the loan file for . Please provide.	Rebuttal 1 (xx/xx/xxxx 7:23PM) See Credit discussion log... We don't ask for VVOEs on businesses that have losses.	Response 1 (xx/xx/xxxx 9:24AM) Upon further review, business loss reflected. VVOE not required. (Resolved)		4	1	3	1
	300872795	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872794	1 of 8						Compliance	Late HOC Disclosure		There is no date evident on the Homeownership Disclosure List provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, .	Rebuttal 1 (xx/xx/xxxx 1:30PM) Uploaded HOC Disclosure	Response 1 (xx/xx/xxxx 7:30AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872794	2 of 8						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on However, this fee should not be retained by the Lender, Broker, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Credit Report (paid to Lender).	Rebuttal 1 (xx/xx/xxxx 1:30PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 10:37AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872794	3 of 8						Credit	Application		Please revise the page 3 of the loan application schedule of real estate owned on the departing home the total monthly taxes and insurance amount to match the correct monthly payment as reflected on page 2 of the loan application.	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) pending Rebuttal 3 (xx/xx/xxxx 5:59PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 10:50AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872794	4 of 8						Credit	Debts		Please provide evidence that all xxxx/xxxx taxes owed on all businesses, according to the tax returns, have been paid. The file did contain, for ., the xxxx 1120 transcript reflecting no taxes currently owed.	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) Uploaded Account Transcript for Rebuttal 3 (xx/xx/xxxx 5:59PM) Uploaded account transcripts. Also uploaded Report to this condition since i could not upload condition for the Exclusinary list	Response 1 (xx/xx/xxxx 9:46AM) The evidence of payment provided was already in the file. Please provide evidence that all other xxxx/xxxx taxes owed on all businesses, according to the tax returns, have been paid. (Upheld) Response 2 (xx/xx/xxxx 10:55AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872794	5 of 8						Credit	Inc Misc		The borrower is self-employed with several businesses. Income changes of more than 15% from one year to the next require explanation. Please provide an explanation for the following increases/decreases in income for the following businesses: (1) decline in income from xxxx to xxxx increase in income from xxxx to xxxx increase in income from xxxx to xxxx increase in income from xxxx to xxxx , and (5) increase in income from xxxx to xxxx .	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) Uploaded LOEs	Response 1 (xx/xx/xxxx 9:42AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872794	6 of 8						Credit	LDP/EPL		Please provide OFAC and Exclusionary List searches for all Loan Participants and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:29PM) Uploaded OFAC Search Results Rebuttal 2 (xx/xx/xxxx 6:13PM) Uploaded Updated Report and additional exclusionary search results	Response 1 (xx/xx/xxxx 5:46PM) Please provide the Exclusionary List searches. (Upheld) Response 2 (xx/xx/xxxx 11:13AM) Report provided did not include searches for: . (Upheld) Response 3 (xx/xx/xxxx 8:26AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872794	7 of 8						Credit	REO PITI		The loan application reflects the departure residence monthly housing payment as not containing HOA dues, and a signed letter was not provided stating no HOA dues. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) pending Rebuttal 3 (xx/xx/xxxx 5:59PM) pending Rebuttal 4 (xx/xx/xxxx 6:14PM) Uploaded corrected 1003 - departing residence has a monthly HOA fee of $XXX and property profile	Response 1 (xx/xx/xxxx 8:30AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872794	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	2	1
	300872793	1 of 8						Compliance	Missing HOC Disclosure		Although evidence of the CFPB and/or HUD website link(s) provided to the consumer on were present in the loan file, the file contains no evidence that the Homeownership Counseling Disclosure List was provided to the consumer within 3 business days of the application date, Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 5:03PM) Uploaded HOC disclosure	Response 1 (xx/xx/xxxx 5:13PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872793	2 of 8						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:32PM) pending Rebuttal 2 (xx/xx/xxxx 4:32PM) Uploaded CDA release form	Response 1 (xx/xx/xxxx 9:41AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872793	3 of 8						Credit	Debts
The first mortgage payoff quote in file of  dated reflects 57 days of interest at $XXX per day, all of xxxx and 28 days of xxxx; therefore, the  payment was not made at the time of payoff quotation. The bank statements and mortgage statement in file indicate the borrowers made their  mortgage payment on  and there mortgage payment on . Bank statement activity provided through  does not reflect that a xxxx payment was made. Since the final payoff on the CD of  exceeded the payoff through  with 57 days interest, it appears the borrowers never made the xxxx payment. Since the loan did not disburse until , it appears the mortgage went 30 days late and the transaction is not eligible. If this is not the case, please provide evidence the  xxxx payment cleared on or before .
												Rebuttal 1 (xx/xx/xxxx 5:32PM) pending Rebuttal 2 (xx/xx/xxxx 4:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:03PM) pending	Response 1 (xx/xx/xxxx 6:42PM) Upon further review, as of the 4/2 consummation date, the Equity Line would have still been within the 30 day grace period. (Resolved)		3	1	3	1
	300872793	4 of 8						Credit	LDP/EPL		A fraud tool report is missing from the loan file. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:32PM) Uploaded Report	Response 1 (xx/xx/xxxx 5:52PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872793	5 of 8						Credit	Miscellaneous		The loan transmittal summary/1008 was not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:32PM) Uploaded Signed 1008	Response 1 (xx/xx/xxxx 5:50PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872793	6 of 8						Credit	Social Security Number		The credit report reflects a social security number variation for the co-borrower that was not addressed. Per Investor guidelines, discrepancies in a social security number must be resolved. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:32PM) pending	Response 1 (xx/xx/xxxx 5:50PM) Co-Borrower SSN discrepancy addressed by Underwriter on Uniform Transmittal Summary (1008). (Resolved)		2	1	3	1
	300872793	7 of 8						Credit	Tax Transcripts Missing		The xxxx/xxxx personal tax return transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:32PM) pending Rebuttal 2 (xx/xx/xxxx 4:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:03PM) Uploaded xxxx & xxxx 1040 Record of Account Transcript	Response 1 (xx/xx/xxxx 6:37PM) Tax Transcripts were ordered and received after consummation; however, all tax figures and payments occurred prior to consummation. (Upheld)		4	1	3	1
	300872793	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872792	1 of 7						Compliance	Disclosures Federal Missing		The Your Home Loan Tool Kit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 1:41PM) Uploaded Disclosure Tracking	Response 1 (xx/xx/xxxx 2:11PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872792	2 of 7						Compliance	Missing HOC Disclosure		Although evidence of the HOC link was present in the loan file, the file contains no evidence that the Homeownership Counseling Disclosure List was provided to the consumer. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 1:41PM) Uploaced HOC disclosure list	Response 1 (xx/xx/xxxx 2:11PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872792	3 of 7						Credit	Appraisal Misc		The CDA Release form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:46PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 11:57AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872792	4 of 7						Credit	LDP/EPL		A fraud report tool was missing from the loan file. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:46PM) pending Rebuttal 2 (xx/xx/xxxx 1:40PM) Uploaded report Rebuttal 3 (xx/xx/xxxx 1:57PM) Uploaded LDP and Amerihome Report Rebuttal 4 (xx/xx/xxxx 1:08PM) Uploaded updated Report Rebuttal 5 (xx/xx/xxxx 6:31PM) Uploaded Report with - had to use UW role since there was no loan processor field in our system.	Response 1 (xx/xx/xxxx 2:20PM) report received. Please provide evidence that the following Loan Participants were searched across all lists: . (Upheld) Response 2 (xx/xx/xxxx 8:46AM) Please provide OFAC, F Exclusionary, and searches for . (Upheld) Response 3 (xx/xx/xxxx 2:52PM) Please provide searches across all lists or a Lender Certification for the Processor . (Upheld) Response 4 (xx/xx/xxxx 8:02AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872792	5 of 7						Credit	Tax Transcripts Missing		The xxxx/xxxx personal tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:46PM) pending Rebuttal 2 (xx/xx/xxxx 1:40PM) Uploaded xxxx & xxxx 1040 Transcript Rebuttal 3 (xx/xx/xxxx 1:56PM) Uploaded evidence xxxx tax was paid	Response 1 (xx/xx/xxxx 2:00PM) Tax Transcripts received; however, xxxx Tax Transcripts reflected taxes owed in the amount of . Please provide evidence xxxx taxes are paid. (Upheld) Response 2 (xx/xx/xxxx 8:38AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872792	6 of 7						Credit	VOR Required		The application reflects the borrowers to be 1st time homebuyers with a monthly rental payment of as does the origination credit report with no mortgages or HELOCs reported. The bank statements with reflect rent paid of per month to for 1. No additional documentation in the loan file to verify a 12 month rental payment history as required. Please provide 12 month's cancelled checks or bank statements with lease, or a direct written VOR if landlord is a management company.	Rebuttal 1 (xx/xx/xxxx 2:46PM) Uploaded VOR	Response 1 (xx/xx/xxxx 11:58AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872792	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872791	1 of 11						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872791	2 of 11						Credit	Application		Please revise the final application to include the following: Corrected prior employment dates with from , corrected current employment length of 8 months with , debts as reported on the latest credit report dated : (1) .	Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 7:53PM) pending Rebuttal 3 (xx/xx/xxxx 6:09PM) . Rebuttal 4 (xx/xx/xxxx 6:52PM) pending Rebuttal 5 (xx/xx/xxxx 5:52PM) Uploaded corrected 1008 & 1003	Response 1 (xx/xx/xxxx 2:55PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872791	3 of 11						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:53PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 4:55PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872791	4 of 11						Credit	Assets Misc		The bank statements with are missing from the loan file. Please provide the 2 month's bank statements to support the balances as reflected on the loan application of and respectively. These assets are needed for funds to close/reserves.	Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 7:53PM) Uploaded stmts Rebuttal 3 (xx/xx/xxxx 6:09PM) .	Response 1 (xx/xx/xxxx 1:54PM) 2 months of statements for provided. 2 months of statements for provided. It should be noted that Borrower's name was added to Mother's account between the and statement. This is acceptable, as the Borrower has access, the Borrower and Her mother share other bank accounts, and the referenced was deposited after Borrower was added to account. (Resolved)		4	1	3	1
	300872791	5 of 11						Credit	LDP/EPL		A Fraud Repost was not provided. Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 7:53PM) Uploaded Report Rebuttal 3 (xx/xx/xxxx 6:09PM) . Rebuttal 4 (xx/xx/xxxx 6:52PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:24PM) Please provide evidence the was searched across OFAC, Exclusionary, LDP, and lists. (Upheld) Response 2 (xx/xx/xxxx 1:14PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872791	6 of 11						Credit	Miscellaneous		The loan transmittal/1008 signed by the originating underwriter is missing from the file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:53PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 4:53PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872791	7 of 11						Credit	Reserve Assets		Sufficient reserves to meet guidelines requirements were not verified in the file. Total assets required Total assets liquid assets with plus cleared earnest money check which results in a reserve shortage of . The file did contain an additional earnest money check ofdated ; however, was not documented as cleared and not reflected on the Closing Disclosure.	Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 6:09PM) . Rebuttal 3 (xx/xx/xxxx 6:53PM) Uploaded Client's Assets Calculation Rebuttal 4 (xx/xx/xxxx 5:52PM) Pending Rebuttal 5 (xx/xx/xxxx 6:30PM) pending Rebuttal 6 (xx/xx/xxxx 5:01PM) Uploaded Q1 stmt for 401k Rebuttal 7 (xx/xx/xxxx 6:02PM) see txn history for Rebuttal 8 (xx/xx/xxxx 1:22PM) Uploaded UC 403(b) Terms of withdrawal Rebuttal 9 (xx/xx/xxxx 5:43PM) Uploaded 401K Summary Plan Description
Response 1 (xx/xx/xxxx 1:38PM)
Loan file does not contain 401k  statements along with withdrawal terms and does not contain 2  account statements along with withdrawal terms. Even with these funds, the assets needed are in reserves, for total funds of . Reviewer calculates total funds available of if 2 months statements and withdrawal terms for each retirement account is provided. After provision of said documents, the borrower is still short $1. (Upheld)

Response 2 (xx/xx/xxxx 5:23PM)
Documentation provided resulted in a  reserve shortage. Please provide additional assets documented prior to consummation to make up the shortage. In addition, withdrawal terms for the and  Medical 401k accounts were not provided. Please provide withdrawal terms for both. (Upheld)

Response 3 (xx/xx/xxxx 6:09PM)
Updated bank printout for resulted in sufficient reserves.  401k excluded as not required. Please provide withdrawal terms for 401k. (Upheld)

Response 4 (xx/xx/xxxx 8:49AM)
 Documentation received is sufficient. (Resolved)
															3	1	3	1
	300872791	8 of 11						Credit	Tax Transcripts Missing		The xxxx/xxxx personal 1040 tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:53PM) Uploaded transcripts	Response 1 (xx/xx/xxxx 4:55PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872791	9 of 11						Credit	VOR Required
The loan application reflects the borrower as a First Time Homebuyer and currently paying monthly rent of $. The loan file did contain 2 month's bank statements with reflecting payments of  to ; however, verification of 12 months rental payments is required and was missing from the loan file. Guidelines require one of the following: (1) 12 month's cancelled checks and a copy of the executed lease verifying the due date (2) bank statements evidencing electronic payments (3) a written VOE if landlord is a management company or (4) credit report rating for 12 months if landlord is a management company. Please provide.
												Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 7:53PM) pending Rebuttal 3 (xx/xx/xxxx 6:09PM) . Rebuttal 4 (xx/xx/xxxx 6:52PM) pending Rebuttal 5 (xx/xx/xxxx 5:52PM) Pending Rebuttal 6 (xx/xx/xxxx 6:30PM) Uploaded credit supplement - see page 3 Rebuttal 7 (xx/xx/xxxx 5:01PM) Uploaded VORs
Response 1 (xx/xx/xxxx 3:42PM)
Credit supplement not sufficient. The account name and number is not adequate to determine if the landlord is an individual or rent management company. The rent history must be documented through . Rent is documented through on the supplement. The rent payment reflected on the supplement does not match the rent figure on the application. Please provide complete documentation as referenced in the original finding, with explanation and documentation of any gaps or discrepancies. All documentation and explanations must have occurred on or before consummation.

Response 2 (xx/xx/xxxx 5:11PM)
 Documentation received is sufficient. (Resolved)
															2	1	3	1
	300872791	10 of 11						Credit	VVOE required		A VVOE is required within 10 days of Note date. The VVOE and written VOE dated expired as of the Note date by 1 day on . Employment start date is also off by one year. Please provide updated VVOE on or prior to consummation with corrected employment start date of .	Rebuttal 1 (xx/xx/xxxx 5:53PM) pending Rebuttal 2 (xx/xx/xxxx 7:53PM) pending Rebuttal 3 (xx/xx/xxxx 6:09PM) Uploaded VVOE	Response 1 (xx/xx/xxxx 1:38PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872791	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. The CDA supports the appraised value.				1	1	3	1
	300872790	1 of 4						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 8:04PM) Uploaded Toolkit Disclosure	Response 1 (xx/xx/xxxx 1:33PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872790	2 of 4						Credit	Appraisal Misc		The CDA Release form is not signed. Please provide.	Rebuttal 1 (xx/xx/xxxx 8:03PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 9:09AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872790	3 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (processing coordinator), (appraisal company), (notary), (seller), (seller). Please provide.	Rebuttal 1 (xx/xx/xxxx 8:03PM) Uploaded Exclusionary Search Results Rebuttal 2 (xx/xx/xxxx 7:38PM) Uploaded Report Rebuttal 3 (xx/xx/xxxx 12:46PM) Uploaded updated Report	Response 1 (xx/xx/xxxx 9:15AM) 2 of the 4 exclusionary lists were provided. Please provide OFAC and exclusionary list searches as well, or a Lender Certification that the Loan Participants were searched across all lists. (Upheld) Response 2 (xx/xx/xxxx 9:42AM) require OFAC and Exclusionary list searches. (Upheld) Response 3 (xx/xx/xxxx 2:10PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872790	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872789	1 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor).	Rebuttal 1 (xx/xx/xxxx 6:48PM) PCCD - No LOE as the condition didn't request it Rebuttal 2 (xx/xx/xxxx 11:11AM) PCCD - No LOE as the condition didn't request it	Response 1 (xx/xx/xxxx 1:16PM) The provided documentation is insufficient to cure the finding. Although the PCCD is acceptable, a copy of the LOE provided to the consumer is also required to cure the finding. (Upheld) Response 2 (xx/xx/xxxx 11:12AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872789	2 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (credit bureau), (appraisal company), (notary), (rep of ), (title insurance company), (title officer), (closer), (employer), (employer). Please provide.	Rebuttal 1 (xx/xx/xxxx 4:27PM) Uploaded Reporrt Rebuttal 2 (xx/xx/xxxx 6:48PM) searches Rebuttal 3 (xx/xx/xxxx 5:58PM) Uploaded Client Cert re: exclusionary search	Response 1 (xx/xx/xxxx 9:00AM) Searches across all lists are still required for . (Upheld) Response 2 (xx/xx/xxxx 4:34PM) LDP and searches received; however, OFAC and Exclusionary searches are required. Please provide searches for referenced parties or a Lender Certification that all parties have been searched across all lists. (Upheld) Response 3 (xx/xx/xxxx 8:21AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872789	3 of 4						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:27PM) Uploaded Signed 1008	Response 1 (xx/xx/xxxx 8:50AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872789	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872788	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872788	2 of 4						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (Loan Coordinator on written VOE), (Real Estate Broker for buyer), and (Appraiser).	Rebuttal 1 (xx/xx/xxxx 4:51PM) Uploaded Exclusionary Search Results Rebuttal 2 (xx/xx/xxxx 5:59PM) Searches Rebuttal 3 (xx/xx/xxxx 9:00PM) Uploaded additional OFAC search results	Response 1 (xx/xx/xxxx 9:25AM) Searches from 2 of the 4 lists were provided. Please provide OFAC and Exclusionary list searches for the referenced Participants or provide Lender Certification that all Participants were searched across all lists. (Upheld) Response 2 (xx/xx/xxxx 8:48AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872788	3 of 4						Credit	VVOE required		A VVOE is required within 10 days of Note date . The VVOE dated expired .	Rebuttal 1 (xx/xx/xxxx 4:51PM) Uploaded VVOE	Response 1 (xx/xx/xxxx 9:21AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872788	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	2	1
	300872787	1 of 12						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Loan Points/Discount ($XXX), Appraisal Final Fee ($XXX). To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A total cost to cure in the amount of $XXXX is required.
												Rebuttal 1 (xx/xx/xxxx 1:18PM) Uploaded LE with notes re: change of circumstance	Response 1 (xx/xx/xxxx 9:19AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872787	2 of 12						Credit	Application		The Final 1003 did not reflect the following more conservative debts from the credit cross check: per month payment and balance actual as opposed to per month and balance reported on the 1003. per month payment and balance actual as opposed to per month and balance reported on the 1003. Balances owed on actual as opposed to reported on the 1003. Please provide corrected Final 1003. In addition, please provide a corrected 1008.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:30PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 10:36AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	3 of 12						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded CDA release form	Response 1 (xx/xx/xxxx 9:14AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872787	4 of 12						Credit	Assets
The borrower's departure proceeds in the amount of were excluded since the departure residence did not close concurrently with the subject and there was no evidence of deposit. Remaining assets documented in the loan file was the Checking Account in the amount of . Assets are seasoned; however, it appears the Primary Borrower was added to his parent's checking account at some point in time. All deposits into the account appear to be the parent's income, the borrower is listed third on the account, and the checks written only reflect the parent's names in print. It could not be determined if the borrower has 100% access to his parent's funds. Please provide a 100% access letter.
												Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded access letter	Response 1 (xx/xx/xxxx 9:17AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	5 of 12						Credit	Debts		The file does not contain evidence xxxx taxes owed to the IRS in the amount ofhave been paid. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:29PM) pending Rebuttal 3 (xx/xx/xxxx 6:10PM) Uploaded check payment	Response 1 (xx/xx/xxxx 8:25AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	6 of 12						Credit	Financial Statements Obtained		The xxxx P/L and Balance Sheet for was missing from the loan file.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:30PM) pending Rebuttal 3 (xx/xx/xxxx 6:11PM) Uploaded CPA letter	Response 1 (xx/xx/xxxx 8:28AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872787	7 of 12						Credit	Inc Misc		Income documents provided indicate the borrower's earnings for increased more than 15% from xxxx to xxxx. The file does not contain an explanation for the increase in earnings. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:30PM) pending Rebuttal 3 (xx/xx/xxxx 6:11PM) Uploaded CPA letter Rebuttal 4 (xx/xx/xxxx 4:51PM) See underwriter comments.	Response 1 (xx/xx/xxxx 12:37PM) Upon further review, explanation letter is dated after consummation. Please provide a letter dated on or before consummation. In addition, please clarify the increase in W2 wages as it relates to expansion and remodeling. (Upheld) Response 2 (xx/xx/xxxx 9:26AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	8 of 12						Credit	Income Docs		The xxxx and xxxx business tax returns for each business are not signed by the borrower. Please provide the signed and dated documents that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:29PM) Uploaded signed pages of the personal and business tax returns. Also uploaded xxxx Business Tax Returns.	Response 1 (xx/xx/xxxx 10:44AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	9 of 12						Credit	Income Docs		The file does not contain xxxx and xxxx W-2’s for the borrower. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded xxxx, xxxx & xxxx W2s	Response 1 (xx/xx/xxxx 9:16AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872787	10 of 12						Credit	LDP/EPL		Thefile does not contain evidence all Loan Participants were checked across allexclusionary lists. Please provide searches for “all” Loan Participants acrossall exclusionary lists and provide a Lender Certification that all LoanParticipants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 5:29PM) Uploaded Search and Client Exclusionary List Cert	Response 1 (xx/xx/xxxx 9:34AM) Report received. Please provide OFAC, Exclusionary, LDP, and searches for the following Participants: . (Upheld) Response 2 (xx/xx/xxxx 10:40AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872787	11 of 12						Credit	Title Commitment / Title Policy		The title commitment/policy is missing from the loan file.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded Prelim	Response 1 (xx/xx/xxxx 9:13AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872787	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872786	1 of 7						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test for the disclosure dated . Although evidence was provided showing the consumer(s) received the emailed disclosures, the consumers' consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 6:59PM) Uploaded E-consent Rebuttal 2 (xx/xx/xxxx 7:09PM) Uploaded E-Consent	Response 1 (xx/xx/xxxx 1:13PM) The provided documentation is insufficient to cure the finding. Missing e-Consent for both borrowers. The received e-Consent disclosures do not match the borrower(s) names. (Upheld) Response 2 (xx/xx/xxxx 2:21PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872786	2 of 7						Credit	Appraisal Misc		The appraisal was completed As-Is; however, the CD reflects an Inspection Fee paid to the Appraiser in addition to the Appraisal Fee. Please document the reasoning for the Inspection Fee.	Rebuttal 1 (xx/xx/xxxx 12:56PM) Uploaded Client's LOE	Response 1 (xx/xx/xxxx 12:12PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872786	3 of 7						Credit	Appraisal Misc		The loan file is missing a Collateral Desktop Analysis report along with a CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 12:56PM) Uploaded CDA Analysis and Release Form	Response 1 (xx/xx/xxxx 12:10PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872786	4 of 7						Credit	Inc Misc		Borrower and co-borrower's income earnings increased more than 15% from xxxx to xxxx; no explanation was provided. Please provide.	Rebuttal 1 (xx/xx/xxxx 12:56PM) pending Rebuttal 2 (xx/xx/xxxx 4:42PM) Uploaded LOE from borrower and client letter	Response 1 (xx/xx/xxxx 7:32AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872786	5 of 7						Credit	Income Docs		The xxxx Schedule E reflects a 1065 partnership loss associated with . Please provide the K-1. If the K-1 is not final and the borrowers own 25% or more, please provide 2 years of partnership returns, 2 years of transcripts, and Financials, if applicable.	Rebuttal 1 (xx/xx/xxxx 12:56PM) pending Rebuttal 2 (xx/xx/xxxx 1:16PM) Uploaded printout - Withdrawn status	Response 1 (xx/xx/xxxx 12:14PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872786	6 of 7						Credit	LDP/EPL		The file does not contain evidence (Set-Up Processor) was checked across all exclusionary lists. Please provide.	Rebuttal 1 (xx/xx/xxxx 12:56PM) Uploaded Loan Participant Confirmation of Searches	Response 1 (xx/xx/xxxx 12:11PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872786	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872785	1 of 8						Compliance	TRID - CD Incomplete / Inaccurate		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 7:06PM) PCCD	Response 1 (xx/xx/xxxx 10:46AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872785	2 of 8						Compliance	TRID - CD Incomplete / Inaccurate		The following fees on the CD issued on are missing the payee name: Title - E-Recording Fee, Title - Endorsement Fee, Title - Lender's Title Insurance, Title - Notary Fee, Title - Sub-Escrow Fee, Title - Wire Transfer Fee. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Rebuttal 1 (xx/xx/xxxx 7:06PM) PCCD	Response 1 (xx/xx/xxxx 10:46AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872785	3 of 8						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a signed and certified ALTA statement dated . The statement does not match the revised CD issued on , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed  at consummation; however, per the ALTA statement, the consumer owed . The fees appear to be in the following sections: C. Services Borrower Did Shop For, E. Taxes and Other Government Fees, F. Prepaids, Buyers Funds Held, Prorations. The fees in section C are not subject to tolerance; the fees in section E are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 7:06PM) PCCD	Response 1 (xx/xx/xxxx 10:47AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872785	4 of 8						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:07PM) Pending Rebuttal 2 (xx/xx/xxxx 5:03PM) pending Rebuttal 3 (xx/xx/xxxx 3:11PM) Uploaded CDA Release Form.	Response 1 (xx/xx/xxxx 8:51AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872785	5 of 8						Credit	LDP/EPL		Please provide searches for the following Loan Participants across allexclusionary lists and provide a Lender Certification that all LoanParticipants were searched across all lists: (1) appraiser and appraisal company (2) closing notary	Rebuttal 1 (xx/xx/xxxx 7:07PM) Pending Rebuttal 2 (xx/xx/xxxx 5:03PM) Uploaded Exclusionary Searches Rebuttal 3 (xx/xx/xxxx 3:11PM) Uploaded Report and OFAC	Response 1 (xx/xx/xxxx 5:29PM) OFAC and Exclusionary searches are required for the referenced parties. Please provide the e or a Lender Certification that all parties have been searched across all lists. (Upheld) Response 2 (xx/xx/xxxx 8:57AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872785	6 of 8						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:07PM) 1008 Rebuttal 2 (xx/xx/xxxx 5:03PM) document was uploaded	Response 1 (xx/xx/xxxx 5:25PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872785	7 of 8						Credit	Sales contract		Please provide the complete executed Sales Contract and all addendums. The loan file contains only addendum 2 and page 10 of the Sales Contract.	Rebuttal 1 (xx/xx/xxxx 7:07PM) PC Rebuttal 2 (xx/xx/xxxx 5:03PM) document was uploaded	Response 1 (xx/xx/xxxx 5:27PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872785	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872784	1 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on. However, this fee should not be retained by the Lender, Broker, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Third-Party).	Rebuttal 1 (xx/xx/xxxx 6:58PM) Uploaded PCCD Rebuttal 2 (xx/xx/xxxx 1:57PM) Uploaded Letter to borrower	Response 1 (xx/xx/xxxx 10:26AM) The provided documentation is insufficient to cure the finding. Missing Letter of explanation (LOE) to the consumer regarding PCCD issued . (Upheld) Response 2 (xx/xx/xxxx 7:00AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872784	2 of 5						Credit	LDP/EPL		Please provide searches for , VVOE requestor, across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:28PM) pending Rebuttal 2 (xx/xx/xxxx 2:16PM) pending Rebuttal 3 (xx/xx/xxxx 1:57PM) Uploaded Search and LoanSafe Report	Response 1 (xx/xx/xxxx 4:39PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872784	3 of 5						Credit	Miscellaneous		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:28PM) pending Rebuttal 2 (xx/xx/xxxx 2:16PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:59PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872784	4 of 5						Credit	Miscellaneous		The loan transmittal (1008) was not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:28PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 7:59AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872784	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872783	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 7:15PM) HLTC	Response 1 (xx/xx/xxxx 7:07AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872783	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines				1	1	4	1
	300872783	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. 2nd appraisal provided which supported value.				1	1	4	1
	300872782	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. The Your Home Tool Kit was missing.	Rebuttal 1 (xx/xx/xxxx 2:47PM) : Please review the uploaded "Home Loan Toolkit Tracking," for the subject loan. The date of the initial loan application is and the date the Home Loan Toolkit was sent to the Borrower is (within 3 days).	Response 1 (xx/xx/xxxx 5:11PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	2
	300872782	2 of 4						Compliance	TRID LE- premiums Optional		The Home Warranty on the LE issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).		Response 1 (xx/xx/xxxx 3:30PM) Non-material (EV2). Investor accepts.		2	2	4	2
	300872782	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	2
	300872782	4 of 4						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. CU score is 4.0.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	4	2
	300872781	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor).		Response 1 (xx/xx/xxxx 3:39PM) Non-material (EV2). Investor accepts.		3	2	3	2
	300872781	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300872781	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	2
	300872780	1 of 7						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 2:26PM) Uploaded Toolkit loan detail info	Response 1 (xx/xx/xxxx 4:32PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872780	2 of 7						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File number.	Rebuttal 1 (xx/xx/xxxx 2:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:54PM) Uploaded PCCD, letter to borrower and proof of delivery	Response 1 (xx/xx/xxxx 4:34PM) Seller researching Response 2 (xx/xx/xxxx 12:48PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872780	3 of 7						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded CDA release form	Response 1 (xx/xx/xxxx 8:03AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872780	4 of 7						Credit	Assets		Departure CD reflects the borrowers' home was held in Trust. Please provide Trust Documentation to evidence borrowers have 100% access to the proceeds.	Rebuttal 1 (xx/xx/xxxx 2:24PM) Uploaded Cert of Trust	Response 1 (xx/xx/xxxx 8:10AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872780	5 of 7						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) real estate broker for buyer , and (2) seller 2 .	Rebuttal 1 (xx/xx/xxxx 2:23PM) Buyer Agent is on the original list Rebuttal 2 (xx/xx/xxxx 8:20PM) Uploaded Loan Participant Analysis and LDP	Response 1 (xx/xx/xxxx 8:07AM) located on Report. Please provide OFAC. Exclusionary, LDP, and searches for (Upheld) Response 2 (xx/xx/xxxx 9:34AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872780	6 of 7						Credit	REO PITI		The borrowers rental property at is not escrowed. The tax bill for the referenced property is missing. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded HOA, Insurance and Tax Bill	Response 1 (xx/xx/xxxx 8:13AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872780	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872779	1 of 8						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 2:15PM) Uploaded eDisclosure Tracking	Response 1 (xx/xx/xxxx 7:29AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872779	2 of 8						Credit	Appraisal Misc		The file does not contain a . Please provide along with a signed CDA release form.	Rebuttal 1 (xx/xx/xxxx 2:11PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:34PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872779	3 of 8						Credit	Assets Misc		The file does not contain two consecutive bank statements for account . Please provide statement ending in .	Rebuttal 1 (xx/xx/xxxx 2:11PM) Uploaded UW notes and stmts	Response 1 (xx/xx/xxxx 2:49PM) Explanation received is sufficient. (Resolved)		2	1	3	1
	300872779	4 of 8						Credit	LDP/EPL		The file does not contain evidence all Loan Participants were checked across OFAC,Exclusionary, LDP, and lists. Please provide searches for all Loan Participants across all referenced lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:11PM) Uploaded Fraud Report Rebuttal 2 (xx/xx/xxxx 3:19PM) pending	Response 1 (xx/xx/xxxx 2:46PM) Please provide evidence Borrower's Employer D and Power of Attorney were checked across OFAC, Exclusionary, LDP, and lists. (Upheld) Response 2 (xx/xx/xxxx 12:48PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872779	5 of 8						Credit	Miscellaneous		The loan file does not contain a signed 1008. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:11PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 2:35PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872779	6 of 8						Credit	Tax Returns Obtained		The xxxx tax return is not signed or dated by the borrower. Please provide the signed and dated tax return that was completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 2:11PM) pending Rebuttal 2 (xx/xx/xxxx 3:19PM) Please clear condition - No S/E income was used and bank stmts reflects IRS refund of $ on .	Response 1 (xx/xx/xxxx 12:55PM) Explanation received is sufficient. (Resolved)		2	1	3	1
	300872779	7 of 8						Credit	Tax Transcripts Missing		The file does not contain xxxx and xxxx tax transcripts. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:11PM) pending Rebuttal 2 (xx/xx/xxxx 3:19PM) pending Rebuttal 3 (xx/xx/xxxx 2:09PM) Uploaded 1040 Tax Transcripts	Response 1 (xx/xx/xxxx 2:40PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872779	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872778	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872778	2 of 4						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (1) originating underwriter (2) appraiser (3) 2nd appraiser company and appraiser (4) closing agent and contact 5), and (6) closing notary	Rebuttal 1 (xx/xx/xxxx 2:13PM) Uploaded search results Rebuttal 2 (xx/xx/xxxx 1:44PM) Uploaded Report - please note 2nd appraiser info was placed under Escrow Category due to only 1 field was available for Appraisal Company and Appraiser.	Response 1 (xx/xx/xxxx 3:30PM) LDP and searches received. Please provide OFAC and Exclusionary searches as well. (Upheld) Response 2 (xx/xx/xxxx 2:13PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872778	3 of 4						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:13PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 3:28PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872778	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a second full appraisal which supported the origination appraised value.				1	1	3	1
	300872777	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872777	2 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:39PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 11:43AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872777	3 of 7						Credit	Income Docs		Borrower's xxxx tax return is not signed. Page two of borrower's xxxx tax return is not reflected in the loan file. Page two of co-borrower's xxxx and xxxx tax returns is not reflected in the loan file. Please provide page two of borrower and co-borrower's xxxx and xxxx tax returns signed and dated on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:39PM) pending Rebuttal 2 (xx/xx/xxxx 2:16PM) pending Rebuttal 3 (xx/xx/xxxx 2:16PM) pending Rebuttal 4 (xx/xx/xxxx 3:02PM) Uploaded tax returns Rebuttal 5 (xx/xx/xxxx 3:27PM) Uploaded tax returns	Response 1 (xx/xx/xxxx 10:03AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872777	4 of 7						Credit	Income Docs		The loan file is missing a Year Ending xxxx Balance Sheet for the primary borrower's business. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:39PM) Uploaded P&L and LOE Rebuttal 2 (xx/xx/xxxx 2:16PM) pending Rebuttal 3 (xx/xx/xxxx 3:02PM) Pending Rebuttal 4 (xx/xx/xxxx 3:27PM) Pending Rebuttal 5 (xx/xx/xxxx 5:28PM) Pending Rebuttal 6 (xx/xx/xxxx 4:17PM) Uploaded xxxx Balance Sheet	Response 1 (xx/xx/xxxx 11:53AM) LOE is not acceptable. It does not have a date. LOE is not required; however, a balance sheet is required through Year End xxxx. with sales in excess of per year has all required balance sheet components. Please provide Balance Sheet forfor Year Ending xxxx. (Upheld) Response 2 (xx/xx/xxxx 12:40PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872777	5 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (underwriter), (co-borrower), (loan officer), (credit bureau), (borrower’s business), (co-borrower’s employer), (notary), (title company), (appraiser), (appraisal company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:39PM) uploaded Report Rebuttal 2 (xx/xx/xxxx 2:16PM) pending Rebuttal 3 (xx/xx/xxxx 2:16PM) Uploaded Client's Cert re exclusionary list search	Response 1 (xx/xx/xxxx 11:59AM) Report received. The file still does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: . (Upheld) Response 2 (xx/xx/xxxx 9:53AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872777	6 of 7						Credit	Miscellaneous		The file contains 11 explanation letters from the borrowers in which none are dated. Please provide all explanation letters signed and dated on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:39PM) pending Rebuttal 2 (xx/xx/xxxx 2:16PM) Uploaded s&d LOEs Rebuttal 3 (xx/xx/xxxx 3:27PM) Uploaded s&d LOEs Rebuttal 4 (xx/xx/xxxx 5:28PM) Uploaded s&d LOE
Response 1 (xx/xx/xxxx 10:07AM)
6 dated letters received. Letters still missing dates are as follows: Letter referencing SSN affiliations, Letter referencing AKA names, Letter containing 2 paragraphs referencing job history and compensation, Letter referencing the official balance sheet, and Letter referencing income decline and normal business fluctuations. (Upheld)

Response 2 (xx/xx/xxxx 10:07AM)
Additional 4 letters received. Still missing letter containing 2 paragraphs referencing job history and compensation. Please provided the e dated on or before consummation. (Upheld)

Response 3 (xx/xx/xxxx 7:56PM)
 Documentation received is sufficient. (Resolved)
															2	1	4	1
	300872777	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872776	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872776	2 of 7						Credit	Appraisal Misc		The file does not contain a Collateral Desktop Analysis. Please provide along with a signed CDA release form.	Rebuttal 1 (xx/xx/xxxx 5:05PM) Pending Rebuttal 2 (xx/xx/xxxx 5:18PM) pending Rebuttal 3 (xx/xx/xxxx 3:11PM) pending Rebuttal 4 (xx/xx/xxxx 12:39PM) Uploaded CDA Analysis and Release Form	Response 1 (xx/xx/xxxx 3:04PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872776	3 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower's employer), (co-borrower's employer), (processor), (notary), (title insurance company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that “all” Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:06PM) Pending Rebuttal 2 (xx/xx/xxxx 5:19PM) Uploaded Report	Response 1 (xx/xx/xxxx 9:37AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872776	4 of 7						Credit	Miscellaneous		Explanation letter regarding credit inquiries is not signed or dated. Please provide signed and dated explanation letter on or before consummation.	Rebuttal 1 (xx/xx/xxxx 5:06PM) Pending Rebuttal 2 (xx/xx/xxxx 5:19PM) pending Rebuttal 3 (xx/xx/xxxx 3:11PM) Uploaded s&d LOE.	Response 1 (xx/xx/xxxx 3:16PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872776	5 of 7						Credit	Reserve Assets		Reserves required for subject transaction were . The lender provided a n statement for assets to cover reserves; however, the lender did not provide liquidation terms. Without assets from retirement statement; borrowers are short reserves. Please provide documentation of liquidation terms.	Rebuttal 1 (xx/xx/xxxx 5:06PM) Uploaded and Stmt Rebuttal 2 (xx/xx/xxxx 5:19PM) Uploaded Withdrawals, per plan - Financial Hardship withdrawals are allowed on primary residence - please check.	Response 1 (xx/xx/xxxx 1:08PM) Both plans provided are 401A plans. Liquidation instructions provided indicate the borrowers must quit their jobs or be at least 59 1/2 years of age to withdraw funds and that there are no hardship withdrawals allowed. Allowable reserves are $0. (Upheld) Response 2 (xx/xx/xxxx 9:36AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872776	6 of 7						Credit	Tax Transcripts Missing		The file does not contain tax transcripts for the most recent two years filed tax returns. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:06PM) Pending Rebuttal 2 (xx/xx/xxxx 5:19PM) Uploaded Transcripts	Response 1 (xx/xx/xxxx 9:32AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872776	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872775	1 of 6						Compliance	TRID CD ' Lender/Broker Contact Information		The following information is missing from the Contact Information table in the Lender's column: Individual Contact's name. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 3:51PM) Uploaded PCCD and Lender Attestation	Response 1 (xx/xx/xxxx 4:45PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872775	2 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:51PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 3:55PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872775	3 of 6						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (credit bureau), (selling real estate agent), and (title insurance company). Please provide.	Rebuttal 1 (xx/xx/xxxx 3:52PM) Uploaded Fraud Guard	Response 1 (xx/xx/xxxx 3:56PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872775	4 of 6						Credit	Miscellaneous		Three explanation letters regarding the following are not dated: credit inquiries, large deposit and intent to sell departure residence. Please provide the signed and dated documents that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 3:51PM) pending Rebuttal 2 (xx/xx/xxxx 5:52PM) pending Rebuttal 3 (xx/xx/xxxx 1:39PM) Uploaded LOE re credit inquiry	Response 1 (xx/xx/xxxx 3:09PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872775	5 of 6						Credit	Tax Transcripts Missing		The loan file is missing tax transcripts for the most recent two years filed tax returns. Please provide. Upon review, additional conditions may apply.	Rebuttal 1 (xx/xx/xxxx 3:51PM) pending Rebuttal 2 (xx/xx/xxxx 5:52PM) Uploaded Tax Transcripts	Response 1 (xx/xx/xxxx 8:20AM) Tax Transcripts revealed unreimbursed expenses. DTI went from 42.801% to 42.996% as a result. Within tolerance.(Resolved)		4	1	4	1
	300872775	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872774	1 of 5						Compliance	Disclosures Federal Missing		The file contains no evidence that the Tool Kit was provided to the borrower.	Rebuttal 1 (xx/xx/xxxx 3:29PM) Uploaded Toolkit Disclosure	Response 1 (xx/xx/xxxx 9:35AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872774	2 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 3:29PM) Uploaded Client LOE and Seller's CD Rebuttal 2 (xx/xx/xxxx 11:59AM) Uploaded Client LOE and Seller's CD	Response 1 (xx/xx/xxxx 9:39AM) The provided documentation is insufficient to cure the finding. A revised CD would be required since the Home Warranty Fee was disclosed on the last revised LE as a borrower cost despite being paid by the seller. (Upheld) Response 2 (xx/xx/xxxx 12:02PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872774	3 of 5						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:36PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:54PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872774	4 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (lender), (borrower’s employer), (co-borrower’s employer), (rep for lender), (notary), (credit bureau). Please provide.	Rebuttal 1 (xx/xx/xxxx 1:36PM) pending Rebuttal 2 (xx/xx/xxxx 3:42PM) Uploaded search results and Report	Response 1 (xx/xx/xxxx 8:11AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872774	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872773	1 of 7						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE delivery date test for disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 6:54PM) xx/xx/xxxx: Uploaded borrower's agreement to received documents electronically.	Response 1 (xx/xx/xxxx 1:16PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872773	2 of 7						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the PCCD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on . Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 6:55PM) xx/xx/xxxx: Please review uploaded Loan Estimate issued. CCTC now matches. LE issued was not in original file.	Response 1 (xx/xx/xxxx 1:27PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872773	3 of 7						Credit	Application		The final application reflects an additional real estate owned located at secured by the mortgage with with a monthly payment of ; however, the loan file contains a mortgage statement with reflecting a property address of , and lists the borrowers' mailing address as e and not the property address. Income and asset documents also reflect a mailing address as , and subject transaction is a refinance of a primary residence at .	Rebuttal 1 (xx/xx/xxxx 5:28PM) 5/10/xxxx: Updated REO section of 1003 reflecting the correct address of . Uploaded to portal.	Response 1 (xx/xx/xxxx 5:42PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872773	4 of 7						Credit	AUS Missing		The AUS is missing from the loan file. According to the loan transmittal summary/1008, the AUS is LP; however, the file contains a DU dated which is submission number 1, and the loan closed on with a disbursement date of . The file contains just 1 month bank statements which is typical of LP, which leads reviewer to believe LP is missing.	Rebuttal 1 (xx/xx/xxxx 4:52PM) 5/22/xxxx: LP AUS approvals prior to closing received. Uploaded to portal.	Response 1 (xx/xx/xxxx 6:00PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872773	5 of 7						Credit	Miscellaneous		The loan file is missing a fraud report.	Rebuttal 1 (xx/xx/xxxx 4:52PM) 5/21/xxxx : Fraud report uploaded to portal.	Response 1 (xx/xx/xxxx 5:57PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872773	6 of 7						Credit	REO PITI		The Borrowers own other real estate and the PITI for each additional mortgage is not confirmed/documented. The mortgage statement with with a monthly payment of for the property located at , reflects as being escrowed; however, the final loan application reflects a monthly payment of in addition to the monthly mortgage payment, and was not documented.
Rebuttal 1 (xx/xx/xxxx 4:52PM)
 5/30/xxxx: DU reflects DTI of XXX%. The full PITIA of $XXXX was included in debt for . The mortgage statement was provided in file and reflects  in principal,  interest and escrow of  which total to . The final 1003 reflects  in Insurance, Maintenance, Taxes and Misc, this payment was included in DU, however, no documentation provided in file to confirm this payment. A request from the lender to verify this payment, however, we have not receive a response from the lender.  made a call was made to the HOA company and confirm that the HOA dues are . This HOA payment is also reflected on the Borrower's bank statement. Including this payment will reduce the PITIA from $ to  which also reduce the DTI from XXX% to XXX%. Supporting documents uploaded to portal.
													Response 1 (xx/xx/xxxx 6:07PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872773	7 of 7						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. The file did not contain a CDA or comparable report, and the CU score exceeds guideline.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872772	1 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, TBD, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, TBD, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor).	Rebuttal 1 (xx/xx/xxxx 1:37PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 5:21PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872772	2 of 4						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (1) loan processor(2) lender contact (3) mortgage broker , and (4) closing notary .	Rebuttal 1 (xx/xx/xxxx 8:02PM) Uploaded Report	Response 1 (xx/xx/xxxx 12:26PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872772	3 of 4						Credit	Lien Position		The borrowers own Solar Panels which are financed through . The loan file contains a copy of the which is reflected as an exception on the Title Commitment. The guide does not list said exception as an acceptable minor impediment. Please provide a subordination agreement from . In addition, provide an updated 1008 to reflect the CLTV.	Rebuttal 1 (xx/xx/xxxx 8:02PM) pending Rebuttal 2 (xx/xx/xxxx 1:04PM) Uploaded Client 's rebutal re the Rebuttal 3 (xx/xx/xxxx 7:48PM) Uploaded client rebuttal Rebuttal 4 (xx/xx/xxxx 2:27PM) Uploaded Final Title Policy
Response 1 (xx/xx/xxxx 6:33PM)
Referenced rebuttal documentation could not be located. (Upheld)

Response 2 (xx/xx/xxxx 3:19PM)
Explanation letter receipt acknowledged. The subject transaction is a refinance. The UCC Financing statement was in place prior to the subject mortgage. The UCC agreement was filed in Real Estate Records (item 13) as a Fixture Filing (item 14) with the subject property address, parcel number, and legal description referenced (item 16). A Fixture Filing recorded in real property records turns the UCC Financing Statement into a mortgage against the property where the fixture is located. Absence of a subordination agreement placed the UCC Financing Statement in the first position when the subject refinance occurred, which adversely impacts the lender. (Upheld)

Response 3 (xx/xx/xxxx 4:28PM)
 Final Title Policy provided reflecting subject mortgage as first and only lien. UCC Financing Statement has been removed from the policy. (Resolved)
															2	1	2	1
	300872772	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	2	1
	300872771	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, TBD, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, TBD, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor). Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:31PM) Non-material (EV2). Investor accepts.		2	2	2	2
	300872771	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872771	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	2
	300872770	1 of 10						Compliance	TRID - Revised CD - No Waiting Period		This loan failed the revised CD delivery date test (no waiting period required) for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:10PM) Uploaded E-Consent	Response 1 (xx/xx/xxxx 11:06AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872770	2 of 10						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:10PM) Uploaded E-consent	Response 1 (xx/xx/xxxx 11:05AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872770	3 of 10						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE delivery date test for the disclosure dated. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:10PM) Uploaded E-Consent	Response 1 (xx/xx/xxxx 11:05AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872770	4 of 10						Credit	Application		Please revise the Final 1003 to exclude Primary Borrower employment with . Income from the Primary Borrower was not utilized.	Rebuttal 1 (xx/xx/xxxx 1:13PM) pending Rebuttal 2 (xx/xx/xxxx 1:18PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 9:20AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872770	5 of 10						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:13PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 3:11PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872770	6 of 10						Credit	Debts		Please provide revised final application reflecting the most recent monthly debt payment and current balance for the following per the credit report: .	Rebuttal 1 (xx/xx/xxxx 1:13PM) pending Rebuttal 2 (xx/xx/xxxx 1:18PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 9:23AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872770	7 of 10						Credit	Debts		The loan closed . The mortgage loans with and with were only updated through . Please provide updates through .	Rebuttal 1 (xx/xx/xxxx 1:13PM) pending Rebuttal 2 (xx/xx/xxxx 1:18PM) Pending Rebuttal 3 (xx/xx/xxxx 3:15PM) Pending Rebuttal 4 (xx/xx/xxxx 3:06PM) Uploaded Credit Supplement Rebuttal 5 (xx/xx/xxxx 7:27PM) Uploaded Guideline Exception Approval	Response 1 (xx/xx/xxxx 5:15PM) Cure documentation is dated post-consummation. Pending exception. (Upheld) Response 2 (xx/xx/xxxx 7:58PM) formal exception granted. (Resolved)		2	1	3	1
	300872770	8 of 10						Credit	Inc Misc		The cash flow analysis for the Co-Borrower's business reflected a decline of income from in xxxx to in xxxx, which was 16.1%. Please provide explanation for the decrease.	Rebuttal 1 (xx/xx/xxxx 1:13PM) Please correct the condition to reflect $XXX in xxxx.... Rebuttal 2 (xx/xx/xxxx 1:18PM) Pending Rebuttal 3 (xx/xx/xxxx 3:15PM) Uploaded 1008 with additional commentary	Response 1 (xx/xx/xxxx 12:37PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872770	9 of 10						Credit	LDP/EPL		Please provide searches across OFAC, Exclusionary, LDP, and lists for Co-Borrower's self-employment .	Rebuttal 1 (xx/xx/xxxx 1:13PM) Uploaded Report	Response 1 (xx/xx/xxxx 3:13PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872770	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872769	1 of 8						Closing	Inaccurate Mortgage		The Security Instrument was not fully executed by the Non-Borrower Spouse.	Rebuttal 1 (xx/xx/xxxx 12:56PM) Uploaded Client's rebuttal; Confirmed per SI, borrower is taking title - a married man as his sole and separate property. Rebuttal 2 (xx/xx/xxxx 1:09PM) Uploaded copy of Quitclaim Deed	Response 1 (xx/xx/xxxx 3:44PM) The provided explanation is insufficient to cure the finding. Since the subject property is considered a homestead in a community property state, the non-borrowing spouse has rescindable rights. (Upheld) Response 2 (xx/xx/xxxx 7:19AM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872769	2 of 8						Compliance	Right to Rescind		The file contains no evidence of the Right to Cancel Notice provided to all parties with the right to rescind.	Rebuttal 1 (xx/xx/xxxx 12:56PM) Uploaded Client's rebuttal; Confirmed per SI, borrower is taking title - a married man as his sole and separate property. Rebuttal 2 (xx/xx/xxxx 1:09PM) Uploaded copy of Quitclaim Deed	Response 1 (xx/xx/xxxx 3:45PM) The provided explanation is insufficient to cure the finding. Since the subject property is considered a homestead in a community property state, the non-borrowing spouse has rescindable rights. (Upheld) Response 2 (xx/xx/xxxx 7:19AM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872769	3 of 8						Compliance	TRID - CD Non-Borrower with Right to Rescind		There is no evidence of an initial and/or revised CD provided to all who have the right to rescind. Per regulation, In rescindable transactions, the Closing Disclosures must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23).	Rebuttal 1 (xx/xx/xxxx 12:57PM) Uploaded Client's rebuttal; Confirmed per SI, borrower is taking title - a married man as his sole and separate property. Rebuttal 2 (xx/xx/xxxx 1:09PM) Uploaded copy of Quitclaim Deed	Response 1 (xx/xx/xxxx 3:46PM) The provided explanation is insufficient to cure the finding. Since the subject property is considered a homestead in a community property state, the non-borrowing spouse has rescindable rights. (Upheld) Response 2 (xx/xx/xxxx 7:20AM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872769	4 of 8						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 12:56PM) pending Rebuttal 2 (xx/xx/xxxx 1:09PM) pending Rebuttal 3 (xx/xx/xxxx 2:21PM) Uploaded PCCD, letter and proof of delivery Rebuttal 4 (xx/xx/xxxx 5:20PM) Uploaded updated PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 3:18PM) Seller researching Response 2 (xx/xx/xxxx 5:48PM) Seller researching Response 3 (xx/xx/xxxx 7:34AM) The provided documentation is insufficient to cure the finding. The PCCD issued does not reflect the correct closing date of . (Upheld) Response 4 (xx/xx/xxxx 5:48PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872769	5 of 8						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:55PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 3:45PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872769	6 of 8						Credit	Financial Statements Obtained		The Profit/Loss statements for and for were signed by the borrower; however, were not dated. Please provide the e signed and dated on or before consummation. In addition, please provide xxxx Year End Profit/Loss statement covering entire xxxx tax year.	Rebuttal 1 (xx/xx/xxxx 4:55PM) pending Rebuttal 2 (xx/xx/xxxx 5:17PM) Uploaded s&d P&Ls Rebuttal 3 (xx/xx/xxxx 1:26PM) .	Response 1 (xx/xx/xxxx 5:54PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872769	7 of 8						Credit	Inc Misc		The Schedule C, , xxxx net loss of increased more than 15% in xxxx with a net loss of . Any qualifying income/loss variations greater than 15% from the prior year require explanation. Please provide explanation signed and dated prior to consummation.	Rebuttal 1 (xx/xx/xxxx 4:55PM) pending Rebuttal 2 (xx/xx/xxxx 5:18PM) Pending Rebuttal 3 (xx/xx/xxxx 1:26PM) Uploaded LOE	Response 1 (xx/xx/xxxx 5:53PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872769	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872768	1 of 5						Compliance	TRID - CD Incomplete / Inaccurate		The PCCD issued does not reflect the correct Closing Date. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.
Rebuttal 1 (xx/xx/xxxx 6:05PM)
  Please review the uploaded "PCCD showing Delayed Disbursement Date." The closing disclosure, for the sale of the Borrower's property located at , is dated . Page 2 shows  held in a "Purchase Escrow." These are the funds needed to close the purchase of the subject property located at  The Closing Disclosure for the purchase of was issued on but not signed by the Borrower until . This is because the sale of the Borrower's previous residence didn't close until. As the proceeds from the sale of  were needed to close the purchase of the subject property, the closing date had to be delayed until . The Borrower signed the final closing disclosure on the new closing date: .
													Response 1 (xx/xx/xxxx 9:13AM) The documentation and explanation provided is not sufficient to cure the finding. Consummation of the Mortgage took place on (Upheld) Response 2 (xx/xx/xxxx 5:41AM) Non-material defect.		3	2	3	2
	300872768	2 of 5						Compliance	TRID - Revised CD - No Waiting Period		This loan failed the revised Closing Disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date of the transaction. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.
Rebuttal 1 (xx/xx/xxxx 6:05PM)
Please review the uploaded "Closing Disclosure showing Delayed Consummation Date." The closing disclosure, for the sale of the Borrower's property located at . Page 2 shows held in a "Purchase Escrow." These are the funds needed to close the purchase of the subject property located at  The Closing Disclosure for the purchase of  was issued on but not signed by the Borrower until . This is because the sale of the Borrower's previous residencedidn't close until . As the proceeds from the sale of  were needed to close the purchase of the subject property, the closing date had to be delayed until . The Borrower signed the final closing disclosure on the new closing date:.

Rebuttal 2 (xx/xx/xxxx 4:45PM)
  Please review the uploaded "Closing Disclosure and Estimated ALTA," for the subject loan. The Closing Disclosure that was issued to the Borrower on matches the figures shown on the Estimated ALTA Settlement Statement. This estimate ALTA Settlement Statement was signed by the Borrowers on . As the figures from the signed Estimated ALTA Settlement Statement match those on the Final Closing Disclosure that was issued on the e day , the Borrowers had both the documents in their possession at the e time. The Final Closing Disclosure was not signed until  because the sale of the Borrower's previous residence didn't close until . The PCCD was then issued to match the figures on the Final ALTA Settlement Statement.
													Response 1 (xx/xx/xxxx 9:15AM) The documentation and explanation provided is not sufficient to cure the finding. The CD issued was signed by the consumer and therefore was not received prior to consummation, . (Upheld) Response 2 (xx/xx/xxxx 12:39PM) The provided explanation and documentation are sufficient to cure the finding. (Resolved)		3	1	3	2
	300872768	3 of 5						Credit	Miscellaneous		The file is missing evidence of a Fraud Report.	Rebuttal 1 (xx/xx/xxxx 1:42PM) 5/18/xxxx: Fraud Report uploaded to portal.	Response 1 (xx/xx/xxxx 3:34PM) Documentation received is sufficient. (Resolved)		3	1	3	2
	300872768	4 of 5						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	Rebuttal 1 (xx/xx/xxxx 2:23PM) 5/1/xxxx: The VVOE for dated within 4 business days of closing found in file. Uploaded to portal.	Response 1 (xx/xx/xxxx 2:30PM) Documentation received is sufficient. (Resolved)		2	1	3	2
	300872768	5 of 5						Valuation	Value not supported within 15% of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.7 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	2
	300872767	1 of 7						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 6:31PM) Closing disclosure uploaded.	Response 1 (xx/xx/xxxx 11:08AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872767	2 of 7						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, TBD, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, TBD, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Verification Fee (Paid to TBD).	Rebuttal 1 (xx/xx/xxxx 6:31PM) Closing disclosure with fees paid to, uploaded.	Response 1 (xx/xx/xxxx 11:08AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872767	3 of 7						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 6:31PM) Pending. Rebuttal 2 (xx/xx/xxxx 6:01PM) pending Rebuttal 3 (xx/xx/xxxx 3:26PM) Uploaded CDA Analysis Rebuttal 4 (xx/xx/xxxx 6:05PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 8:29AM) CDA receipt acknowledged. Please provide CDA Release Form. (Upheld) Response 2 (xx/xx/xxxx 9:45AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872767	4 of 7						Credit	Assets		The estimated departure settlement statement in the file prepared byreflected proceeds in the amount of . The wire from to for the subject transaction was . Please provide the departure CD to match the wire.	Rebuttal 1 (xx/xx/xxxx 6:31PM) Final Settlement Statement uploaded. Attached.	Response 1 (xx/xx/xxxx 4:54PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872767	5 of 7						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (1) buyer real estate broker (2) seller real estate broker and contact person.	Rebuttal 1 (xx/xx/xxxx 6:31PM) Pending. Rebuttal 2 (xx/xx/xxxx 6:00PM) Uploaded Loan Participant Search	Response 1 (xx/xx/xxxx 6:04PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872767	6 of 7						Credit	Tax Returns Obtained		The xxxx tax return was not signed and dated. Please provide signed tax return dated on or before .	Rebuttal 1 (xx/xx/xxxx 6:31PM) Pending. Rebuttal 2 (xx/xx/xxxx 6:01PM) pending Rebuttal 3 (xx/xx/xxxx 3:26PM) Uploaded pg2 s&d xxxx tax return	Response 1 (xx/xx/xxxx 8:28AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872767	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300872766	1 of 10						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement dated. The statement does not match the revised CD issued on , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $ at consummation (after providing funds to close in the amount of $0.00); however, per the ALTA statement, the consumer received $XXX. The fees appear to be in the Payoffs and Payments (Per Diem & Release Fee). The fees are not subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 2:32PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 10:43AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872766	2 of 10						Compliance	TRID CD ' Closing Information/Disbursement Date		The CD issued on does not reflect the correct Disbursement Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 2:32PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 9:57AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872766	3 of 10						Credit	Application		The final application does not reflect current self-employment for both borrowers with 1. Please provide revised final application adding . In addition, revise final 1003 by removing self-employment, as the company was dissolved prior to application.	Rebuttal 1 (xx/xx/xxxx 2:34PM) pending Rebuttal 2 (xx/xx/xxxx 4:11PM) pending Rebuttal 3 (xx/xx/xxxx 1:29PM) pending Rebuttal 4 (xx/xx/xxxx 5:06PM) Uploaded corrected pg 1 of the 1003 Rebuttal 5 (xx/xx/xxxx 3:09PM) Uploaded corrected 1003 pg1	Response 1 (xx/xx/xxxx 9:34AM) Please add co-borrower self-employment with to page 1 of the final loan application. (Upheld) Response 2 (xx/xx/xxxx 3:20PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872766	4 of 10						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:34PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:40PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872766	5 of 10						Credit	LDP/EPL		Please provide evidence that Notary was checked across OFAC, Exclusionary, LDP, and lists or provide Lender Certification of the e.	Rebuttal 1 (xx/xx/xxxx 2:34PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:41PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872766	6 of 10						Credit	Miscellaneous		The letter of explanation for the and assets was not signed and dated. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:34PM) pending Rebuttal 2 (xx/xx/xxxx 4:11PM) pending Rebuttal 3 (xx/xx/xxxx 1:29PM) pending Rebuttal 4 (xx/xx/xxxx 5:06PM) Uploaded s&d LOE	Response 1 (xx/xx/xxxx 9:35AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872766	7 of 10						Credit	Miscellaneous		The payoff letter for the Home Equity Line of Credit with was Void prior to the note date. The payoff letter reflects payoff figures Void after . The loan closed on and did not disburse until . Please provide evidence the payoff was not rejected by .	Rebuttal 1 (xx/xx/xxxx 2:34PM) Pending Rebuttal 2 (xx/xx/xxxx 4:11PM) pending Rebuttal 3 (xx/xx/xxxx 1:29PM) Uploaded Heloc payoff demand	Response 1 (xx/xx/xxxx 4:50PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872766	8 of 10						Credit	Tax Returns Obtained		The business tax returns for 1065 and for were both signed/dated by the co-borrower; however, were not signed/dated by the borrower who is also owner in the companies. Please provide both business tax returns signed/dated by the borrower.	Rebuttal 1 (xx/xx/xxxx 2:34PM) pending Rebuttal 2 (xx/xx/xxxx 4:11PM) pending Rebuttal 3 (xx/xx/xxxx 1:29PM) pending Rebuttal 4 (xx/xx/xxxx 5:06PM) Uploaded s&d tax returns	Response 1 (xx/xx/xxxx 9:37AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872766	9 of 10						Credit	Tax Transcripts Missing		The most recent 2 year's business tax transcripts for and for are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:34PM) Pending Rebuttal 2 (xx/xx/xxxx 4:11PM) Uploaded business tax transcripts Rebuttal 3 (xx/xx/xxxx 1:29PM) .	Response 1 (xx/xx/xxxx 4:52PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872766	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872765	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872765	2 of 7						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:17PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 6:27PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872765	3 of 7						Credit	Assets Misc		The loan file contained and statements, which reflected in cash and in stock. The loan file also contained a snapshot of the date , which reflected in cash and in stock. The cash portion of the asset statement as of was used for qualification. Please provide the statement detail from to , which should document the liquidation of the borrower's stock positions.	Rebuttal 1 (xx/xx/xxxx 2:17PM) pending Rebuttal 2 (xx/xx/xxxx 4:38PM) Uploaded stmt	Response 1 (xx/xx/xxxx 5:00PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872765	4 of 7						Credit	LDP/EPL		A loan fraud report tool is missing from the loan file. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:17PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 4:38PM) pending Rebuttal 3 (xx/xx/xxxx 3:54PM) Uploaded Report... Rebuttal 4 (xx/xx/xxxx 5:32PM) Uploaded Report including	Response 1 (xx/xx/xxxx 6:40PM) Please provide searches across all exclusionary lists for Processor and Agent Contact/Notary . (Upheld) Response 2 (xx/xx/xxxx 10:06AM) searches received. Please provide searches across all exclusionary lists for Processor . (Upheld) Response 3 (xx/xx/xxxx 12:41PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872765	5 of 7						Credit	Tax Transcripts Missing		The xxxx/xxxx personal return tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:17PM) pending Rebuttal 2 (xx/xx/xxxx 4:38PM) pending Rebuttal 3 (xx/xx/xxxx 3:54PM) Uploaded Tax Transcripts Rebuttal 4 (xx/xx/xxxx 1:38PM) Uploaded xxxx 1040 transcript for co-borrower	Response 1 (xx/xx/xxxx 10:03AM) xxxx joint tax transcripts received. xxxx and xxxx individual tax transcripts received for primary borrower. Please provide xxxx and xxxx individual tax transcripts for co-borrower. xxxx not sufficient, as xxxx return received by IRS after Not Date. (Upheld) Response 2 (xx/xx/xxxx 7:51AM) Upon further review xxxx tax transcripts are acceptable. Please provide xxxx tax transcripts for the co-borrower. (Upheld) Response 3 (xx/xx/xxxx 3:53PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872765	6 of 7						Credit	VOR Required		The borrowers' rent at application was per month and was documented with a lease and bank transfers; however, the rent transfer on was . Please provided explanation for the one-time reduction.	Rebuttal 1 (xx/xx/xxxx 2:17PM) Uploaded Chain of Email re: cost of repairs deducted from monthly rent payment	Response 1 (xx/xx/xxxx 6:29PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872765	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872764	1 of 9						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date,.	Rebuttal 1 (xx/xx/xxxx 1:47PM) pending Rebuttal 2 (xx/xx/xxxx 1:33PM) Uploaded Toolkit acknowledgment	Response 1 (xx/xx/xxxx 7:39AM) Seller researching Response 2 (xx/xx/xxxx 5:42PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872764	2 of 9						Compliance	TRID CD ' Lender NMLS		The CD issued on does not reflect the Lender's Loan Officer NMLS ID. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:47PM) Per client - This is a broker/wholesale file. The CD and LE Lender's Loan Officer NMLS ID is . They do not have NMLS ID.	Response 1 (xx/xx/xxxx 7:36AM) The provided explanation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872764	3 of 9						Compliance	TRID LE - Lender's NMLS		The LE issued on does not reflect the Lender's Loan Officer NMLS ID.	Rebuttal 1 (xx/xx/xxxx 1:47PM) Per client - This is a broker/wholesale file. The CD and LE Lender's Loan Officer NMLS ID is . They do not have NMLS ID.	Response 1 (xx/xx/xxxx 7:35AM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872764	4 of 9						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:32PM) Uploaded CDA Release Form Rebuttal 2 (xx/xx/xxxx 4:59PM) .	Response 1 (xx/xx/xxxx 4:39PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872764	5 of 9						Credit	Inc Misc		The file does not contain an explanation letter from borrower regarding the substantial increase in earnings from xxxx to xxxx for Schedule C business. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:32PM) Uploaded Client LOX Rebuttal 2 (xx/xx/xxxx 4:59PM) pending Rebuttal 3 (xx/xx/xxxx 2:59PM) pending Rebuttal 4 (xx/xx/xxxx 1:13PM) Uploaded internal signed and dated LOE from loan processor to UW	Response 1 (xx/xx/xxxx 4:43PM) Letter is date after consummation. Please provide satisfactory documentation dated on or before consummation. (Upheld) Response 2 (xx/xx/xxxx 8:37AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872764	6 of 9						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (lender), (credit bureau), (notary), (loan processor). Please provide searches for Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:32PM) Uploaded Fraud Report Rebuttal 2 (xx/xx/xxxx 4:59PM) pending	Response 1 (xx/xx/xxxx 4:41PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872764	7 of 9						Credit	Miscellaneous		The loan file does not contain a signed 1008. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:32PM) pending Rebuttal 2 (xx/xx/xxxx 4:59PM) pending Rebuttal 3 (xx/xx/xxxx 2:59PM) Uploaded signed 1008.	Response 1 (xx/xx/xxxx 9:50AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872764	8 of 9						Credit	Tax Returns Obtained		The xxxx and xxxx personal tax returns are not dated on or prior to consummation by either borrower. The xxxx and xxxx business tax returns are not dated on or before consummation by the borrower. Please provide the referenced tax returns signed and dated on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:32PM) pending Rebuttal 2 (xx/xx/xxxx 4:59PM) Uploaded s&d tax returns	Response 1 (xx/xx/xxxx 4:38PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872764	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872763	1 of 16						Compliance	Missing HOC Disclosure		The file contains no evidence that the Homeownership Counseling Disclosure was provided to the consumer(s).	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded HCD	Response 1 (xx/xx/xxxx 6:16PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872763	2 of 16						Compliance	TRID - CD Non-Borrower with Right to Rescind		This loan failed the initial Closing Disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer 3 business days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded CD Receipt Acknowledgment Rebuttal 2 (xx/xx/xxxx 12:50PM) Uploaded CD Receipt	Response 1 (xx/xx/xxxx 7:40AM) The provided documentation is insufficient to cure the finding. There is no evidence the initial CD, issued , was acknowledged by the non-borrower. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the non-borrower 3 business days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the non-borrower's E-consent is required. (Upheld) Response 2 (xx/xx/xxxx 9:13AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872763	3 of 16						Compliance	TRID - Finance Charge FailRescission Finance Charge Fail
This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is . The disclosed finance charge of  is not considered accurate for purposes of rescission because it is understated by more than $35. The following fees were applied towards APR: Flood Certification - Life of Loan, Prepaid Interest, Processing Fee, Title - Attorney Closing Protection Letter, Title - Settlement Agent Fee. The file contains evidence of a tolerance cure at consummation in the amount of $XXX. However, the LE threshold tolerance test could not be completed; therefore, the auditor cannot determine if the tolerance cure shown on the final CD is for the TILA violation.
												Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded Itemization of Amount Financed Rebuttal 2 (xx/xx/xxxx 12:50PM) Pending Rebuttal 3 (xx/xx/xxxx 1:43PM) Uploaded letter, refund check and tracking
Response 1 (xx/xx/xxxx 7:22AM)
The provided documentation is insufficient to cure the finding. The Updated Itemization of Amount Financed disclosure has been reviewed. Per the provided disclosure, the Title-Attorney Closing Protection Letter fee of $XX was not included in the finance charge calculation. The file contained evidence of a tolerance cure which has been applied to a zero tolerance threshold violation of $XX which is unrelated to this TILA violation. (Upheld)

Response 2 (xx/xx/xxxx 9:07AM)
Seller researching

Response 3 (xx/xx/xxxx 5:26PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872763	4 of 16						Compliance	TRID - Missing Loan Estimate		The file is missing the Loan Estimate(s). A compliance review testing for timing and threshold tolerance could not be completed.	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded Loan Estimate and E-Sign Disclosure	Response 1 (xx/xx/xxxx 7:23AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872763	5 of 16						Compliance	TRID - SPL - Missing		The file is missing a written list of Service Providers.	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded list of service providers	Response 1 (xx/xx/xxxx 6:17PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872763	6 of 16						Credit	Application		Signatures are missing from the initial Loan Application. Please provide a fully executed initial Loan Application.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Uploaded initial 1003 Rebuttal 2 (xx/xx/xxxx 6:26PM) . Rebuttal 3 (xx/xx/xxxx 1:23PM) .	Response 1 (xx/xx/xxxx 9:48AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872763	7 of 16						Credit	Application		The final application reflects the borrower's current residence at , as owned for 0.50 years. Please provide signed/dated letter of explanation if borrower still holds ownership, rented, or living rent free. If currently owned, please provide documentation owned free and clear along with the hazard/taxes/HOA dues. If property rented, please provide one of the following: institution VOR, credit report verification, cancelled checks and copy of lease, or evidence of electronic transfers.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:26PM) Pending Rebuttal 3 (xx/xx/xxxx 1:22PM) Pending Rebuttal 4 (xx/xx/xxxx 3:34PM) Uploaded payment history Rebuttal 5 (xx/xx/xxxx 1:42PM) Pending Rebuttal 6 (xx/xx/xxxx 2:36PM) Uploaded corrected 1003 and rental payment history
Response 1 (xx/xx/xxxx 8:06PM)
Evidence of electronic transfers received; however, the rent transfer ledger provided did not contain the bank name or the borrower's name. Please provide a rent transfer ledger with identifying information. In addition, electronic transfers were only through . Since the final application was in , if the borrower moved into the subject in or the interim, please provide a revised application for the exact time period. If rent was for a longer period of time, please provide evidence of the additional rent transfers. (Upheld)

Response 2 (xx/xx/xxxx 12:58PM)
 Documentation received is sufficient. (Resolved)
															2	1	3	1
	300872763	8 of 16						Credit	Assets Misc		The loan application reflected in and in vested retirement assets. 2 months of statements to document the referenced assets were missing from the loan file. Please provide 2 months of bank statements for and 2 months of retirement statements for the retirement account including withdrawal terms if applicable.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Uploaded bank stmts Rebuttal 2 (xx/xx/xxxx 6:26PM) . Rebuttal 3 (xx/xx/xxxx 1:22PM) . Rebuttal 4 (xx/xx/xxxx 3:34PM) Pending Rebuttal 5 (xx/xx/xxxx 1:42PM) Pending Rebuttal 6 (xx/xx/xxxx 2:37PM) Uploaded corrected 1003.
Response 1 (xx/xx/xxxx 9:45AM)
Vested retirement assets statements were not provided; therefore, said assets are excluded from qualification. Please provide an updated application removing vested retirement assets. The  asset statements provided are from a Schedule C business account in which the borrower is 100% owner. Please provide a CPA letter signed and dated on or before consummation to confirm that withdrawal of business funds for closing and utilization of business funds for reserves will not negatively impact the daily operation of the business. (Upheld)

Response 2 (xx/xx/xxxx 1:08PM)
 Documentation received is sufficient. (Resolved)
															4	1	3	1
	300872763	9 of 16						Credit	Financial Statements Obtained		The loan file contains a comparative balance sheet of assets, liabilities, and capital for the Schedule C business, , as of and ; however, a profit and loss is missing from the loan file. Please provide P/L for year ending .	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:26PM) Pending Rebuttal 3 (xx/xx/xxxx 1:22PM) Uploaded P&L	Response 1 (xx/xx/xxxx 9:34AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872763	10 of 16						Credit	Income Docs		CPA letter explaining Schedule C income was not dated. Please provide letter dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 2:11PM) Pending Rebuttal 2 (xx/xx/xxxx 6:26PM) Pending Rebuttal 3 (xx/xx/xxxx 1:23PM) Pending Rebuttal 4 (xx/xx/xxxx 3:34PM) Pending Rebuttal 5 (xx/xx/xxxx 1:42PM) Uploaded 1008 with commentary	Response 1 (xx/xx/xxxx 5:18PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872763	11 of 16						Credit	LDP/EPL		Please provide searches for closing Notary, , across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:26PM) Uploaded Report Rebuttal 3 (xx/xx/xxxx 1:23PM) Uploaded Loan Participant Search List and Client's Cert	Response 1 (xx/xx/xxxx 9:46AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872763	12 of 16						Credit	Miscellaneous		Please provide the executed purchase contract dated between and the borrower. Copy provided in file is not executed. (purchase of lot/construction of home).	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:25PM) Pending Rebuttal 3 (xx/xx/xxxx 1:22PM) Pending Rebuttal 4 (xx/xx/xxxx 3:34PM) Uploaded purchase contract	Response 1 (xx/xx/xxxx 7:59PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872763	13 of 16						Credit	Miscellaneous		The e and Appraisal UCDP SSR are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:25PM) Uploaded UDCP Rebuttal 3 (xx/xx/xxxx 1:22PM) .	Response 1 (xx/xx/xxxx 9:33AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872763	14 of 16						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the origination underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Pending Rebuttal 2 (xx/xx/xxxx 6:25PM) Pending Rebuttal 3 (xx/xx/xxxx 1:22PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 9:31AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872763	15 of 16						Credit	Title Commitment / Title Policy		The Preliminary Title Commitment dated is expired. Please provide updated Preliminary Title Commitment or Final Title Policy.	Rebuttal 1 (xx/xx/xxxx 2:10PM) Uploaded Prelim Rebuttal 2 (xx/xx/xxxx 6:26PM) . Rebuttal 3 (xx/xx/xxxx 1:23PM) .	Response 1 (xx/xx/xxxx 9:52AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872763	16 of 16						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872762	1 of 5						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a signed ALTA statement dated . The statement does not match the revised CD issued on x, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX at consummation; however, per the ALTA statement, the consumer made deposits totaling $XXX and received a refund of $XXX at closing. The fees appear to be in the following section: B. The fees are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 6:17PM) 5/30/18: Agree. Please review uploaded PCCD and ALTA Settlement Statement.	Response 1 (xx/xx/xxxx 5:27PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
	300872762	2 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:32PM) Non-material (EV2). Investor accepts.		2	2	3	2
	300872762	3 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects Third Party Investor under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The following fees had the incorrect payee: Tax Service. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:33PM) Non-material (EV2). Investor accepts.		3	2	3	2
	300872762	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300872762	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	2
	300872761	1 of 11						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close under Calculating Cash to Close on page 3 of the CD does not match the Cash to Close under Cost at Closing on page 1 of the LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:26PM) Uploaded LE	Response 1 (xx/xx/xxxx 2:19PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872761	2 of 11						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:36PM) Pending Rebuttal 3 (xx/xx/xxxx 4:12PM) Pending Rebuttal 4 (xx/xx/xxxx 7:11PM) Pending Rebuttal 5 (xx/xx/xxxx 1:29PM) Pending Rebuttal 6 (xx/xx/xxxx 7:07PM) Pending Rebuttal 7 (xx/xx/xxxx 5:49PM) Pending Rebuttal 8 (xx/xx/xxxx 1:07PM) Pending Rebuttal 9 (xx/xx/xxxx 2:30PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 6:10PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872761	3 of 11						Credit	Appraisal Misc		The Core Logic Property Report and xxx County Tax Office reflects the borrowers purchased the subject for $XXX on x. A Quit-Claim Deed back to the Seller 2 days later on is also reflected on the xxx County Tax Office website. In addition, the appraiser does not reflect the borrowers' purchase on for $XXX. Please provide the Preliminary Title Commitment to reconcile sale dates and provide an appraisal revision to accurately depict the borrowers' purchase price.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded Prelim Report Rebuttal 2 (xx/xx/xxxx 6:36PM) Pending Rebuttal 3 (xx/xx/xxxx 4:12PM) Pending Rebuttal 4 (xx/xx/xxxx 7:11PM) Pending Rebuttal 5 (xx/xx/xxxx 1:29PM) Uploaded client rebuttal - per title company, there is no quitclaim recorded 2 days later Rebuttal 6 (xx/xx/xxxx 7:07PM) . Rebuttal 7 (xx/xx/xxxx 5:49PM) Uploaded updated Appraisal Report and UCDPs Rebuttal 8 (xx/xx/xxxx 1:07PM) updated Appraisal Report	Response 1 (xx/xx/xxxx 7:55AM) Preliminary title commitment received. Please provide an appraisal revision to accurately depict the borrowers' purchase price of $XXX. (Upheld) Response 2 (xx/xx/xxxx 1:16PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872761	4 of 11						Credit	Hazard Insurance		The hazard insurance policy reflects amount paid $0 with an annual premium of with an effective date of , the date of closing; however, the Closing Statement reflects $XXX paid at closing. Please provide evidence the hazard insurance policy is paid in the amount of $XXX	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded Haz Ins Policy	Response 1 (xx/xx/xxxx 8:01AM) The updated hazard policy with payment occurred after consummation and reflects a potential gap in coverage. Original effective date was . Subject disbursement was . Effective date of most recent policy provided is . No policy for the prior year was provided. Please provide a policy with an effective date on or before consummation. Response 2 (xx/xx/xxxx 2:50PM) Upon further review there was no policy gap. A partial premium was paid prior to the most recent paid in full premium to cover from to the new policy period. (Resolved)		3	1	3	1
	300872761	5 of 11						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) originating underwriter, (2) loan officer on VOE for borrower, (3) credit reporting agency, (4) settlement agent contact, , and (5) closing notary, .	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:36PM) Pending Rebuttal 3 (xx/xx/xxxx 4:12PM) Pending Rebuttal 4 (xx/xx/xxxx 7:11PM) Uploaded Exclusionary Search List Results	Response 1 (xx/xx/xxxx 7:41PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872761	6 of 11						Credit	Miscellaneous		A home equity line of credit paid off with in addition to the 1st mortgage with. Please provide an executed payoff and closure letter by the borrowers, or title policy to confirm no subordinate lien in existence.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded letter from Northpointe Bank Rebuttal 2 (xx/xx/xxxx 6:36PM) Uploaded Letter from re Heloc account - satisfied and paid in full. Although letter is dated after consummation, this should be acceptable since this is not a credit qualifying document and proof of closure would always be after consummation. It's also not a document that the borrower can provide. Rebuttal 3 (xx/xx/xxxx 4:12PM) Uploaded Final Title Policy	Response 1 (xx/xx/xxxx 7:50AM) The letter provided pertains to the first mortgage. Please provide a letter for the 2nd mortgage . The paid in full as of date must be on or before , the day of disbursement. Other acceptable documentation would be a Final Title Policy or a HELOC closure letter dated on or before consummation. (Upheld) Response 2 (xx/xx/xxxx 4:40PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872761	7 of 11						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 7:32AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872761	8 of 11						Credit	REO PITI		The loan application reflects other real estate owned at as being a condominium. The file contains a property detail report reflecting e; however, the loan file is missing documentation of the condo association dues, or a signed/dated statement prior to or at consummation that condo association dues do not apply. Please provide one or the other. If condo association dues apply, please provide revised loan application and loan transmittal summary/1008 reflecting revised DTI.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:36PM) Pending Rebuttal 3 (xx/xx/xxxx 4:12PM) Pending Rebuttal 4 (xx/xx/xxxx 7:11PM) Pending. Rebuttal 5 (xx/xx/xxxx 1:29PM) Uploaded corrected 1008 Rebuttal 6 (xx/xx/xxxx 7:07PM) Uploaded corrected 1003 and email re HOA dues Rebuttal 7 (xx/xx/xxxx 5:49PM) .	Response 1 (xx/xx/xxxx 12:22PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872761	9 of 11						Credit	Tax Transcripts Missing		The most recent 2 year's personal tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:36PM) Pending Rebuttal 3 (xx/xx/xxxx 4:12PM) Uploaded tax transcripts Rebuttal 4 (xx/xx/xxxx 7:11PM) Pending Rebuttal 5 (xx/xx/xxxx 1:29PM) Pending Rebuttal 6 (xx/xx/xxxx 7:07PM) Pending Rebuttal 7 (xx/xx/xxxx 5:49PM) Pending Rebuttal 8 (xx/xx/xxxx 1:07PM) Pending Rebuttal 9 (xx/xx/xxxx 2:29PM) Uploaded xxxx & xxxx Tax Returns Client rebutting revised condition since K-1 income are not being used and source of the losses are from Sched E only. Tax returns in file confirms losses	Response 1 (xx/xx/xxxx 4:58PM) xxxx and xxxx Tax Transcripts reflected Rent/Royalty/Partnership/Estate losses in both years. Please provide complete xxxx and xxxx Tax Returns signed and dated on or before consummation. In addition, please provide K-1's, if applicable, and if K-1 losses are derived from a company with borrower ownership of 25% or more, please provide xxxx and xxxx business tax returns signed and dated on of before consummation, and xxxx and xxxx business transcripts. Response 2 (xx/xx/xxxx 6:14PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872761	10 of 11						Credit	Title Commitment / Title Policy		The preliminary title commitment and final title policy is missing from the loan file. Please provide the preliminary title commitment.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded Prelim	Response 1 (xx/xx/xxxx 7:36AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872761	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872760	1 of 8						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure List provided in the loan file dated was not disclosed within 3 days of the application date, .	Rebuttal 1 (xx/xx/xxxx 1:08PM) Uploaded HOC	Response 1 (xx/xx/xxxx 10:21AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872760	2 of 8						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, Third Party, or Unknown' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, Third Party, or Unknown. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the Desk Review fee is incorrect.	Rebuttal 1 (xx/xx/xxxx 1:08PM) Uploaded CD Rebuttal 2 (xx/xx/xxxx 2:34PM) Uploaded letter to borrower re PCCD	Response 1 (xx/xx/xxxx 10:13AM) The provided documentation is insufficient to cure the finding. Although the PCCD received is acceptable, an LOE to consumer was not received and is required to cure the finding. (Upheld) Response 2 (xx/xx/xxxx 7:00AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872760	3 of 8						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA analysis with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 2:32PM) Uploaded CDA Analysis Rebuttal 3 (xx/xx/xxxx 5:47PM) pending. Rebuttal 4 (xx/xx/xxxx 8:32PM) pending Rebuttal 5 (xx/xx/xxxx 2:36PM) pending. Rebuttal 6 (xx/xx/xxxx 4:02PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 6:43PM) CDA received. Please provide CDA Release Form. (Upheld) Response 2 (xx/xx/xxxx 10:02AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872760	4 of 8						Credit	Assets Misc		Assets in the borrower's account were documented with a statement in the amount of . The loan file also contained activity from to with no running balance and transfers to the borrower's account in the amount of , an amount greater than the amount reflected on the February statement. Please provide the statement.	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 2:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:47PM) pending. Rebuttal 4 (xx/xx/xxxx 8:32PM) pending Rebuttal 5 (xx/xx/xxxx 2:36PM) Uploaded March stmt Rebuttal 6 (xx/xx/xxxx 4:02PM) .	Response 1 (xx/xx/xxxx 10:06AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872760	5 of 8						Credit	LDP/EPL		A loan fraud report tool is missing from the loan file. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:06PM) Uploaded Fraud Report Rebuttal 2 (xx/xx/xxxx 2:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:47PM) Uploaded Search results and Client LOE. Rebuttal 4 (xx/xx/xxxx 8:32PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:30PM) Report receipt acknowledged. Report indicatesto be reviewed. In addition, please provide searches for Notary - and Review Appraiser - . (Upheld) Response 2 (xx/xx/xxxx 8:00AM) clear through ASC website. Please provide OFAC, Exclusionary, LDP, and searches for Notary and Review Appraiser . (Upheld) Response 3 (xx/xx/xxxx 12:43PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872760	6 of 8						Credit	Miscellaneous		The loan transmittal/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:06PM) pending Rebuttal 2 (xx/xx/xxxx 2:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:47PM) pending. Rebuttal 4 (xx/xx/xxxx 8:32PM) pending Rebuttal 5 (xx/xx/xxxx 2:35PM) Uploaded signed 1008 and updated 1003 Rebuttal 6 (xx/xx/xxxx 4:02PM) .	Response 1 (xx/xx/xxxx 10:03AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872760	7 of 8						Credit	Reserve Assets		Sufficient reserves to meet investor requirements were not verified in the file. The total required assets were . Total verified assets results in a reserve shortage of. It should be noted that the borrower's foreign assets cannot be used as reserves.	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 2:32PM) pending Rebuttal 3 (xx/xx/xxxx 5:47PM) pending. Rebuttal 4 (xx/xx/xxxx 8:32PM) pending Rebuttal 5 (xx/xx/xxxx 2:36PM) Uploaded screen shots of bank statements Rebuttal 6 (xx/xx/xxxx 4:02PM) . Rebuttal 7 (xx/xx/xxxx 3:02PM) Uploaded additional assets	Response 1 (xx/xx/xxxx 10:16AM) Screen shots support assets on the note date of , which results in a reserve shortage. (Upheld) Response 2 (xx/xx/xxxx 3:49PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872760	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300872759	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872759	2 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 7:41AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872759	3 of 6						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (1) originating underwriter (2) appraiser and appraisal company , and (3) settlement agentand settlement agent Attorney.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 8:55PM) Uploaded Loan Participant Analysis	Response 1 (xx/xx/xxxx 7:51AM) Report received. Please provide OFAC, Exclusionary, LDP, and searches for Underwriter (Upheld) Response 2 (xx/xx/xxxx 9:29AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872759	4 of 6						Credit	Miscellaneous		A home equity line of credit paid off within addition to the 1st mortgage with , and a signed home equity line of credit closure by the borrowers is missing from the loan file. Please provide signed closure letter by the borrowers or the title policy to confirm no existing subordinate lien(s).	Rebuttal 1 (xx/xx/xxxx 3:02PM) Proof account was closed	Response 1 (xx/xx/xxxx 7:43AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872759	5 of 6						Credit	Miscellaneous		The loan transmittal/1008 signed by the originating underwriter is missing from the loan file. Please provided.	Rebuttal 1 (xx/xx/xxxx 3:02PM) pending Rebuttal 2 (xx/xx/xxxx 8:55PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 9:28AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872759	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872758	1 of 3						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:33PM) Non-material (EV2). Investor accepts.		2	2	2	2
	300872758	2 of 3						Credit	VVOE required		A VVOE is required within 10 days of Note date. The only document that was provided in the loan file within 10 business days of the Note on 3/30/xxxx is an email from the borrower's employer dated 3/28/xxxx. This email was not used as a VVOE as it does not reflect the borrower's employment status or start date. The email only notates the borrowers income in two typed sentences.	Rebuttal 1 (xx/xx/xxxx 12:02PM) 5/30/xxxx: VVOE for both Borrowers received. Uploaded to portal.	Response 1 (xx/xx/xxxx 5:54PM) Documentation received is sufficient. (Resolved)		2	1	2	2
	300872758	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	2
	300872757	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872757	2 of 6						Credit	Appraisal Misc		The file does not contain a Collateral Desktop Analysis. Please provide along with a signed CDA release form.	Rebuttal 1 (xx/xx/xxxx 12:34PM) pending Rebuttal 2 (xx/xx/xxxx 5:27PM) pending Rebuttal 3 (xx/xx/xxxx 5:21PM) Uploaded CDA Analysis Rebuttal 4 (xx/xx/xxxx 8:05PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 1:30PM) CDA receipt acknowledged. Please provide CDA Release Form. (Upheld) Response 2 (xx/xx/xxxx 2:59PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872757	3 of 6						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (notary), (selling real estate company), (title insurance company), (rep for title insurance company), (employer), (processor). Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 12:34PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) Uploaded Report	Response 1 (xx/xx/xxxx 5:53PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872757	4 of 6						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 12:34PM) Uploaded signed 1008 Rebuttal 2 (xx/xx/xxxx 5:28PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 3:49PM) Referenced rebuttal document could not be located. (Upheld) Response 2 (xx/xx/xxxx 5:47PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872757	5 of 6						Credit	Tax Returns Obtained		The xxxx, xxxx and xxxx tax returns are not signed or dated by the borrower. Please provide the signed and dated tax returns that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 12:34PM) pending Rebuttal 2 (xx/xx/xxxx 5:28PM) pending Rebuttal 3 (xx/xx/xxxx 5:21PM) pending Rebuttal 4 (xx/xx/xxxx 8:05PM) pending Rebuttal 5 (xx/xx/xxxx 7:17PM) Uploaded signed & dated tax returns	Response 1 (xx/xx/xxxx 2:58PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872757	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872756	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872756	2 of 4						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 5:45PM) pending Rebuttal 2 (xx/xx/xxxx 3:42PM) re-uploaded CDA Analysis and Release Form	Response 1 (xx/xx/xxxx 4:00PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872756	3 of 4						Credit	LDP/EPL		Please provide OFAC, Exclusionary, LDP, and searches for closing notary or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:44PM) Uploaded Report. Rebuttal 2 (xx/xx/xxxx 3:41PM) re-uploaded Report	Response 1 (xx/xx/xxxx 4:02PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872756	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300872755	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872755	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872755	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.0, which supports the appraised value. Meets guidelines.				1	1	1	1
	300872754	1 of 4						Compliance	TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments		The CD issued on does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. The description for the Non-Escrowed Property Cost for 'Other' has not been provided. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:11PM) Uploaded PCCD Rebuttal 2 (xx/xx/xxxx 8:26PM) Uploaded letter and proof of delivery	Response 1 (xx/xx/xxxx 7:07AM) The provided documentation is insufficient to cure the finding. Although corrected PCCD has been provided, LOE and proof of delivery are missing. (Upheld) Response 2 (xx/xx/xxxx 1:56PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872754	2 of 4						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:32PM) pending Rebuttal 2 (xx/xx/xxxx 2:32PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:57PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872754	3 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (underwriter),(borrower), (co-borrower),. (credit bureau), (employer), (Processor). Please provide searches for Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:32PM) Uploaded client rebuttal Rebuttal 2 (xx/xx/xxxx 2:32PM) Uploaded Search result and Report	Response 1 (xx/xx/xxxx 2:59PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872754	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872753	1 of 7						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File number. The File number provided on the disclosure is the Loan number. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:45PM) Uploaded client's rebuttal	Response 1 (xx/xx/xxxx 6:59AM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872753	2 of 7						Compliance	TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments		The CD issued on does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. The description for the Non-Escrowed Property Cost for 'Other' has not been provided. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:45PM) pending Rebuttal 2 (xx/xx/xxxx 4:52PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 6:55AM) Seller researching Response 2 (xx/xx/xxxx 1:33PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872753	3 of 7						Compliance	TRID CD ' Transaction Information/Seller Info		The CD issued on does not reflect the complete Seller information. The Seller's address has not been provided on the disclosure. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:45PM) pending Rebuttal 2 (xx/xx/xxxx 4:52PM) see uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 6:54AM) Seller researching Response 2 (xx/xx/xxxx 1:27PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872753	4 of 7						Credit	LDP/EPL		Please provide OFAC, Exclusionary, LDP, and searches for closing Notary and Loan Processor or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:30PM) pending Rebuttal 2 (xx/xx/xxxx 3:30PM) pending Rebuttal 3 (xx/xx/xxxx 5:48PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:33PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872753	5 of 7						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:29PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 3:00PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872753	6 of 7						Credit	Tax Returns Obtained		The xxxx and xxxx Tax Returns provided were signed but not dated. Please provide the e signed and dated by both borrowers on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 2:30PM) Uploaded s&d tax returns Rebuttal 2 (xx/xx/xxxx 3:30PM) Please resolve finding... confirmed with , signatures are in line with the date	Response 1 (xx/xx/xxxx 3:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872753	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872752	1 of 3						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File Number. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 12:43PM) Uploaded PCCD, Letter and Tracking	Response 1 (xx/xx/xxxx 11:25PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872752	2 of 3						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer), (co- borrower’s employer), (notary), (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 8:15PM) Uploaded Report	Response 1 (xx/xx/xxxx 8:56AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872752	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300872751	1 of 3						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement dated  The statement does not match the revised CD issued on , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX at consummation; however, per the ALTA statement, the consumer owed $XXX. The fees appear to be in the following sections: C. The fees are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 12:43PM) 7/12/xxxx: Please review uploaded Final Alta and the CD. Rebuttal 2 (xx/xx/xxxx 2:49PM) 7/12/xxxx; Submitted the Final Alta and the CD to DR.	Response 1 (xx/xx/xxxx 4:28PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 4:28PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872751	2 of 3						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. Total funds required to close with no reserves required. A portion of the funds to close coming from the sale of the departing residence. The loan application reflects net proceeds of . Desktop Underwriter condition numbers 18 and 19 require a copy of the Settlement Statement which was not provided in the loan file.	Rebuttal 1 (xx/xx/xxxx 1:09PM) Please review uploaded: Departure residence CD reflects XXX on the XXX Statements acct which is inclusive of the down payment. Leaving for CTC, as well as balance of Final CD reflect CTC . So	Response 1 (xx/xx/xxxx 8:15PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872751	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU score of 2.3 meets the guideline.				1	1	3	1
	300872750	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872750	2 of 7						Credit	Application		The Final 1003 reflected a balance of for the account. Please provide corrected Final 1003 to reflect balance of as documented on the credit update from .	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 4:27PM) Uploaded corrected 1003 Rebuttal 3 (xx/xx/xxxx 12:30PM) Uploaded corrected page of the 1003	Response 1 (xx/xx/xxxx 5:27PM) The 1003 changes were initialed by the borrower after consummation. (Upheld) Response 2 (xx/xx/xxxx 1:39PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872750	3 of 7						Credit	Appraisal Misc		The appraiser provided 9 comparable properties, all of which had across-the-board positive line item adjustments for basement/finished and garage/carport. Appraiser comments were not provided. Please revise appraisal with detailed appraiser comments regarding the referenced across-the-board positive line item adjustments or provide 1 additional comparable property with negative or no adjustment for the 2 line items.	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 4:27PM) Uploaded updated appraisal report	Response 1 (xx/xx/xxxx 5:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872750	4 of 7						Credit	Appraisal Misc		The file does not contain a Collateral Desktop Analysis. Please provide along with a signed CDA release form.	Rebuttal 1 (xx/xx/xxxx 1:06PM) Uploaded Analysis and Release Form	Response 1 (xx/xx/xxxx 9:49AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872750	5 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer), (processor), (title insurance company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:07PM) Uploaded Client's and Report.	Response 1 (xx/xx/xxxx 9:51AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872750	6 of 7						Credit	VOR Required		The borrower has been a tenant at for 3 years. The loan closed. The loan file contained a lease agreement and cancelled rent checks from . The cancelled rent check was missing. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:07PM) pending Rebuttal 2 (xx/xx/xxxx 4:27PM) Uploaded cancelled check	Response 1 (xx/xx/xxxx 5:25PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872750	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872749	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872749	2 of 8						Credit	Appraisal Misc		The Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:57PM) Uploaded CDA Release Form Rebuttal 2 (xx/xx/xxxx 1:16PM) Uploaded CDA Release Form Rebuttal 3 (xx/xx/xxxx 6:34PM) .	Response 1 (xx/xx/xxxx 5:04PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872749	3 of 8						Credit	Credit Report Inquiries		The "Yes" or "No" New Account opened? Box for the inquiry dated from page 2 of the credit explanation letter was not checked by the borrowers. Please provide page 2 with either "Yes" or "No" checked.	Rebuttal 1 (xx/xx/xxxx 4:57PM) Pending Rebuttal 2 (xx/xx/xxxx 1:16PM) Uploaded credit inquiry letter Rebuttal 3 (xx/xx/xxxx 6:34PM) .	Response 1 (xx/xx/xxxx 10:23AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872749	4 of 8						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) , signed 1008 for Underwriter, and (2) , closing Notary.	Rebuttal 1 (xx/xx/xxxx 4:57PM) pending Rebuttal 2 (xx/xx/xxxx 1:16PM) Uploaded Report Rebuttal 3 (xx/xx/xxxx 6:34PM) Uploaded additional search results	Response 1 (xx/xx/xxxx 10:19AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872749	5 of 8						Credit	Miscellaneous		The 1008 reflected as Underwriter; however, a different person with no title, , signed the 1008. Please provide updated 1008 to reflect corrected signature or corrected underwriter.	Rebuttal 1 (xx/xx/xxxx 4:57PM) pending Rebuttal 2 (xx/xx/xxxx 1:16PM) pending Rebuttal 3 (xx/xx/xxxx 6:34PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 10:21AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872749	6 of 8						Credit	Tax Returns Obtained		Tax Returns were not dated by the co-borrower. Please provide dated on or before consummation. In this case Tax Returns are required due to the fact that the paystub requirement was not met for the primary borrower.	Rebuttal 1 (xx/xx/xxxx 4:57PM) pending Rebuttal 2 (xx/xx/xxxx 1:16PM) uploaded s&d tax returns Rebuttal 3 (xx/xx/xxxx 6:34PM) .	Response 1 (xx/xx/xxxx 10:22AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872749	7 of 8						Credit	VOR Required		According to the Final 1003 and the Explanation letter, the borrowers rented a temporary residence at from through while their home at the subject address was demolished and rebuilt new. A VOR was missing from the loan file. Please provide acceptable VOR. If management company, then a written VOR or a credit supplement will satisfy requirement. If a private individual, please provide cancelled checks to cover the rental period with a lease agreement or bank account transfers identifying the landlord to cover the rental period.	Rebuttal 1 (xx/xx/xxxx 4:57PM) pending Rebuttal 2 (xx/xx/xxxx 1:16PM) pending Rebuttal 3 (xx/xx/xxxx 6:34PM) Uploaded LOE	Response 1 (xx/xx/xxxx 10:26AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872749	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872748	1 of 6						Compliance	Disclosures Federal Late		There is no evidence of a date disclosed on the Your Home Loan Toolkit booklet provided in the loan file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 6:12PM) Uploaded Toolkit	Response 1 (xx/xx/xxxx 7:37AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872748	2 of 6						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded CDA Analysis Rebuttal 2 (xx/xx/xxxx 1:45PM) Uploaded CDA Analysis Rebuttal 3 (xx/xx/xxxx 5:20PM) pending Rebuttal 4 (xx/xx/xxxx 2:37PM) pending Rebuttal 5 (xx/xx/xxxx 2:27PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 1:59PM) CDA received. Please provide the CDA Release Form. (Upheld) Response 2 (xx/xx/xxxx 3:22PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872748	3 of 6						Credit	Income Docs		The xxxx/xxxx personal tax returns, Schedule E, reflect a net loss for partnership, and the K-1s were not provided to establish percentage of ownership. Please provide K-1's for xxxx/xxxx. If 25% or greater ownership, please also provide the xxxx/xxxx business tax returns, the xxxx year end P/L Statement and Balance Sheet, and the xxxx/xxxx business transcripts.	Rebuttal 1 (xx/xx/xxxx 1:16PM) pending Rebuttal 2 (xx/xx/xxxx 5:20PM) pending Rebuttal 3 (xx/xx/xxxx 2:37PM) Uploaded UW notes	Response 1 (xx/xx/xxxx 3:21PM) Underwriting Notes provided reflect that the boat for was sold on and that the business was closed. website reflects has been purged. (Resolved)		4	1	3	1
	300872748	4 of 6						Credit	LDP/EPL		Please provide OFAC, Exclusionary, LDP, and searches for the following loan participants or provide a Lender Certification that all Loan Participants were searched across all lists: (1) closing Notary , and (2) the credit provider C.	Rebuttal 1 (xx/xx/xxxx 1:15PM) pending Rebuttal 2 (xx/xx/xxxx 5:20PM) Uploaded Exclusionary Search Results and Report Rebuttal 3 (xx/xx/xxxx 2:37PM) .	Response 1 (xx/xx/xxxx 3:23PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872748	5 of 6						Credit	Miscellaneous		The loan transmittal summary/1008 signed by the originating underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:15PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 1:57PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872748	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300872747	1 of 15						Closing	Inaccurate Mortgage		The PUD Rider to the Security Instrument was executed by the borrower on ; however, the notary acknowledgment is .	Rebuttal 1 (xx/xx/xxxx 7:09PM) Uploaded recorded DOT	Response 1 (xx/xx/xxxx 6:06PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872747	2 of 15						Credit	Application		The borrower was qualified with income from 2 businesses; however, the Final 1003 only listed located at . Please revise the Final 1003 by adding located at to the employment section.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Pending Rebuttal 3 (xx/xx/xxxx 1:44PM) Uploaded client LOE, corrected pg 1 of the 1003 and revised cash flow analysis. Rebuttal 4 (xx/xx/xxxx 3:21PM) Client is using the Sched C income... LOE was for the need to provide reasonable explanation for the 33% decrease in income from xxxx to xxxx	Response 1 (xx/xx/xxxx 12:43PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872747	3 of 15						Credit	Debts		The loan file contains a printout reflecting all loans held by Bank. The printout reflects an "Owner/Signer Direct Line", , with a principal balance of, maximum credit of $0, and available $0. Unable to determine borrower responsibility, actual balance, payment terms, and payment amount. Please fully document the referenced line. If borrower is personally liable, please provide balance, terms, and payment history. Additional conditions may apply.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded client's loe with supporting docs Rebuttal 3 (xx/xx/xxxx 1:43PM) Uploaded letter from Bank and supporting docs. Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded letter from Bank and supporting docs Rebuttal 5 (xx/xx/xxxx 7:20PM) Pending Rebuttal 6 (xx/xx/xxxx 1:22PM) Uploaded Final CD	Response 1 (xx/xx/xxxx 8:28AM) Bank detail of accounts provided does not reference . In addition, LOE not received. Please provide evidence to document terms and balance. (Upheld) Response 2 (xx/xx/xxxx 12:12PM) Letter from is dated after consummation; however, the Settlement Statement provided can be utilized if a fully executed copy is provided. Please provide. (Upheld) Response 3 (xx/xx/xxxx 3:06PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872747	4 of 15						Credit	Debts		The loan file does not reflect evidence of payment made for mortgage with Bank, account number ending in . Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded proof of Payment	Response 1 (xx/xx/xxxx 8:24AM) Ledger sheet provided documents payment for the referenced Note. (Resolved)		2	1	3	1
	300872747	5 of 15						Credit	Financial Statements Obtained		The borrower was qualified with income from both businesses. The borrower has 2 businesses in close proximity to each other which share a similar name; however, have separate federal tax filing types. located at , the car wash business, is filed as an 1120S. The loan file contained Profit/Loss and Balance Sheet for Year Ending xxxx and YTD for the 1120S business. located at d, the convenience store business, is filed as a Schedule C. The Year Ending xxxx and YTD Profit/Loss and Balance Sheet were missing from the loan file for the Schedule C business. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Pending Rebuttal 3 (xx/xx/xxxx 1:43PM) Uploaded balance sheet and P&L Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded Balance Sheet and P&L	Response 1 (xx/xx/xxxx 12:23PM) The Financial Statements provided at rebuttal were in the loan file; however, Schedule C income excluded from qualifying; therefore, no further documentation required.		4	1	3	1
	300872747	6 of 15						Credit	Inc Misc		Net profit for Schedule C decreased by 33% from xxxx to xxxx. Please provide explanation signed and dated prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:48PM) Pending Rebuttal 3 (xx/xx/xxxx 1:44PM) Uploaded LOE from client. Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded LOE from client stating xxxx income was not used	Response 1 (xx/xx/xxxx 1:37PM) Letter is no longer required. Schedule C income has been excluded from qualification. (Resolved)		2	1	3	1
	300872747	7 of 15						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s business) and (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded Search Results and Report	Response 1 (xx/xx/xxxx 8:30AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872747	8 of 15						Credit	Miscellaneous		The Certification of Trust provided is not notarized. Please provide document which was notarized on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) pending Rebuttal 3 (xx/xx/xxxx 1:43PM) Uploaded Trust Cert. Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded Trust Cert	Response 1 (xx/xx/xxxx 11:56AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872747	9 of 15						Credit	Tax Returns Obtained		The xxxx business tax returns are not signed or dated by the borrower. Please provide the signed and dated tax return that was completed on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Pending Rebuttal 3 (xx/xx/xxxx 1:43PM) Pending Rebuttal 4 (xx/xx/xxxx 3:21PM) Pending Rebuttal 5 (xx/xx/xxxx 7:20PM) Uploaded s&d xxxx 1120 tax returns	Response 1 (xx/xx/xxxx 1:44PM) Documentation received; however, no longer required. (Resolved)		2	1	3	1
	300872747	10 of 15						Credit	Tax Returns Obtained		The xxxx personal Tax Return signed and dated page 2 was provided; however, the complete xxxx personal Tax Return was missing from the loan file. Please provide the complete xxxx personal Tax Return.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:48PM) Pending Rebuttal 3 (xx/xx/xxxx 1:44PM) Uploaded xxxx 1040 Tax Rtrns. Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded xxxx 1040 tax returns	Response 1 (xx/xx/xxxx 1:36PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872747	11 of 15						Credit	Tax Returns Obtained		The borrower's business and located at 1filed an 1120 return in xxxx and xxxx. Filing status was changed for xxxx to 1120S. The loan file contained page 1 of the xxxx 1120S and an extension form; however, the completed 1120S Tax Transcript was received from the IRS for the xxxx tax year; therefore, the xxxx tax return was available at origination. Please provide all pages of the 1120S Tax Return for xxxx. Additional conditions may apply.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded xxxx 1120 Tax Returns	Response 1 (xx/xx/xxxx 8:44AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872747	12 of 15						Credit	Tax Transcripts Missing		The business Tax Transcript for fiscal year ending 3/31/xxxx was missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:48PM) Pending Rebuttal 3 (xx/xx/xxxx 1:44PM) Pending Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded xxxx 1120 Tax Transcripts	Response 1 (xx/xx/xxxx 12:44PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872747	13 of 15						Credit	Tax Transcripts Missing		The file does not contain xxxx personal tax transcript. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Uploaded xxxx 1040 Transcript Rebuttal 2 (xx/xx/xxxx 6:47PM) .	Response 1 (xx/xx/xxxx 8:07AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872747	14 of 15						Credit	VVOE required		Third Party Confirmation for and located at , the convenience store Schedule C business, was missing from the loan file.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded Articles of Incorporation Rebuttal 3 (xx/xx/xxxx 1:43PM) Uploaded 3rd party validation Rebuttal 4 (xx/xx/xxxx 3:21PM) Uploaded 3rd party validation	Response 1 (xx/xx/xxxx 8:16AM) Documentation received is from 2006. Please provided Third Party confirmation dated within 30 days of the Note date. (Upheld) Response 2 (xx/xx/xxxx 12:35PM) The information provided is for ; however, Schedule C income excluded from qualifying; therefore, no additional documentation required.		2	1	3	1
	300872747	15 of 15						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872746	1 of 15						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on was signed and dated at consummation, . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 2:34PM) Pending Rebuttal 2 (xx/xx/xxxx 4:17PM) . Rebuttal 3 (xx/xx/xxxx 7:21PM) Uploaded initial CD	Response 1 (xx/xx/xxxx 6:56AM) Client researching Response 2 (xx/xx/xxxx 6:58AM) Client researching Response 3 (xx/xx/xxxx 8:01PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872746	2 of 15						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the loan failed the xx/xx/xxxx delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $XXX is required.
												Rebuttal 1 (xx/xx/xxxx 2:34PM) Uploaded client request for clarification. Rebuttal 2 (xx/xx/xxxx 4:17PM) . Rebuttal 3 (xx/xx/xxxx 7:21PM) Uploaded initial CD	Response 1 (xx/xx/xxxx 6:53AM) Upload received Response 2 (xx/xx/xxxx 6:55AM) Because the loan failed the xx/xx/xxxx initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. (Upheld) Response 3 (xx/xx/xxxx 8:03PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872746	3 of 15						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 2:34PM) Uploaded LE Rebuttal 2 (xx/xx/xxxx 4:17PM) .	Response 1 (xx/xx/xxxx 6:50AM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 6:51AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872746	4 of 15						Compliance	TRID CD- 'Title' missing		The Tax Related Service Fee on the CD issued on is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 2:35PM) Uploaded client rebuttal Rebuttal 2 (xx/xx/xxxx 4:17PM) .	Response 1 (xx/xx/xxxx 6:31AM) The provided explanation/documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 6:32AM) The provided explanation/documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872746	5 of 15						Credit	Application
The final application reflects the borrowers as living with family; however, page 2 of the application reflects a 1st mortgage monthly payment of, which is not reported on the credit report or independently verified, and monthly HOA dues of  for a combined monthly payment of . If the borrowers are living rent free, please revise the application with no present housing payment on page 2 of the application and obtain a rent free letter from the relatives with complete dates. If page 2 of the application is correct, please provide documentation to support and verify the current monthly housing payment and payment history.
												Rebuttal 1 (xx/xx/xxxx 7:59PM) Pending Rebuttal 2 (xx/xx/xxxx 5:26PM) Pending Rebuttal 3 (xx/xx/xxxx 4:16PM) Pending Rebuttal 4 (xx/xx/xxxx 1:15PM) Uploaded borrower's LOE and 1008 with commentary	Response 1 (xx/xx/xxxx 1:45PM) Explanation and documentation received is sufficient. (Resolved)		2	1	3	1
	300872746	6 of 15						Credit	Appraisal Misc		The property was appraised subject to completion. The 442 was missing from the loan file. Please provide 442 with final photographs.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Uploaded 442 Report	Response 1 (xx/xx/xxxx 8:17AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872746	7 of 15						Credit	Assets Misc		The co-borrower's Retirement Savings Plan was provided in the loan and needed for reserve requirements. Please provide the plan description/withdrawal terms.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Uploaded 401k docs Rebuttal 2 (xx/xx/xxxx 5:26PM) Uploaded terms of withdrawal Rebuttal 3 (xx/xx/xxxx 4:16PM) Pending Rebuttal 4 (xx/xx/xxxx 1:15PM) Pending Rebuttal 5 (xx/xx/xxxx 3:10PM) Uploaded stmt	Response 1 (xx/xx/xxxx 8:19AM) 401k statement received; however, terms of withdrawal not provided. (Upheld) Response 2 (xx/xx/xxxx 3:44PM) Withdrawal terms received; however, upon further review it was discovered that only one 30 day statement was provided. Please provide an additional 30 day consecutive statement. (Upheld) Response 3 (xx/xx/xxxx 1:10PM) Documentation provided is sufficient. (Resolved)		2	1	3	1
	300872746	8 of 15						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) appraiser (2) closing notary, and (3) settlement agent contact.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Pending Rebuttal 2 (xx/xx/xxxx 5:25PM) Uploaded Exclusionary Search results and Report	Response 1 (xx/xx/xxxx 3:33PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872746	9 of 15						Credit	Miscellaneous		Per the guidelines for the appraisal review, for loan amounts less than or equal to XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 7:58PM) Uploaded CDA Analysis Rebuttal 2 (xx/xx/xxxx 5:25PM) Pending Rebuttal 3 (xx/xx/xxxx 4:16PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 8:09AM) CDA received; however, CDA Release Form is still missing. (Upheld) Response 2 (xx/xx/xxxx 12:37PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872746	10 of 15						Credit	Miscellaneous		The bank statements with reflect payments each month to as follows: . Please provide letter of explanation signed and dated on or before consummation or acceptable underwriting notes added to the Transmittal Summary. Please provide any additional documentation that can clarify the amounts are not personal installment or revolving debt.	Rebuttal 1 (xx/xx/xxxx 7:58PM) Pending Rebuttal 2 (xx/xx/xxxx 5:25PM) Pending Rebuttal 3 (xx/xx/xxxx 4:16PM) Pending. Rebuttal 4 (xx/xx/xxxx 1:15PM) Pending Rebuttal 5 (xx/xx/xxxx 3:10PM) Pending Rebuttal 6 (xx/xx/xxxx 5:00PM) Pending Rebuttal 7 (xx/xx/xxxx 5:20PM) Uploaded signed 1008 with commentary.	Response 1 (xx/xx/xxxx 5:43PM) Documentation provided is sufficient. (Resolved)		3	1	3	1
	300872746	11 of 15						Credit	Miscellaneous		The subject loan closed. The credit report reflects the date of last activity through for the mortgage with securing the property located at . Please provide evidence that mortgage payments were paid on time.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Pending Rebuttal 2 (xx/xx/xxxx 5:25PM) uploaded Mtg Stmt Rebuttal 3 (xx/xx/xxxx 4:16PM) Pending Rebuttal 4 (xx/xx/xxxx 1:15PM) Uploaded credit supple Rebuttal 5 (xx/xx/xxxx 3:10PM) Pending Rebuttal 6 (xx/xx/xxxx 5:00PM) Pending Rebuttal 7 (xx/xx/xxxx 5:20PM) Pending Rebuttal 8 (xx/xx/xxxx 3:03PM) Uploaded client rebuttal and copy of report ran prior to note date	Response 1 (xx/xx/xxxx 3:48PM) mortgage statement received confirms timely payment or . Please provide documentation to evidence timely payments with for the property located at . (Upheld) Response 2 (xx/xx/xxxx 1:39PM) Credit supplement is dated post-consummation. Please provide evidence of timely payment documented on or before consummation. (Upheld) Response 3 (xx/xx/xxxx 3:23PM) Documentation provided is sufficient. (Resolved)		2	1	3	1
	300872746	12 of 15						Credit	REO PITI		The property located at appears to reflect on the loan application as a condo, escrowed, and with monthly HOA dues of and a monthly mortgage payment with of Please provide documentation to support the mortgage with is escrowed along with documentation for the monthly HOA dues.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Pending Rebuttal 2 (xx/xx/xxxx 5:26PM) Uploaded Mtg stmt and bank stmt	Response 1 (xx/xx/xxxx 3:35PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872746	13 of 15						Credit	Tax Transcripts Missing		The xxxx and xxxx personal tax transcripts are missing from the loan file. Please provide. If tax returns reflect taxes owed, please provide documentation to support taxes have been paid.	Rebuttal 1 (xx/xx/xxxx 7:58PM) Pending Rebuttal 2 (xx/xx/xxxx 5:25PM) Pending Rebuttal 3 (xx/xx/xxxx 4:16PM) Pending Rebuttal 4 (xx/xx/xxxx 1:15PM) Pending Rebuttal 5 (xx/xx/xxxx 3:10PM) Pending Rebuttal 6 (xx/xx/xxxx 5:00PM) Uploaded xxxx and xxxx IRS Tax Transcripts.	Response 1 (xx/xx/xxxx 5:20PM) Documentation provided is sufficient. (Resolved)		4	1	3	1
	300872746	14 of 15						Credit	VVOE required		A VVOE is required within 10 days of Note date . A VVOE for the primary borrower's employment with is missing from the loan file. Please provide a VVOE for the primary borrower within 10 business days of the Note date.	Rebuttal 1 (xx/xx/xxxx 7:59PM) Uploaded VVOE	Response 1 (xx/xx/xxxx 8:12AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872746	15 of 15						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines.				1	1	3	1
	300872745	1 of 19						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, xx/xx/xxxx.	Rebuttal 1 (xx/xx/xxxx 2:02PM) pending Rebuttal 2 (xx/xx/xxxx 3:02PM) pending Rebuttal 3 (xx/xx/xxxx 2:17PM) pending Rebuttal 4 (xx/xx/xxxx 6:47PM) Uploaded ESignature and screenshot of disclosure tracking Rebuttal 5 (xx/xx/xxxx 11:58AM) Certification Rebuttal 6 (xx/xx/xxxx 1:13PM) Uploaded client email and disclosure package	Response 1 (xx/xx/xxxx 11:55AM) Seller researching Response 2 (xx/xx/xxxx 10:16AM) Seller researching Response 3 (xx/xx/xxxx 10:17AM) Seller researching Response 4 (xx/xx/xxxx 6:02PM) The provided documentation is insufficient to cure the finding. The rebuttal documentation received does not clearly reflect the disclosure date of the "Toolkit". The eSignature Audit Trail certificate references the 4506T and the screenshot does not include a verifiable date. (Upheld) Response 5 (xx/xx/xxxx 1:17PM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872745	2 of 19						Compliance	Missing HOC Disclosure
Although the file contained evidence of the Acknowledgment of Receipt of Homeownership Counseling List, the Homeowner's Counseling List disclosed the 10 closest results as of  which is more than 30 days prior to the time when the list was provided on x. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. In addition, the list distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided.
												Rebuttal 1 (xx/xx/xxxx 2:02PM) Uploaded Homeownership Counselling list	Response 1 (xx/xx/xxxx 11:52AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872745	3 of 19						Compliance	TRID - CD Incomplete / Inaccurate		The CD acknowledged by the consumer on is illegible. Testing for timing/tolerance accuracy cannot be completely validated.	Rebuttal 1 (xx/xx/xxxx 2:02PM) pending Rebuttal 2 (xx/xx/xxxx 3:02PM) Uploaded CD Rebuttal 3 (xx/xx/xxxx 2:17PM) please review uploaded CD	Response 1 (xx/xx/xxxx 11:54AM) Seller researching Response 2 (xx/xx/xxxx 10:15AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872745	4 of 19						Credit	Appraisal Misc		Subject loan amount is over 1.5 million which requires two appraisals. The file only contains one appraisal which would make the loan ineligible for purchase.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) Uploaded 2nd appraisal report	Response 1 (xx/xx/xxxx 9:45AM) Appraiser signed and delivered appraisal report on , which was 3 days after consummation. Ineligible. (Upheld) Response 2 (xx/xx/xxxx 2:17PM) Upon further review, Investor accepts the effective date of . (Resolved)		3	1	3	1
	300872745	5 of 19						Credit	Assets		Retirement statement from is dated which is more than 90 days from Note date . In addition; the file does not contain terms of withdrawal from the retirement account. Excluding these assets from qualifying assets; borrower is short in reserves. Please provide an updated statement and terms of withdrawal.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) Uploaded Client's LOE and Retirement Stmt Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:43PM) Uploaded Q1 401k stmt Rebuttal 6 (xx/xx/xxxx 5:35PM) pending Rebuttal 7 (xx/xx/xxxx 5:45PM) Uploaded 401k docs Rebuttal 8 (xx/xx/xxxx 4:32PM) Pending Rebuttal 9 (xx/xx/xxxx 11:20AM) Terms - see section 5
Response 1 (xx/xx/xxxx 10:04AM)
Explanation is not sufficient. Investor requires all qualifying asset statements be no more than 90 days old. In addition, Investor requires that withdrawal terms for 401k reserve assets be documented. Please provide either an interim 401k statement or a quarterly 401k statement dated on or prior to consummation and 401k withdrawal terms. (Upheld)

Response 2 (xx/xx/xxxx 11:29AM)
Updated 401k statement received. Please provide withdrawal terms. (Upheld)

Response 3 (xx/xx/xxxx 9:15AM)
Fee disclosure provided does not address withdrawal terms. Please provide the 401(k) withdrawal terms. (Upheld)

Response 4 (xx/xx/xxxx 11:44AM)
 Documentation received is sufficient. (Resolved)
															3	1	3	1
	300872745	6 of 19						Credit	Assets - Recent Large Deposits		Borrower's bank statement reflects a large deposit made for. The file contains a lawsuit settlement dated in which borrower was to receive within 5 days. However; the file does not reflect a paper trail of the coming from individual owing theto borrower. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:42PM) Uploaded copy of check	Response 1 (xx/xx/xxxx 11:04AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	7 of 19						Credit	Debts		Debts were miscalculated at origination. The borrower obtained a bridge loan on departure residence for which was used to payoff current mortgage and remainder used for funds to close. The new monthly payment is calculated at per the Note Agreement; however, lender only used a balance of and calculated payments of . DTI increased from to also due to miscalculation of income which decreased from per month to per month.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending	Response 1 (xx/xx/xxxx 2:33PM) Income documentation provided which resulted in DTI within tolerance, including higher debt calculated at review. (Resolved)		3	1	3	1
	300872745	8 of 19						Credit	Financial Statements Obtained		The file does not contain a balance sheet for I, Iand I. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:42PM) pending Rebuttal 6 (xx/xx/xxxx 5:35PM) pending Rebuttal 7 (xx/xx/xxxx 5:45PM) Uploaded Balance Sheet Rebuttal 8 (xx/xx/xxxx 4:32PM) Uploaded xxxx Balance Sheet	Response 1 (xx/xx/xxxx 9:04AM) Balance Sheet provided as of . Please provided Balance Sheet for year ending xxxx. (Upheld) Response 2 (xx/xx/xxxx 5:02PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872745	9 of 19						Credit	Income Docs		The loan file is missing xxxx K-1 for . Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) Uploaded K-1	Response 1 (xx/xx/xxxx 3:23PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872745	10 of 19						Credit	Income Miscalc		Business tax returns for and reflect mortgages due in less than one year. The file does not contain a letter from a CPA indicating these mortgages will roll over yearly. Therefore; mortgages must be deducted from income. Recalculation of qualifying income results in decrease from to DTI increased from to also due to miscalculation of bridge loan payment which increased from t0	Rebuttal 1 (xx/xx/xxxx 1:26PM) Please see CPA letter and supporting documents to support business line of credit.	Response 1 (xx/xx/xxxx 2:30PM) Documentation received is sufficient. Recalculated DTI within tolerance. (Resolved)		3	1	3	1
	300872745	11 of 19						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (appraiser), (credit bureau), (settlement agent), (notary), (title insurance company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 2:22PM) pending Rebuttal 4 (xx/xx/xxxx 4:43PM) pending Rebuttal 5 (xx/xx/xxxx 5:35PM) Uploaded Report Rebuttal 6 (xx/xx/xxxx 5:45PM) Uploaded updated Report	Response 1 (xx/xx/xxxx 10:07AM) Please provide evidence of OFAC, Exclusionary, LDP, and searches for or provide Lender Cert that the e has been searched across all lists. (Upheld) Response 2 (xx/xx/xxxx 9:08AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	12 of 19						Credit	Miscellaneous		Please provide a final 1003 with correct balance and payment for bridge loan.	Rebuttal 1 (xx/xx/xxxx 1:27PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:43PM) Uploaded Clients LOE re bridge loan and bridge loan docs	Response 1 (xx/xx/xxxx 11:20AM) Documentation received is sufficient. Bridge loan terms provided. Payment calculated using the interest only method as directed in Investor guidelines. (Resolved)		2	1	3	1
	300872745	13 of 19						Credit	Miscellaneous		The file does not contain the following: xxxx and xxxx personal tax returns dated by the borrower, xxxx and xxxx business returns for dated by the borrower, xxxx business returns for Idated by the borrower, xxxx business returns for signed and dated by the borrower, xxxx business returns for dated by the borrower, xxxx business returns for signed and dated by the borrower. Please provide the signed and dated tax returns that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:42PM) Uploaded signed and dated tax returns Rebuttal 6 (xx/xx/xxxx 5:35PM) Uploaded s&d xxxx Tax Return	Response 1 (xx/xx/xxxx 10:59AM) xxxx I Tax Return was not signed and dated. Please provide the e signed and dated on or before consummation. (Upheld) Response 2 (xx/xx/xxxx 10:10AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	14 of 19						Credit	Miscellaneous		The most recent 12 months mortgage payment history is required for all mortgages. The credit report indicates a payment history for through . Please provide evidence , and payments were made.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 2:59PM) Uploaded VOM	Response 1 (xx/xx/xxxx 3:27PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	15 of 19						Credit	Miscellaneous		The original application indicates properties located at the following addresses that are not reflecting on the final application: . Please provide an explanation and documentation as to why these properties are not reflected on the final application. Additional conditions may apply.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) Uploaded list of properties	Response 1 (xx/xx/xxxx 10:13AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	16 of 19						Credit	REO PITI		The file does not contain documentation of taxes, hazard insurance or HOA dues for all investment properties. Unable to calculate an accurate DTI without documentation. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 2:59PM) Uploaded tax, haz and HOA info for other properties Rebuttal 4 (xx/xx/xxxx 2:21PM) please review uploaded documents	Response 1 (xx/xx/xxxx 3:28PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	17 of 19						Credit	REO PITI		The file does not contain documentation of taxes, hazard insurance or HOA dues on departure residence. Unable to calculate an accurate DTI without documentation. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 2:59PM) pending Rebuttal 4 (xx/xx/xxxx 2:21PM) pending Rebuttal 5 (xx/xx/xxxx 4:42PM) Uploaded client's LOE re bridge loan and supporting docs Rebuttal 6 (xx/xx/xxxx 5:34PM) Uploaded Tax and Ins Info	Response 1 (xx/xx/xxxx 11:25AM) Referenced rebuttal documentation does not address the finding. (Upheld) Response 2 (xx/xx/xxxx 10:16AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872745	18 of 19						Credit	Tax Returns Obtained		The file does not contain xxxx and xxxx business tax transcripts for , Industry Specific Solutions and I. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 3:12PM) pending Rebuttal 3 (xx/xx/xxxx 3:00PM) pending Rebuttal 4 (xx/xx/xxxx 2:22PM) pending Rebuttal 5 (xx/xx/xxxx 4:42PM) Uploaded business tax transcripts	Response 1 (xx/xx/xxxx 10:33AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872745	19 of 19						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872744	1 of 4						Compliance	TRID - 10% Tolerance Violation Not Cured
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($365.00) exceed the comparable charges ($250.00) by more than 10%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Recording fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $90 is required.
												Rebuttal 1 (xx/xx/xxxx 1:20PM) 5/14/xxxx: Seller provided the change of circumstance. Please review uploaded docs.	Response 1 (xx/xx/xxxx 4:48PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872744	2 of 4						Credit	AUS/DU Approval
The followng AUS/Loan Approval Conditions were not documented in the loan file. The existing mortgage, (a private mortgage), paid off at closing in the amount of  and was not reflected on the borrowers' credit report. Origination notes state borrowers purchased the subject property in from family which carried a 0% interest loan, and there was no Note but a verbal agreement. The title commitment reflects a Deed of Trust in the amount of  recorded . Desktop Underwriter condition number 14 requires a mortgage payment history verifying the mortgage is not currently or within last 12 months 60 days or more past due. A verification was not provided.
												Rebuttal 1 (xx/xx/xxxx 6:11PM) xx/xx/xxxx Please review uploaded "LOX regarding VOM" Rebuttal 2 (xx/xx/xxxx 6:42PM) xx/xx/xxxx Please review uploaded: "VOM & Payoff Demand"
Response 1 (xx/xx/xxxx 1:56PM)
The rebuttal basis is that the mortgage in place was not backed by a physical note and that there were no payments and a 0% interest rate. The subject transaction refinanced the referenced mortgage dated  and recorded on  in the amount of . The CD reflected a payoff figure for the referenced mortgage in the amount , which is  greater than the original mortgage and is also in conflict with the claim of no payments and 0% interest. In this case, a full VOM directly from the Mortgagor with terms, payment history, other considerations, or lack thereof is required. (Upheld)

Response 2 (xx/xx/xxxx 10:37AM)
 Documentation received is sufficient. (Resolved)
															2	1	3	1
	300872744	3 of 4						Credit	Miscellaneous		The required Fraud Tool was not provided in the loan file.	Rebuttal 1 (xx/xx/xxxx 6:11PM) xx/xx/xxxx Please review uploaded "Fraud Report" Rebuttal 2 (xx/xx/xxxx 6:42PM) xx/xx/xxxx Please review uploaded "Fraud Report" Rebuttal 3 (xx/xx/xxxx 5:08PM) 6/6/xxxx: Fraud Report under GSA/ reflects fail for the Borrower and Underwriter. Additional research through /GSA website found on results for the Borrower and Underwriter. Please review.	Response 1 (xx/xx/xxxx 1:29PM) Referenced Fraud Report not received. (Upheld) Response 2 (xx/xx/xxxx 10:39AM) Report was received. Please provide a Third Party Fraud Tool. (Upheld) Response 3 (xx/xx/xxxx 6:33PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872744	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU score of 2.1 meets the guideline.				1	1	3	1
	300872743	1 of 6						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table (page 3) of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:43PM) Uploaded PCCD and Letter to borrower	Response 1 (xx/xx/xxxx 3:51PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872743	2 of 6						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' has not been provided under Section B. Services Borrower Did Not Shop For of the revised CD issued on . Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Appraisal Fee (Paid to Not Provided/Blank). Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:43PM) Uploaded PCCD and letter to borrower	Response 1 (xx/xx/xxxx 3:52PM) Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872743	3 of 6						Credit	Appraisal Misc		3 sales and 2 comparable properties were utilized in the origination appraisal, all of which had a significantly smaller lot than the subject lot. Across-the-board positive adjustments were utilized and no additional comments were provided by the appraiser with respect to lot size. Please provide 1 additional comparable property with either no adjustment or negative adjustment for similar or larger lot size.	Rebuttal 1 (xx/xx/xxxx 4:02PM) pending Rebuttal 2 (xx/xx/xxxx 5:42PM) Uploaded amended appraisal report with additional commentary re: the lot size - see page 12 of 28	Response 1 (xx/xx/xxxx 4:33PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872743	4 of 6						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 4:02PM) Uploaded CDA Analysis Rebuttal 2 (xx/xx/xxxx 5:42PM) . Rebuttal 3 (xx/xx/xxxx 6:19PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 4:35PM) CDA receipt acknowledged. Please provide the CDA Release Form. (Upheld) Response 2 (xx/xx/xxxx 1:33PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872743	5 of 6						Credit	LDP/EPL		Please provide OFAC, Exclusionary, LDP, and searches for the following Loan Participants or provide a Lender Certification that all Loan Participants were searched across all lists: (1) Appraisal Company . (2) Appraiser J, and (3) Closing .	Rebuttal 1 (xx/xx/xxxx 4:01PM) Uploaded exclusionary search results and report. Rebuttal 2 (xx/xx/xxxx 5:42PM) .	Response 1 (xx/xx/xxxx 4:36PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872743	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872742	1 of 4						Compliance	TRID - 10% Tolerance Violation Not Cured
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($180.00) exceed the comparable charges ($38.00) by more than 10%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Recording Fee was not accepted. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $138.20 is required.
												Rebuttal 1 (xx/xx/xxxx 3:56PM) Uploaded PCCD, letter and refund check Rebuttal 2 (xx/xx/xxxx 2:05PM) Uploaded proof of delivery	Response 1 (xx/xx/xxxx 5:17PM) The provided documentation is insufficient to cure the finding. Although sufficient documentation was provided to resolve the 10% tolerance violation, proof of delivery was not received. (Upheld) Response 2 (xx/xx/xxxx 1:24PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872742	2 of 4						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:55PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 1:39PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872742	3 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer),(processor). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 3:55PM) Uploaded Exclusionary Search Results and Report	Response 1 (xx/xx/xxxx 1:40PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872742	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872741	1 of 6						Compliance	Disclosures Federal Late		There is no evidence of a date disclosed on the Your Home Loan Toolkit booklet provided in the loan file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 3:17PM) pending Rebuttal 2 (xx/xx/xxxx 3:44PM) Uploaded Tracking and Toolkit Disclosure	Response 1 (xx/xx/xxxx 1:12PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872741	2 of 6						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File number. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 3:16PM) Uploaded PCCD, letter and proof of delivery Rebuttal 2 (xx/xx/xxxx 3:44PM) .	Response 1 (xx/xx/xxxx 1:13PM) Upload received Response 2 (xx/xx/xxxx 1:13PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872741	3 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:34PM) pending Rebuttal 2 (xx/xx/xxxx 3:27PM) pending Rebuttal 3 (xx/xx/xxxx 2:19PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 9:42AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872741	4 of 6						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (credit bureau), (closing agent), (notary). Please provide searches for Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:34PM) pending Rebuttal 2 (xx/xx/xxxx 3:27PM) Uploaded Report	Response 1 (xx/xx/xxxx 3:35PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872741	5 of 6						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:34PM) Uploaded signed 1008.	Response 1 (xx/xx/xxxx 2:53PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872741	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872740	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. Tool Kit for purchase loans.	Rebuttal 1 (xx/xx/xxxx 1:00PM) 07/13/18: Please review the uploaded "Home Loan Tool Kit within 3 Days of Application." The initial loan application is dated and the Home Loan Tool Kit is dated .	Response 1 (xx/xx/xxxx 10:55AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872740	2 of 4						Credit	IRS Form 4506		An IRS form 4506T was missing from the file.	Rebuttal 1 (xx/xx/xxxx 12:56PM) 07/09/18: Please review the uploaded "Initial and Final Borrower signed 4506-T." The initial loan application is dated 0 and the Promissory Note is dated . There is one Borrower signed 4506-T dated and another Borrower signed 4506-T dated .	Response 1 (xx/xx/xxxx 1:01PM) Documentation provided is sufficient. (Resolved)		2	1	3	1
	300872740	3 of 4						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the borrower's primary employer, Medical Center.	Rebuttal 1 (xx/xx/xxxx 12:55PM) : Please review the uploaded " verification of Employment for ." The borrower's primary employer, , is one of two current jobs the Borrower has: 1. and 2. . The work number verification of employment shows that the Borrower's employment with L was verified on . The promissory note is dated (VOE conducted within 10 days).	Response 1 (xx/xx/xxxx 1:00PM) Documentation provided is sufficient. (Resolved)		2	1	3	1
	300872740	4 of 4						Valuation	Appraisal was not performed by appropriately licensed Appraiser		The appraisal provided was completed by an appraiser that was not appropriately licensed to complete the assignment. CU Score 2.0.	Rebuttal 1 (xx/xx/xxxx 1:14PM) 07/09/18: Please review the uploaded "Licensed Appraiser Verification." According to the appraiser signature on the appraisal for the subject property, the appraiser has a State Certification of . The attached Nation Appraiser Roster verifies that has a valid license number of that expires on As the appraiser completed his valuation of the subject property on , he had a valid license at the time the appraisal report was completed.	Response 1 (xx/xx/xxxx 1:02PM) Documentation provided is sufficient. (Resolved)		3	1	3	1
	300872739	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872739	2 of 5						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 4:12PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872739	3 of 5						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 5:31PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872739	4 of 5						Credit	Tax Transcripts Missing		The file does not contain tax transcripts for the most recent two years filed tax returns. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:20PM) Pending Rebuttal 2 (xx/xx/xxxx 6:47PM) Uploaded xxxx & xxxx 1040 Transcript Rebuttal 3 (xx/xx/xxxx 1:27PM) Uploaded evidence xxxx tax owed was paid	Response 1 (xx/xx/xxxx 8:16PM) Tax Transcripts received reflected in xxxx Federal taxes owed. Please provide documentation to confirm xxxx Federal taxes have been paid in full. (Upheld) Response 2 (xx/xx/xxxx 1:31PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872739	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872738	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872738	2 of 5						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:46PM) pending Rebuttal 2 (xx/xx/xxxx 3:36PM) pending Rebuttal 3 (xx/xx/xxxx 5:47PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 11:50AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872738	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (credit bureau), (notary), and (borrower’s employer). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that “all” Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:46PM) Uploaded Report and client exclusionary search results	Response 1 (xx/xx/xxxx 3:05PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872738	4 of 5						Credit	Tax Transcripts Missing		The file does not contain tax transcripts for the most recent two years filed tax returns. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:46PM) pending Rebuttal 2 (xx/xx/xxxx 3:36PM) Uploaded xxxx & xxxx ROA Transcripts	Response 1 (xx/xx/xxxx 3:51PM) Tax transcripts received. All taxes filed and paid prior to consummation. Unreimbursed expenses of per month deducted from income. DTI within tolerance. (Resolved)		4	1	4	1
	300872738	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872737	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872737	2 of 3						Credit	AUS/DU Approval		The co-borrower's employment/income was verified with an offer letter and VVOE. Guidelines require the loan to be delivered with SFC 707 if a paystubs is not included in the loan file prior to the subject closing.	Rebuttal 1 (xx/xx/xxxx 1:22PM) xx/xx/xxxx Please review uploaded "" Current Work Number showing borrower did start on the date of the Offer Letter and is still currently employed. Rebuttal 2 (xx/xx/xxxx 5:38PM) xx/xx/xxxx Please review uploaded: "Excel Print Out Reflecting 707 Code Per Seller: We do have the SFC 707 included in our loan delivery dataset; DU will not show it on the findings. Attached is the exported Excel file to evidence that we are delivery with the SFC 707.	Response 1 (xx/xx/xxxx 1:51PM) Without SFC 707, a with salary and pay history is required as a substitute for paystubs. (Upheld) Response 2 (xx/xx/xxxx 9:39AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872737	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2 which supports value.				1	1	2	1
	300872736	1 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Third Party' under 'Section B- Services Borrower Did Not Shop For' of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Credit Report (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:17PM) Uploaded PCCD and letter to borrower Rebuttal 2 (xx/xx/xxxx 1:49PM) Client Rebutall re: proof of delivery - PCCD and letter to borrower was sent thru regular mail since there was no check, no cure and no change in fees - only thing that changed was the name of the fee.	Response 1 (xx/xx/xxxx 6:32PM) The provided documentation is insufficient to cure the finding. Although the LOE and PCCD are sufficient, proof of delivery is missing and is also required. (Upheld) Response 2 (xx/xx/xxxx 2:15PM) Per investor, because there isn't a specific "cure" or check being sent to the borrower, it is ok with the missing proof of delivery given the transaction is otherwise in compliance. (Resolved)		2	1	2	1
	300872736	2 of 4						Credit	Income Docs		The xxxx and xxxx 1040 personal income tax returns were not signed and dated by the borrower on or before the consummation date. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:23PM) pending Rebuttal 2 (xx/xx/xxxx 12:29PM) Uploaded s&d tax returns	Response 1 (xx/xx/xxxx 3:48PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872736	3 of 4						Credit	LDP/EPL		Loan Participants were checked across LDP and lists. Please provide OFAC and Exclusionary searches for all Loan Participants or provide a Lender Certification that all Participants have been checked across all lists.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:37PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872736	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	2	1
	300872735	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872735	2 of 8						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:00PM) Pending Rebuttal 2 (xx/xx/xxxx 5:50PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 5:47PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872735	3 of 8						Credit	Appraisal Misc		The subject has 3.5 bathrooms. The appraisal contained photos of the half bath and 2 full baths. Please provide photo of 3rd full bath.	Rebuttal 1 (xx/xx/xxxx 4:01PM) Uploaded updated appraisal report Rebuttal 2 (xx/xx/xxxx 5:50PM) .	Response 1 (xx/xx/xxxx 5:48PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872735	4 of 8						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (processor), (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 4:00PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 5:50PM) .	Response 1 (xx/xx/xxxx 5:43PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872735	5 of 8						Credit	Lien Position		The loan file is missing a signed letter requesting closure and cancellation of the HELOC secured by subject property. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:00PM) Uploaded Closure Letter Rebuttal 2 (xx/xx/xxxx 5:50PM) .	Response 1 (xx/xx/xxxx 5:42PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872735	6 of 8						Credit	Miscellaneous		t in file is not signed, dated. or notarized. Please provide the e signed, dated, and notarized on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 4:01PM) Uploaded Rebuttal 2 (xx/xx/xxxx 5:50PM) .	Response 1 (xx/xx/xxxx 5:46PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872735	7 of 8						Credit	Miscellaneous		The loan file does not contain Fannie Mae and U forms. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:01PM) Uploaded Rebuttal 2 (xx/xx/xxxx 5:50PM) .	Response 1 (xx/xx/xxxx 5:44PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872735	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872734	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	4	1
	300872734	2 of 6						Credit	Application		Please revise the final application and the signed loan transmittal summary/1008 to include the new revolving debt with which opened as reported on the credit supplement dated. Reviewer has used 5% of the balance for the monthly payment as monthly payment not shown.	Rebuttal 1 (xx/xx/xxxx 1:54PM) Pending Rebuttal 2 (xx/xx/xxxx 7:23PM) Uploaded revised 1008 and 1003 Rebuttal 3 (xx/xx/xxxx 5:16PM) Uploaded corrected 1008	Response 1 (xx/xx/xxxx 12:06PM) The 1003 was corrected; however, the Transmittal Summary was not. Please provide updated Transmittal Summary reflecting the new debt with Crate and Barrel. (Upheld) Response 2 (xx/xx/xxxx 9:14AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872734	3 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:54PM) Pending Rebuttal 2 (xx/xx/xxxx 7:23PM) Pending	Response 1 (xx/xx/xxxx 12:08PM) CDA Release Form was included in the 1008/1003 documentation upload and is sufficient. (Resolved)		4	1	4	1
	300872734	4 of 6						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) borrower's employer, . and (2) relocation company for the sellers, .	Rebuttal 1 (xx/xx/xxxx 1:54PM) Uploaded search and Report Rebuttal 2 (xx/xx/xxxx 7:22PM) Uploaded search and Report	Response 1 (xx/xx/xxxx 11:57AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872734	5 of 6						Credit	VOR Required		The loan closed in . The VOR in file did not include rental history for . Please provide updated VOR to include rent payment documented on or before consummation.	Rebuttal 1 (xx/xx/xxxx 1:54PM) Uploaded updated VOR Rebuttal 2 (xx/xx/xxxx 7:23PM) . Rebuttal 3 (xx/xx/xxxx 5:16PM) Uploaded rental payment	Response 1 (xx/xx/xxxx 12:04PM) VOR provided is dated post-consummation. Please provide evidence the rent payment was made with documentation existing prior to consummation. (Upheld) Response 2 (xx/xx/xxxx 9:19AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872734	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872733	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872733	2 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) pending Rebuttal 2 (xx/xx/xxxx 7:32PM) pending Rebuttal 3 (xx/xx/xxxx 3:30PM) Uploaded CDA Release form	Response 1 (xx/xx/xxxx 5:40PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872733	3 of 6						Credit	LDP/EPL		The Borrower, Seller, and Loan Officer were checked against exclusionary lists. Please provide OFAC, Exclusionary, LDP, and searches for all remaining Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Uploaded exclusionary search results Rebuttal 2 (xx/xx/xxxx 7:32PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:39PM) LDP and searches received. Please provide OFAC and exclusionary searches for all referenced participants or lender certification that all of the participants have been checked across all lists. (Upheld) Response 2 (xx/xx/xxxx 4:33PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872733	4 of 6						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide signed 1008.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Uploaded signed 1008.	Response 1 (xx/xx/xxxx 1:35PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872733	5 of 6						Credit	Tax Transcripts Missing		The xxxx/xxxx business tax transcripts for 1065 are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) pending Rebuttal 2 (xx/xx/xxxx 7:32PM) pending Rebuttal 3 (xx/xx/xxxx 3:30PM) Uploaded transcripts Rebuttal 4 (xx/xx/xxxx 5:49PM) Uploaded transcripts Rebuttal 5 (xx/xx/xxxx 4:53PM) Uploaded 1008 with additional comments	Response 1 (xx/xx/xxxx 6:30PM) The xxxx Tax Transcript reflects the 1 Tax Return was not filed. Please provide documented evidence dated prior to consummation that the xxxx Tax Return was received by the . (Upheld) Response 2 (xx/xx/xxxx 12:43PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872733	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872732	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872732	2 of 4						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. LP approval required net proceeds from the sale of the borrower's departing residence to be documented with a Settlement/Closing Disclosure. This document was not provided as required.	Rebuttal 1 (xx/xx/xxxx 11:35AM) 6/1/xxxx: Final CD for the borrower's departure residence received. Uploaded to portal.	Response 1 (xx/xx/xxxx 3:26PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872732	3 of 4						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	Rebuttal 1 (xx/xx/xxxx 11:36AM) 6/1/xxxx: VVOE dated prior to closing date received. Uploaded to portal. Rebuttal 2 (xx/xx/xxxx 11:59AM) 6/15/xxxx (): The e mail correspondence between lender and the Borrower's Employer confirming Borrower has started with the the Employer as as stated on the Offer Letter. E mail correspondence and Offer letter uploaded to portal for review.	Response 1 (xx/xx/xxxx 3:32PM) Please provide a VOE within 10 days of note date confirming borrower's current employment at the wage agreed upon in the offer letter. (Upheld) Response 2 (xx/xx/xxxx 10:42AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872732	4 of 4						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. The CU Risk Score of 2.7 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872731	1 of 11						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure issued on provided in the loan file was not disclosed within 3 business days of the application date, .	Rebuttal 1 (xx/xx/xxxx 1:12PM) Uploaded HOC	Response 1 (xx/xx/xxxx 5:01PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872731	2 of 11						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:28PM) Uploaded CDA release form	Response 1 (xx/xx/xxxx 3:54PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872731	3 of 11						Credit	Debts		The file does not contain evidence xxxx taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:28PM) pending Rebuttal 2 (xx/xx/xxxx 1:35PM) pending Rebuttal 3 (xx/xx/xxxx 1:12PM) Uploaded proof xxxx tax was paid	Response 1 (xx/xx/xxxx 4:09PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872731	4 of 11						Credit	Debts		Three revolving accounts were paid at closing; with a payment of, with a payment of , and with a payment of . As a result; the lender excluded the debts from qualifying DTI; however, revolving debts paid at closing must still be included in qualifying DTI. In addition, the lender excluded lease payment of from qualifying DTI. Lease must be included in qualifying DTI unless verification is provided the lease is paid and closed. Please provide a revised 1008 including the three revolving debts and lease payment in qualifying DTI.	Rebuttal 1 (xx/xx/xxxx 1:28PM) Uploaded signed 1008, corrected 1003 and credit supplement dtd . It's noted that credit supplement is dated after the consummation date which is ok and acceptable for this case since it is dated before the disbursement date. Rebuttal 2 (xx/xx/xxxx 1:35PM) pending Rebuttal 3 (xx/xx/xxxx 1:12PM) Uploaded corrected 1008	Response 1 (xx/xx/xxxx 4:24PM) Documentation received reflects debts accurately reported and totaled on the 1003; however, the 1008 debts and DTI still does not reflect the of per month. Please revise and provide. (Upheld) Response 2 (xx/xx/xxxx 4:01PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872731	5 of 11						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (underwriter), (credit bureau), (borrower’s employer), (co-borrower’s employer), (escrow company), (escrow officer), (notary), (title company),(title officer). Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:28PM) pending Rebuttal 2 (xx/xx/xxxx 1:34PM) Uploaded search results Rebuttal 3 (xx/xx/xxxx 1:12PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:55PM) Please provide OFAC, Exclusionary, and LDP searches for the referenced Participants or a Lender Certification that all Participants have been checked across all lists. (Upheld) Response 2 (xx/xx/xxxx 3:57PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872731	6 of 11						Credit	Lien Position		The loan file is missing a signed letter requesting closure and cancellation of the HELOC secured by subject property. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:28PM) pending Rebuttal 2 (xx/xx/xxxx 1:34PM) Uploaded Final Title Polcy	Response 1 (xx/xx/xxxx 1:50PM) Final Title policy provided which reflects no liens other than subject mortgage. (Resolved)		2	1	4	1
	300872731	7 of 11						Credit	Miscellaneous		The file does not contain a completed Certification of Trust. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:28PM) Uploaded Cert of Trust	Response 1 (xx/xx/xxxx 3:52PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872731	8 of 11						Credit	Miscellaneous		Two explanation letters regarding the following are not dated: purpose of refinance and explanation of taxes not being paid. Please provide the signed and dated documents that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:28PM) pending Rebuttal 2 (xx/xx/xxxx 1:35PM) Uploaded dated LOEs	Response 1 (xx/xx/xxxx 1:52PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872731	9 of 11						Credit	Tax Returns Obtained		The xxxx and xxxx tax returns are not signed or dated by the borrowers. Please provide the signed and dated documents that were completed prior to consummation.	Rebuttal 1 (xx/xx/xxxx 1:28PM) pending Rebuttal 2 (xx/xx/xxxx 1:35PM) Uploaded signed and dated page of the tax returns	Response 1 (xx/xx/xxxx 1:51PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872731	10 of 11						Credit	Title Commitment / Title Policy		The title commitment indicates an exception for a financing statement secured by . The file contains a monthly invoice from ; however, the file does not contain a copy of the agreement to determine if the agreement is for power purchase or solar system purchase and to illustrate the specific balance and time terms of said agreement. Please provide complete agreement. Upon review, additional conditions may apply such as but not limited to subordination of the referenced exception.	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending	Response 1 (xx/xx/xxxx 1:46PM) Final Title policy provided which reflects no UCC exceptions. (Resolved)		2	1	4	1
	300872731	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872730	1 of 4						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 12:30PM) xx/xx/xxxx: Uploaded Post Consummation Closing Disclosure.	Response 1 (xx/xx/xxxx 12:38PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
	300872730	2 of 4						Compliance	TRID CD- 'Title' missing		The Attorney Fee Borrower Chosen on the CD issued on is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:35PM) Non-material (EV2). Investor accepts.		2	2	3	2
	300872730	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300872730	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2.4, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	2
	300872729	1 of 9						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD issued on does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The option for 'consumer declined escrow/lender does not offer escrow' has not been selected; however, the file contained a Waiver of Escrow statement signed at consummation. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 7:14PM) Uploaded PCCD and letter	Response 1 (xx/xx/xxxx 9:54AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872729	2 of 9						Credit	Application		Please revise the final loan application to reflect per month for taxes/insurance on the rental property at (taxes per month and insurance per month).	Rebuttal 1 (xx/xx/xxxx 7:13PM) see Credit Discussion Log - Borrower's have exemption	Response 1 (xx/xx/xxxx 10:02AM) Explanation received is sufficient. (Resolved)		2	1	3	1
	300872729	3 of 9						Credit	Application		The borrowers' income from self-employed ownership of was per month and not required for qualifying. tax returns were not executed and income increase greater than 15% from xxxx to xxxx was not explained. As opposed to conditioning for the referenced items, please revise the Final 1003 by removing from the employment information section for both borrowers.	Rebuttal 1 (xx/xx/xxxx 7:13PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 3:11PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872729	4 of 9						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 7:13PM) Uploaded CDA Analysis and Release Form	Response 1 (xx/xx/xxxx 3:09PM) CDA and CDA Release Form provided. CDA supported value within (8.1%). (Resolved)		2	1	3	1
	300872729	5 of 9						Credit	Debts		The loan closed and the credit report reflects the mortgage with with last activity date of 1/xxxx. Please provide evidence of timely mortgage payments through.	Rebuttal 1 (xx/xx/xxxx 7:13PM) see Credit Discussion Log - Fpayments to are on the bank statements CHECKING acct . paid	Response 1 (xx/xx/xxxx 10:00AM) Documentation in file is sufficient. (Resolved)		2	1	3	1
	300872729	6 of 9						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) processor,, on VVOEs and (2) , signature for (seller).	Rebuttal 1 (xx/xx/xxxx 7:12PM) Uploaded Report.	Response 1 (xx/xx/xxxx 3:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872729	7 of 9						Credit	Tax Returns Obtained		The business tax returns for were not signed and dated by the borrowers. Please provide signed and dated by the borrowers prior to consummation.	Rebuttal 1 (xx/xx/xxxx 7:13PM) pending Rebuttal 2 (xx/xx/xxxx 4:18PM) pending Rebuttal 3 (xx/xx/xxxx 7:57PM) Uploaded s&d xxxx 1065 tax returns Rebuttal 4 (xx/xx/xxxx 5:08PM) Uploaded xxxx signed tax returns	Response 1 (xx/xx/xxxx 11:40AM) xxxx 1065 returns received. Please provide xxxx 1065 returns signed and dated on or before consummation. (Upheld) Response 2 (xx/xx/xxxx 5:35PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872729	8 of 9						Credit	Tax Transcripts Missing		The xxxx and xxxx 1065 business tax transcripts for are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:12PM) pending Rebuttal 2 (xx/xx/xxxx 4:18PM) Uploaded transcripts	Response 1 (xx/xx/xxxx 5:08PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872729	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872728	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872728	2 of 5						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:44PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872728	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (Processor), (Borrower’s Employer) and Notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:04PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:46PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872728	4 of 5						Credit	Miscellaneous		The file does not contain evidence xxxx taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:04PM) pending Rebuttal 2 (xx/xx/xxxx 2:42PM) Uploaded evidence xxxx tax was paid	Response 1 (xx/xx/xxxx 3:36PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872728	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872727	1 of 15						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:38PM) Uploaded EConsent	Response 1 (xx/xx/xxxx 5:11PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872727	2 of 15						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:38PM) Uploaded EConsent	Response 1 (xx/xx/xxxx 5:09PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872727	3 of 15						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised LE delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:38PM) Uploaded EConsent	Response 1 (xx/xx/xxxx 5:10PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872727	4 of 15						Credit	Application		Page 4 of the Initial 1003 was not signed by the borrowers. Please provide page 4 signed and dated with the accurate Initial 1003 date.	Rebuttal 1 (xx/xx/xxxx 3:20PM) Uploaded signed pg 4 1003	Response 1 (xx/xx/xxxx 10:23AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872727	5 of 15						Credit	Application		The Final 1003 VIII Declarations Section reflects the Co-Borrower is a First Time Homebuyer, which is accurate; however, the page 1 present address section reflects "Own". Please provide corrected application reflecting "Rent" in the present address section.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 10:22AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872727	6 of 15						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to XXX, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 (xx/xx/xxxx 3:19PM) pending Rebuttal 2 (xx/xx/xxxx 4:39PM) Uploaded 2nd Appraisal Report	Response 1 (xx/xx/xxxx 10:09AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872727	7 of 15						Credit	Assets		The loan was originated with a 6 month reserve requirement; however, the Co-Borrower was a First Time Homebuyer; therefore, 12 months of reserves were required. As a result the borrowers were short of required reserves.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded additional assets Rebuttal 2 (xx/xx/xxxx 4:39PM) Uploaded Stmts, CD for departing residence and additional assets. Rebuttal 3 (xx/xx/xxxx 1:58PM) pending Rebuttal 4 (xx/xx/xxxx 5:13PM) Uploaded additional printout - based on update Rebuttal 5 (xx/xx/xxxx 3:23PM) Uploaded wire confirmation to escrow
Response 1 (xx/xx/xxxx 10:38AM)
Updated  statements resulted in minor increase. Departure sale occurred after consummation. Updated  statements were after consummation and balance from consummation date could not be used on either account due to activity gap between statements in file and new printouts provided. (Upheld)

Response 2 (xx/xx/xxxx 2:33PM)
Assets recalculated with updated  printouts and statements using balances through . Asset shortage of  remains. (Upheld)

Response 3 (xx/xx/xxxx 12:17PM)
The balance is  on ; however, on there was a wire transfer out. While that was most likely funds sent to closing, detailed wire documentation is required to confirm. Please provide. (Upheld)

Response 4 (xx/xx/xxxx 3:40PM)
 Documentation received is sufficient. (Resolved)
															3	1	3	1
	300872727	8 of 15						Credit	Assets Misc		The liquidation terms of the retirement assets with 401k and with Leoparde 401k were missing from the loan file as these assets are needed for reserves. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded 401k Terms of withdrawal	Response 1 (xx/xx/xxxx 10:19AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872727	9 of 15						Credit	Contract		The sales contract agreement dated is missing page 3 and pages 13 - 16. Page 11 of the amended sales contract dated is missing. Please provide all missing pages.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded purchase contract and addendums	Response 1 (xx/xx/xxxx 9:46AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872727	10 of 15						Credit	Income Docs		The income/employment is not documented properly according to guides. The loan closed . The loan file contains the primary borrower's xxxx and xxxx W2s; however, is missing the xxxx W2. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:19PM) pending Rebuttal 2 (xx/xx/xxxx 4:39PM) Uploaded xxxx W2 Rebuttal 3 (xx/xx/xxxx 1:57PM) pending Rebuttal 4 (xx/xx/xxxx 5:13PM) pending Rebuttal 5 (xx/xx/xxxx 5:24PM) Uploaded B1 xxxx W2	Response 1 (xx/xx/xxxx 9:59AM) The Co-Borrower's xxxx W2 was received; however, referenced documentation was already in the file. The Primary Borrower's xxxx W2 is still missing. (Upheld) Response 2 (xx/xx/xxxx 11:45AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872727	11 of 15						Credit	LDP/EPL		Please provide OFAC, Exclusionary, LDP, and searches for the following Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) seller (2) credit agency (3) closer (4) notary , and (5) appraisal company .	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded Exclusionary List Search Results	Response 1 (xx/xx/xxxx 10:03AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872727	12 of 15						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 9:42AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872727	13 of 15						Credit	Tax Transcripts Missing		Guidelines require 2 year's 1040 personal tax transcripts. The loan file contains the joint xxxx transcript and xxxx/xxxx W2 transcripts for both borrowers; however, is missing the xxxx 1040 personal tax transcript(s). Please provide.	Rebuttal 1 (xx/xx/xxxx 3:19PM) pending Rebuttal 2 (xx/xx/xxxx 4:39PM) Uploaded xxxx transcript Rebuttal 3 (xx/xx/xxxx 1:57PM) Uploaded B1 xxxx 1040 Transcript	Response 1 (xx/xx/xxxx 9:53AM) Primary Borrower and Co-Borrower filed separate tax returns in xxxx. Primary Borrower xxxx Tax Transcript is still missing. Please provide. (Upheld) Response 2 (xx/xx/xxxx 3:07PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872727	14 of 15						Credit	VOR Required		The Co-Borrower is a First Time Homebuyer and he resides with the Borrower in a residence which is owned by the Borrower. Please provide documentation to clarify if the Co-Borrower resides rent free, such as a rent free letter provided by the Primary Borrower signed and dated on or prior to consummation, or if the borrower is a paying tenant, provide 12 months canceled checks and a lease agreement or 12 months of direct rent deposits.	Rebuttal 1 (xx/xx/xxxx 3:19PM) Uploaded rent free letter Rebuttal 2 (xx/xx/xxxx 1:57PM) pending Rebuttal 3 (xx/xx/xxxx 5:13PM) pending Rebuttal 4 (xx/xx/xxxx 5:24PM) . Rebuttal 5 (xx/xx/xxxx 3:22PM) Uploaded rent free letter	Response 1 (xx/xx/xxxx 10:26AM) VOR is not acceptable. It was dated after consummation. (Upheld) Response 2 (xx/xx/xxxx 3:38PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872727	15 of 15						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300872726	1 of 3						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount		The Post-Consummation Closing Disclosure issued on reflects an increase in the amount of tolerance cure due back to the borrower when compared to the last CD issued on . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. In addition, the Post-Consummation Closing Disclosure reflects a $2,000.00 reduction to the amount paid by borrower when compared to the last CD. The file did not contain evidence that the consumer received the difference.	Rebuttal 1 (xx/xx/xxxx 1:31PM) xx/xx/xxxx Please review uploaded: "EMD Check Refund" The Earnest Money Deposit (EMD) refund ($2,000) was split into two separate $1,000 checks. The attached documentation shows that the Borrower cashed both $1,000 check refunds.	Response 1 (xx/xx/xxxx 10:05AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872726	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872726	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. CU Score 3.0.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872725	1 of 9						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement dated . The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $816.26 at consummation (after providing funds to close in the amount of $0.00); however, per the ALTA statement, the consumer received $915.96. The fees appear to be in the following sections: B. Services Borrower Did Not Shop For, C. Services Borrower Did Shop For, E. Taxes and Other Government Fees, F. Prepaids, Payoffs and Payment. The fees are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 1:12PM) Pending Rebuttal 2 (xx/xx/xxxx 5:30PM) Uploaded Client Rebuttal re Alta Settlement Stmt Rebuttal 3 (xx/xx/xxxx 6:03PM) Uploaded PCCD dtd
Response 1 (xx/xx/xxxx 3:59PM)
Client researching

Response 2 (xx/xx/xxxx 11:14PM)
The provided documentation is insufficient to cure the finding. Although the Settlement Statement is marked as "Estimated", it remains subject to review due to issue date of , which is after the consummation date of . The Settlement Statement has also been certified by the closing agent. The file contains a certified ALTA statement dated. The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. (Upheld)

Response 3 (xx/xx/xxxx 7:11AM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872725	2 of 9						Compliance	TRID CD ' Lender NMLS		The NMLS ID for the Lender's Individual Contact is missing from the Contact Information Table. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:12PM) Uploaded Client Rebuttal	Response 1 (xx/xx/xxxx 3:29PM) The information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872725	3 of 9						Compliance	TRID CD ' Lender/Broker Contact Information		The following information is missing from the Contact Information table: Lender's Individual Contact name and e-mail address. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:12PM) Uploaded client rebuttal re compliance conditions	Response 1 (xx/xx/xxxx 3:28PM) The information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872725	4 of 9						Compliance	TRID LE - Lender's NMLS		The LE issued on does not reflect the Lender's Individual Contact NMLS.	Rebuttal 1 (xx/xx/xxxx 1:12PM) Uploaded client rebuttal re compliance conditions	Response 1 (xx/xx/xxxx 3:28PM) The information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872725	5 of 9						Credit	Application		Please revise page 3 of the final application to remove the vested interest in retirement funds in the amount of as reflected assets were not documented in the loan file.	Rebuttal 1 (xx/xx/xxxx 6:02PM) Pending Rebuttal 2 (xx/xx/xxxx 7:04PM) Uploaded corrected pg3 of the 1003	Response 1 (xx/xx/xxxx 12:34PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872725	6 of 9						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:02PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 8:19PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872725	7 of 9						Credit	LDP/EPL		Please provide searches across OFAC, Exclusionary, LDP, and lists for Processor or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:02PM) Uploaded Client Cert	Response 1 (xx/xx/xxxx 8:20PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872725	8 of 9						Credit	Miscellaneous		The loan closed . The credit report reflects the date of last activity of for the mortgage paid at closing with . Review of the pay off letter reflects interest of as of , unpaid late charges of , and next due date of Please provide documentation available on or prior to consummation that the unpaid late charges were not the result of a 30 day mortgage late payment.	Rebuttal 1 (xx/xx/xxxx 6:02PM) Pending Rebuttal 2 (xx/xx/xxxx 7:04PM) Pending Rebuttal 3 (xx/xx/xxxx 1:59PM) Uploaded evidence Mtg to was made.	Response 1 (xx/xx/xxxx 4:35PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872725	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	#N/A	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872724	2 of 6						Credit	LDP/EPL		The loan file contains partial and LDP searches. Please provide searches for all Loan Participants across all OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:28PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 2:12PM) Uploaded updated Report	Response 1 (xx/xx/xxxx 2:00PM) Please provide OFAC, Exclusionary, LDP, and searches for Seller , Buyers Realtor Realtors, Buyers Agent , Sellers Realtor , and Sellers Agent or provide a Lender Certification that all Loan Participants were searched across all lists. (Upheld) Response 2 (xx/xx/xxxx 2:42PM) Documentation received is sufficient. (Resolved)		2	1	1	1
	300872724	3 of 6						Credit	Miscellaneous		The xxxx tax filing extension for . reflects a total of due. Please provide documentation this has been paid.	Rebuttal 1 (xx/xx/xxxx 6:28PM) Uploaded evidence of payment Rebuttal 2 (xx/xx/xxxx 1:01PM) Pending	Response 1 (xx/xx/xxxx 1:41PM) Documentation received is sufficient. (Resolved) Response 2 (xx/xx/xxxx 2:45PM) Upon further review, $240 of tax payments were not documented. Please provide. (Upheld) Response 3 (xx/xx/xxxx 5:45PM) Documentation received is sufficient. (Resolved)		1	1	1	1
	300872724	4 of 6						Credit	Miscellaneous		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:28PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 1:38PM) Documentation received is sufficient. (Resolved)		3	1	1	1
	300872724	5 of 6						Credit	VOR Required		The borrowers obtained a new HELOC against their parents' property located at in. Please provide documentation to prove the borrowers have no ownership in the referenced property, as they indicated they were living rent free at the referenced property.	Rebuttal 1 (xx/xx/xxxx 6:28PM) Pending Rebuttal 2 (xx/xx/xxxx 2:12PM) Pending Rebuttal 3 (xx/xx/xxxx 1:01PM) Uploaded property profile	Response 1 (xx/xx/xxxx 4:34PM) Documentation received is sufficient. (Resolved)		2	1	1	1
	300872724	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports the appraised value.				1	1	1	1
	300872723	1 of 3						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the change occurred on , and consumer was not provided the disclosure within 3 days of the change, , the increase to the following fee was not accepted as valid: Verification Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $21.95 is required.

Rebuttal 1 (xx/xx/xxxx 10:13AM)
 Please review the uploaded "Change of Circumstance affecting Loan Estimate." The Loan Estimate, dated , shows the addition of a Verification Fee ($22) that was not present in the previous Loan Estimate, dated . According to the attached "LE Change of Circumstance," dated , the reason for the change was a "Borrower requested change" to "Finalize the Title Fees." The Loan Estimate, dated , shows the finalized title fees under Section C "Service you can shop for." The Corresponding Written Service Provider List shows that the Borrower was provided with a list of title service providers to chose from. The Finalized Title Fees are shown on the Loan Estimate, dated 04/09/18, and the addition of the $22 "Verification Fee" was made in order to finalized these title fees. The Change in Circumstance, dated , shows that this change is required to be disclosed to the Borrower by  and the change was disclosed to the Borrower on the Loan Estimate dated .

Rebuttal 2 (xx/xx/xxxx 10:51AM)
  - 2nd rebuttal: Please review the uploaded "PCCD Cure Package," for the subject loan. The letter of explanation states that the Borrower is being refunded $21.95 for an overcharge of the verification fee in Section B of the closing disclosure (CD). The tolerance cure is shown in the adjustments section of the enclosed CD and the refund check and proof of delivery validate it.
													Response 1 (xx/xx/xxxx 10:53AM) The documentation/information provided is not sufficient to cure the finding. The verification fee was charged by uConfirm (invoice provided) on and it was for Employment and Income verification. The COC for changes on xx/xx/xxxx are for the Title fees only. A cost to cure in the amount of $21.95 is required. (Upheld) Response 2 (xx/xx/xxxx 6:14PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872723	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872723	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 1.3 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872722	1 of 7						Compliance	TRID - CD Non-Borrower with Right to Rescind		This loan failed the initial Closing Disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer 3 business days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 2:51PM) Uploaded E-Consent	Response 1 (xx/xx/xxxx 6:24PM) Resolved		3	1	3	1
	300872722	2 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:49PM) Pending Rebuttal 2 (xx/xx/xxxx 4:49PM) Pending Rebuttal 3 (xx/xx/xxxx 5:07PM) Pending Rebuttal 4 (xx/xx/xxxx 3:46PM) Uploaded CDA Release Letter	Response 1 (xx/xx/xxxx 8:08PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872722	3 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participant was checked across OFAC, Exclusionary, LDP, and lists: (credit bureau). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:49PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 4:49PM) .	Response 1 (xx/xx/xxxx 12:31PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872722	4 of 7						Credit	Lien Position		The loan file contains a HELOC/Termination Letter in which the borrower is required to sign and mark the box requesting the HELOC to be closed. The form is signed; however, no box has been marked as to the borrower's wishes to either keep the HELOC open or close the HELOC. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:49PM) Uploaded Heloc closure letter and payoff affidavit Rebuttal 2 (xx/xx/xxxx 4:48PM) .	Response 1 (xx/xx/xxxx 12:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872722	5 of 7						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:48PM) Uploaded signed 1008 Rebuttal 2 (xx/xx/xxxx 4:48PM) .	Response 1 (xx/xx/xxxx 12:29PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872722	6 of 7						Credit	Tax Returns Obtained		Personal and business tax returns provided for xxxx and xxxx are not signed or dated by the borrower. Please provide xxxx and xxxx personal and business tax returns signed and dated by the borrower on or before consummation.	Rebuttal 1 (xx/xx/xxxx 2:48PM) Pending Rebuttal 2 (xx/xx/xxxx 4:48PM) Pending Rebuttal 3 (xx/xx/xxxx 5:06PM) Uploaded s&d tax returns	Response 1 (xx/xx/xxxx 12:27PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872722	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872721	1 of 5						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close under Calculating Cash to Close on page 3 of the CD issued on does not match the Cash to Close under Cost at Closing on page 1 of the LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation	Rebuttal 1 (xx/xx/xxxx 1:11PM) Uploaded PCCD Rebuttal 2 (xx/xx/xxxx 7:04PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 12:23PM) The provided documentation is insufficient to cure the finding. Although revised PCCD issued is sufficient to resolve the violation, LOE and proof of delivery to consumer are missing. (Upheld) Response 2 (xx/xx/xxxx 5:24PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872721	2 of 5						Credit	Assets		The bank statement reflects a large deposit made for . The file contains a form indicating two Notes Payable and a total at the bottom matching the large deposit; however; the form is vague and the deposit paper trail was not provided. Please provide a detailed deposit source with satisfactory paper trail for the large deposit.	Rebuttal 1 (xx/xx/xxxx 1:09PM) Pending Rebuttal 2 (xx/xx/xxxx 6:18PM) Uploaded Client Rebuttal Rebuttal 3 (xx/xx/xxxx 5:36PM) Uploaded Client LOE and note
Response 1 (xx/xx/xxxx 4:06PM)
Explanation letter received. According to the letter, the referenced deposit was the payoff of 2 notes, 1 note owed by  in the amount of  and 1 note owed byin the amount of . The loan file contains a Share Agreement between the borrowers and , which was the apparent origination of note . The actual note could not be located. As for , neither the share agreement, if any, nor the actual note could be located. Please provide the original Note between the borrowers and , the Original Note between the borrowers and , the share agreement between the borrowers and , if any, and fully executed evidence from the borrowers to  and  that the referenced Notes are paid in full. (Upheld)

Response 2 (xx/xx/xxxx 5:49PM)
 Documentation received is sufficient. (Resolved)
															2	1	3	1
	300872721	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (processor), (credit bureau), (notary), (settlement agent). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:09PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:15PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872721	4 of 5						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:09PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 1:13PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872721	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872720	1 of 3						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:06PM) 06/05/18: Please review the uploaded "PCCD Cure Package," for the subject loan. The Loan Estimate Column in the attached closing disclosure matches the calculating cash to close table in the Final Loan Estimate.	Response 1 (xx/xx/xxxx 5:48PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872720	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872720	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. CU Score 2.6.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872719	1 of 6						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a signed/certified ALTA statement dated . The statement does not match the revised CD issued on x, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed xxx at consummation (after providing funds to close in the amount of $xxx however, per the ALTA statement, the consumer received $xxx.
												Rebuttal 1 (xx/xx/xxxx 10:46AM) : Agree. Please review uploaded PCCD Cure Package.	Response 1 (xx/xx/xxxx 4:43PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872719	2 of 6						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD issued on does not reflect information related to reason for waiver of Escrow Account otherwise held by the servicer. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 10:46AM) Agree. Please review uploaded PCCD Cure Package.	Response 1 (xx/xx/xxxx 4:44PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872719	3 of 6						Compliance	TRID CD- premiums Optional		The Home Warranty Fee on the CD issued on is not followed by the word "Optional". Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 10:46AM) Agree. Please review uploaded PCCD Cure Package.	Response 1 (xx/xx/xxxx 4:44PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872719	4 of 6						Credit	Contract		The file is missing the contract addendum that reflects a Sales Price of .	Rebuttal 1 (xx/xx/xxxx 2:49PM) Please review the uploaded "Addendum to Purchase Contract," showing the purchase price as	Response 1 (xx/xx/xxxx 5:48PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872719	5 of 6						Valuation	Property requires cosmetic or minor repairs that do not effect value or habitability		Appraisal reflected the water heater was only single strapped. Subject is located in and the state requires the water heater to be double strapped.	Rebuttal 1 (xx/xx/xxxx 1:28PM) Please review the uploaded "Evidence of Double Strapped Water Heater." The attached correspondence from the lender (On Q Financial) states that a photographic evidence of the Double Strapped Water Heater for the subject property has been provided. On page 21 of the attached documentation, the picture of the single strapped water heater is shown. On page 22, the e water heater in the picture on page 21, is now double strapped.	Response 1 (xx/xx/xxxx 11:34AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872719	6 of 6						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. CU Score 2.6.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872718	1 of 3						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Flood Certification fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $1.00 is required.
												Rebuttal 1 (xx/xx/xxxx 1:48PM) 6/6/xxxx: Please review uploaded cure package. Thank you.	Response 1 (xx/xx/xxxx 5:24PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872718	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872718	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU rating is 4.7.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872717	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The following fees had the incorrect payee: Tax Service (American Pacific Mtg ? DMI). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 3:37PM) Non-material (EV2). Investor accepts.		2	2	2	2
	300872717	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872717	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU finding score of 2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	2
	300872716	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872716	2 of 5						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. Per the Du findings report assets needed for closing were required to be verified in the amount of. The loan file did not contain any asset documentation. Bank statements for two months (dated prior to closing) are required to evidence sufficient available funds to meet the DU requirement.	Rebuttal 1 (xx/xx/xxxx 4:56PM) Please review the uploaded "Assets to Support Funds to Close and Reserves." DU Condition #18 requires in funds that are required to be verified. DU also qualified the loan with Total available assets in the amount of . The attached bank statements are from the Borrower's personal accountand from the Borrower's Business Checking account The bank statements were qualified with the following amounts: 1. Personal - Balance on 2. Business - Balance on Total available = Based on the above, the Borrower has sufficient assets and reserves to close the subject loan.	Response 1 (xx/xx/xxxx 6:21PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872716	3 of 5						Credit	Assets Misc		There are additional asset findings. The Borrower had an open (30 day)account with an outstanding balance of. Per the 1003 the debt is paid by the business. 12 months of canceled checks evidencing the business pays the debt are required. If debt is not paid by the business then documentation of two months bank statements evidencing sufficient funds of were available at time of closing to pay the account in full.	Rebuttal 1 (xx/xx/xxxx 4:56PM) Please review the uploaded "Evidence is being paid by Business." The attached Expanded Business Services account statements for the Borrower's company show that the business account has been paying the Borrower's account. 12 months of evidence.	Response 1 (xx/xx/xxxx 6:21PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872716	4 of 5						Credit	Income Docs		The income/employment is not documented properly according to guides. The DU findings required two years of personal and business tax returns to verify the Borrowers self-employment income. The loan file only contained the personal and business tax returns for the year xxxx. The complete xxxx 1400 and 1120S tax returns with all schedules are required.	Rebuttal 1 (xx/xx/xxxx 4:57PM) Please review the uploaded "Updated Desktop Underwriter." According to Condition #15; the Borrower's self-employment income may be supported by personal and business tax returns covering the most recent one-year period. Based on the "Updated Desktop Underwriter" two (2) years of personal and business tax returns are not required to qualify the loan.	Response 1 (xx/xx/xxxx 6:22PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872716	5 of 5						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. The value was not supported within 15% of the appraised value as of the effective date. The loan file did not contain a CDA or AVM tosupport the value of the subject property. The CU score is 3.6.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300872715	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872715	2 of 5						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:33PM) Uploaded CDA Release Form Rebuttal 2 (xx/xx/xxxx 4:56PM) .	Response 1 (xx/xx/xxxx 4:59PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872715	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer), (co- borrower’s employer), (processor),(title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:33PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 4:56PM) Uploaded Client Search Results	Response 1 (xx/xx/xxxx 5:01PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872715	4 of 5						Credit	Miscellaneous		The file contains six explanation letters from the borrower in which none are dated and only three are signed by the borrower. Please provide all six letters signed and dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 1:33PM) Pending Rebuttal 2 (xx/xx/xxxx 4:56PM) Uploaded 6 s&d LOEs	Response 1 (xx/xx/xxxx 5:05PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872715	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872714	1 of 3						Compliance	TRID CD- premiums Optional		The Title - Owners Title Insurance on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 1:44PM) Non-material (EV2). Investor accepts		2	2	2	2
	300872714	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872714	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. CU Score 3.0.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	2
	300872713	1 of 5						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 6:56PM) 5/31/xxxx: Seller provided the Toolkit. Please review uploaded doc.	Response 1 (xx/xx/xxxx 11:35AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	2
	300872713	2 of 5						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement dated . The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $xxx at consummation; however, per the ALTA statement, the consumer owed $xxx. The fees appear to be in the following sections: E. Taxes and Other Government Fees, F. Prepaids, Proration/Adjustments. The fees in section E are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 6:56PM) 5/31/xxxx: Seller provided the FInal Settlement Statement. Please review uploaded doc.	Response 1 (xx/xx/xxxx 11:30AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
	300872713	3 of 5						Compliance	TRID CD ' Transaction Information/Seller Info		The CD issued on does not reflect the complete seller information. The seller's name and mailing address have not been provided. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 1:45PM) Non-material (EV2). Investor accepts.		2	2	3	2
	300872713	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300872713	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.3 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	2
	300872712	1 of 3						Compliance	TRID CD- premiums Optional		The Title -Owner's Title Insurance on the CD issued on 03/26/xxxx is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). No rebuttal response required. Investor accepts.		Response 1 (xx/xx/xxxx 11:59AM) Per , Grade 2 finding is being waived.		2	2	2	2
	300872712	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872712	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	2
	300872711	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872711	2 of 6						Credit	Application
The declaration I., page 3 of the loan application reflects the borrowers are co-makers/endorsers on a Note. The debts reflected on the loan application are the debts reflected on the origination credit report and did not contain a co-signed loan. Per the guidelines, if the loan is a car loan, student loan, mortgage loan, or any other obligation, the debt must be included in the DTI, unless documented proof of 12 months payments by the obligor have been made with no delinquencies. The loan file did not contain documentation in relation to this Note to determine if the debt must be included in the DTI. Please provide details of the co-signed loan by the borrowers including a 12 month history paid by the obligor with no delinquencies.
												Rebuttal 1 (xx/xx/xxxx 5:05PM) Pending Rebuttal 2 (xx/xx/xxxx 7:40PM) Pending Rebuttal 3 (xx/xx/xxxx 1:08PM) Uploaded Client's Rebuttal - the borrowers are joint mortgagors for their parents home which is shown in the 1003 as an investment property.	Response 1 (xx/xx/xxxx 4:48PM) Explanation received is sufficient. (Resolved)		2	1	4	1
	300872711	3 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:05PM) Pending Rebuttal 2 (xx/xx/xxxx 7:40PM) Pending Rebuttal 3 (xx/xx/xxxx 1:08PM) Pending Rebuttal 4 (xx/xx/xxxx 5:38PM) CDA release uploaded.	Response 1 (xx/xx/xxxx 1:04PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872711	4 of 6						Credit	Debts		The xxxx personal tax return reflects taxes owed of . Please provide documentation taxes were paid.	Rebuttal 1 (xx/xx/xxxx 5:05PM) Pending Rebuttal 2 (xx/xx/xxxx 7:40PM) Pending Rebuttal 3 (xx/xx/xxxx 1:08PM) Pending Rebuttal 4 (xx/xx/xxxx 5:38PM) Pending. Rebuttal 5 (xx/xx/xxxx 3:35PM) Uploaded evidence that xxxx tax owed for was paid on *** please note condition stated xxxx however we only have xxxx & xxxx taxes in file.	Response 1 (xx/xx/xxxx 8:04PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872711	5 of 6						Credit	LDP/EPL		Please provide searches for all Loan Participants across all OFAC, Exclusionary, and lists or provide a Lender Certification that all Loan Participants were searched across all lists. The loan file does contain LDP, and search done for the borrowers and the appraiser.	Rebuttal 1 (xx/xx/xxxx 5:05PM) Uploaded Exclusionary Search List Results Rebuttal 2 (xx/xx/xxxx 7:40PM) Uploaded Report	Response 1 (xx/xx/xxxx 5:19PM) Please provide searches across OFAC, Exclusionary, LDP, and lists for credit reporting agency , underwriter , borrower's employer , co-borrower's employer , and notary . (Upheld) Response 2 (xx/xx/xxxx 8:23PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872711	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872710	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872710	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872710	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports value.				1	1	1	1
	300872709	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872709	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872709	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed andcompleted by an appropriately licensed appraiser. The UCDP reflected a CUscore of 1 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872708	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872708	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872708	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 2.2 supports the appraised value. Meets guidelines.				1	1	1	1
	300872707	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	2
	300872707	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872707	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. File did not contain a UCDP Score, AVM, CDA or additional appraisal.		Response 1 (xx/xx/xxxx 3:40PM) Per , Grade to findings can be waived.		2	2	2	2
	300872706	1 of 8						Compliance	TRID - CD Non-Borrower with Right to Rescind		There is no evidence of an Initial CD provided to the NBS. Per regulation, CD(s) must be provided to all who have the right to rescind.	Rebuttal 1 (xx/xx/xxxx 1:29PM) 5/25/xxxx: Please review EConsent uploaded by the seller.	Response 1 (xx/xx/xxxx 1:50PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2
	300872706	2 of 8						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the Initial CD delivery date test for disclosure dated. Although evidence was provided showing the consumers received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided (CB1 & CB2). Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:29PM) 5/25/xxxx: Seller provided the Initial CD esigned by the coborrower.	Response 1 (xx/xx/xxxx 1:52PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2
	300872706	3 of 8						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date. Violation may be cured with an LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:29PM) pending	Response 1 (xx/xx/xxxx 1:47PM) Non-material (EV2). Investor accepts.		2	2	3	2
	300872706	4 of 8						Credit	Income Docs		The income/employment is not documented properly according to guides. Per the DU findings two years of W-2s were required. The loan file did not contain the xxxx W-2 for Borrower 2 from .	Rebuttal 1 (xx/xx/xxxx 7:23PM) 6/14/xxxx: xxxx W2s from previous and current employment for received. Uploaded to portal.	Response 1 (xx/xx/xxxx 10:49AM) Documentation received is sufficient. (Resolved)		2	1	3	2
	300872706	5 of 8						Credit	Income Docs		The income/employment is not documented properly according to guides. Per the DU findings two years of W-2s were required. The loan file did not contain the xxxx W-2 for Borrower 3 from .	Rebuttal 1 (xx/xx/xxxx 7:23PM) 6/14/xxxx: xxxx W2 from received. Uploaded to portal.	Response 1 (xx/xx/xxxx 10:50AM) Documentation received is sufficient. (Resolved)		2	1	3	2
	300872706	6 of 8						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. At closing the Borrowers paid off their existing first mortgage and an equity line with Bank of the West. The loanfile did not contain a signed close-out letter for the existing equity line toverify the account was also being closed/satisfied.	Rebuttal 1 (xx/xx/xxxx 7:22PM) 6/4/xxxx: Final Title provided instead of the Close Out letter. Uploaded to portal.	Response 1 (xx/xx/xxxx 10:46AM) Documentation received is sufficient. (Resolved)		3	1	3	2
	300872706	7 of 8						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The title commitment for the subject property shows an additional lien, an equity line with . There was no documentation in the file to evidence this lien has been released/satisfied.	Rebuttal 1 (xx/xx/xxxx 7:22PM) 6/4/xxxx: Copy of Deed of Reconveyance for item 7 HELOC) reflected on title. Uploaded to portal.	Response 1 (xx/xx/xxxx 10:46AM) Documentation received is sufficient. (Resolved)		3	1	3	2
	300872706	8 of 8						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. The value was not supported within 15% of the appraised value as of the effective date. The loan file did not contain a CDA or AVM to support the value of thesubject property. The CU score for the subject was above the Investors maximum.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	2
	300872705	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872705	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872705	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 3, which does not support the appraised value.				1	1	1	1
	300872704	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872704	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872704	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.3, which supports the appraised value. Meets guidelines.				1	1	1	1
	300872703	1 of 3						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on .	Rebuttal 1 (xx/xx/xxxx 4:48PM) 07/19/18: Please review the uploaded "PCCD Cure Package" The attached Post Consummation Closing Disclosure shows the Loan Estimate Column in the Calculating Cash to Close Table matching the Calculating Cash to Close Table on the Final Loan Estimate dated .	Response 1 (xx/xx/xxxx 11:09AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872703	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872703	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a 2.4 rating that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872702	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872702	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872702	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports appraised value. Meets Guidelines.				1	1	1	1
	300872701	1 of 3						Compliance	QM FAIL		This loan's points and fees exceed the qualified mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR §1026.43(e)(3)). The loan amount is or more, and the transaction's total points and fees is , which exceeds 3 percent of the total loan amount of . The following fees were included in the testing: Loan Origination $1,095.00, Mortgage Broker (indirect) and Discount Points . If Discount Points are Bona-Fide and excludable, please provide undiscounted rate.	Rebuttal 1 (xx/xx/xxxx 6:34PM) 7/19/xxxx: Please review uploaded rate sheet.	Response 1 (xx/xx/xxxx 9:54AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872701	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872701	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872700	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872700	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872700	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 1.2 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872699	1 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains an ALTA statement dated xx/xx/xxxx. The statement does not match the revised CD issued on xx/xx/xxxx, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $xxx at consummation; however, per the ALTA statement, the consumer received $xxx. The fees appear to be in the following sections: B, C, and H. The fees in section B & C are subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 6:32PM) 05/31/18: See attached Cure Package	Response 1 (xx/xx/xxxx 11:44PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872699	2 of 4						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fee on the LE issued on xx/xx/xxxx was not accepted: Flood Certification. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $1.00 is required.
												Rebuttal 1 (xx/xx/xxxx 6:32PM) 05/31/18: See attached Cure Package	Response 1 (xx/xx/xxxx 11:43PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872699	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872699	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.1.				1	1	3	1
	300872698	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872698	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872698	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. A CDA was performed which supported the value of the subject property.				1	1	1	1
	300872697	1 of 4						Compliance	TRID - Finance Charge Fail		This loan failed the TILA finance charge test. A corrected Closing Disclosure was required. This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx	Rebuttal 1 (xx/xx/xxxx 1:38PM) 7/16/xxxx: Disagree - the Title - Extra Work Fee was not disclosed on the CD dated ; however, the fee was still included in the finance charges calculations for the post-consummation CD. Please review.	Response 1 (xx/xx/xxxx 11:43AM) The finding was made in error. (Resolved)		3	1	3	1
	300872697	2 of 4						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the Initial CD delivery date test for disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 1:38PM) requested Rebuttal 2 (xx/xx/xxxx 12:32PM) 7/17/xxxx: received E Consent; please review uploaded doc.	Response 1 (xx/xx/xxxx 11:44AM) Client researching. No documentation provided. Response 2 (xx/xx/xxxx 3:17PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872697	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872697	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872696	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872696	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872696	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.5 which did not support the appraised value; however, the post-closing CDA supported the origination appraisal value. Meets Guidelines.				1	1	1	1
	300872695	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872695	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872695	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872694	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872694	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872694	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2, which supports the appraised value. Meets guidelines.				1	1	1	1
	300872693	1 of 3						Compliance	TRID CD ' Incorrect Section		The Title Doc Prep, Title Electronic Doc, Title Escrow and Wire Transfer fees were included in Section B of the CD issued on . The fees should have been entered under Section C. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 (xx/xx/xxxx 1:58PM) Non-material (EV2). Investor accepts.		2	2	2	2
	300872693	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872693	3 of 3						Valuation	Value not supported within 15% of original appraisal amount		The value was not supported within 15% of the appraised value as of the effective date. The CU Risk Score of 2.7 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 (xx/xx/xxxx 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	2
	300872692	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872692	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872692	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872691	1 of 11						Compliance	TRID CD ' Loan Disclosures/Escrow Account
The CD issued on  does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The option for 'consumer declined escrow/lender does not offer escrow' has not been selected and the estimated property costs has not been disclosed in the correct section. In addition, the option has been selected that the consumer will have an escrow account; however, the consumer does not have an escrow account. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.
												Rebuttal 1 (xx/xx/xxxx 1:36PM) Uploaded PCCD, letter and proof of delivery Rebuttal 2 (xx/xx/xxxx 4:39PM) Pending Rebuttal 3 (xx/xx/xxxx 2:15PM) Uploaded PCCD and letter dtd 061218 Rebuttal 4 (xx/xx/xxxx 4:21PM) Uploaded PCCD, letter and proof of delivery to due diligence for review.
Response 1 (xx/xx/xxxx 10:44AM)
The provided documentation is insufficient to cure the finding. Although the PCCD issued  is sufficient to resolve the initial finding related to missing information for Escrow Account (page 4), the section for Estimated Taxes, Insurance & Assessments is now incomplete regarding Property Taxes and Homeowner's Insurance (page 1). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation. (Upheld)

Response 2 (xx/xx/xxxx 5:15PM)
Client researching

Response 3 (xx/xx/xxxx 1:42PM)
The documentation provided is not sufficient to cure the finding. The information under Projected Payments (page 1)was deleted. In addition, the reason why the loan has no escrows (page 4) is not checked. Furthermore, the amount of non-escrows needs to be added to the table. To cure defect, the following documents are required: LOE to consumer, PCCD, proof of delivery. (Upheld)

Response 4 (xx/xx/xxxx 12:20PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872691	2 of 11						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close under Calculating Cash to Close on page 3 of the CD does not match the Cash to Close under Cost at Closing on page 1 of the LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:36PM) Pending Rebuttal 2 (xx/xx/xxxx 4:39PM) Uploaded LE	Response 1 (xx/xx/xxxx 10:36AM) Client researching Response 2 (xx/xx/xxxx 5:14PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872691	3 of 11						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 10:33AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872691	4 of 11						Credit	Assets		The borrower was 100% owner of his Schedule C Business and business funds were used to meet reserve requirements; however, a CPA letter reflecting usage of business funds would not interfere with daily business operations was not provided. Without the business funds the borrower would be short of required reserves. Please provide the referenced CPA Letter dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 2:14PM) Pending Rebuttal 3 (xx/xx/xxxx 6:05PM) Pending Rebuttal 4 (xx/xx/xxxx 4:19PM) Uploaded CPA letter	Response 1 (xx/xx/xxxx 3:30PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872691	5 of 11						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (underwriter), (appraiser), (appraisal company), (credit bureau), (settlement agent), (settlement company), (title insurance company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:21PM) Uploaded report	Response 1 (xx/xx/xxxx 5:37PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872691	6 of 11						Credit	Lien Position		The loan file is missing a signed letter requesting closure and cancellation of the HELOC secured by subject property. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:22PM) pending Rebuttal 3 (xx/xx/xxxx 2:14PM) Pending Rebuttal 4 (xx/xx/xxxx 6:05PM) Uploaded Heloc Closure letter and proof of payment	Response 1 (xx/xx/xxxx 1:01PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872691	7 of 11						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:21PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 5:38PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872691	8 of 11						Credit	Tax Return Extension		The initial Loan Application was dated ; therefore, the xxxx Tax Return would have either been filed or extended. Please provide the xxxx Tax Return extension or the xxxx Tax Return signed and dated on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:22PM) Uploaded xxxx 1040 Tax Return Extension	Response 1 (xx/xx/xxxx 5:41PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872691	9 of 11						Credit	Tax Returns Obtained		Income from xxxx and xxxx Schedule C for borrower was used for qualifying income; however, xxxx and xxxx tax returns were not provided. Please provide xxxx and xxxx tax returns signed and dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:21PM) Uploaded xxxx & xxxx Tax Returns	Response 1 (xx/xx/xxxx 5:51PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872691	10 of 11						Credit	VVOE required		Self-Employed borrowers require Third Party documentation of self-employment within 30 calendar days of the note date. Although a CPA cover letter for the borrower's compiled financial statements was provided, Third Party confirmation of active self-employment within 30 calendar days of the note date was missing from the loan file. Please provide Third Party confirmation of self-employment within 30 calendar days of the note date.	Rebuttal 1 (xx/xx/xxxx 6:35PM) Pending Rebuttal 2 (xx/xx/xxxx 1:22PM) Uploaded 3rd party validation; Rebuttal 3 (xx/xx/xxxx 2:14PM) Uploaded printout - Rebuttal 4 (xx/xx/xxxx 6:05PM) .	Response 1 (xx/xx/xxxx 5:47PM) search of was provided, which is borrower's employer. Please provide Third Party confirmation of , the borrower's Sole Proprietorship. (Upheld) Response 2 (xx/xx/xxxx 1:00PM) Third Party verification provided within 30 days of Note. (Resolved)		4	1	3	1
	300872691	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	#N/A	1 of 10						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised Loan Estimate disclosure delivery date test for the disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded E-Consent	Response 1 (xx/xx/xxxx 12:47PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872690	2 of 10						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised LE issued on  was disclosed within 3 business days of the change. Therefore, the increase to the Appraisal Fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $150.00 is required of which $12.50 was reimbursed; the remaining amount of $137.50 is still due.
												Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded client notification re appraisal and LE reissue worksheet Rebuttal 2 (xx/xx/xxxx 6:26PM) Uploaded PCCD-letter-proof of refund and delivery
Response 1 (xx/xx/xxxx 12:56PM)
The provided documentation is insufficient to cure the finding. The Change of Circumstance disclosure and addendum provided in rebuttal does not include an allowable explanation for the increased appraisal cost. Therefore, the increase to the Appraisal Fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $150.00 is required of which $12.50 was reimbursed; the remaining amount of $137.50 is still due. (Upheld)

Response 2 (xx/xx/xxxx 2:02PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872690	3 of 10						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on x does not reflect the correct Closing Date. The correct Closing Date is . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded PCCD-letter-proof of delivery	Response 1 (xx/xx/xxxx 12:49PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872690	4 of 10						Credit	Application		A letter from the borrower states the he is currently living rent free with his son and that the son is responsible for the rent payments. Please revise the final application, page 2, to reflect no current rental housing payment. In addition, please provide a rent free letter from the son and evidence the borrower is not on the lease.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Pending Rebuttal 2 (xx/xx/xxxx 2:20PM) Uploaded corrected 1003 Rebuttal 3 (xx/xx/xxxx 4:59PM) Uploaded letter from son and lease agreement	Response 1 (xx/xx/xxxx 7:50AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872690	5 of 10						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Pending Rebuttal 2 (xx/xx/xxxx 2:21PM) Uploaded CDA Release Form Rebuttal 3 (xx/xx/xxxx 5:00PM) .	Response 1 (xx/xx/xxxx 7:35AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872690	6 of 10						Credit	LDP/EPL		A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Pending Rebuttal 2 (xx/xx/xxxx 2:21PM) Uploaded Report Rebuttal 3 (xx/xx/xxxx 5:00PM) . Rebuttal 4 (xx/xx/xxxx 1:26PM) Uploaded Report	Response 1 (xx/xx/xxxx 7:42AM) Please provide OFAC, Exclusionary, LDP, and searches for Notary . (Upheld) Response 2 (xx/xx/xxxx 4:27PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872690	7 of 10						Credit	Miscellaneous		A loan transmittal summary/1008 signed by the originating underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Pending Rebuttal 2 (xx/xx/xxxx 2:20PM) Pending Rebuttal 3 (xx/xx/xxxx 4:59PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 7:36AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872690	8 of 10						Credit	Miscellaneous		The loan file is missing the and Fannie appraisal UCDP SSR. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Uploaded UCDPs	Response 1 (xx/xx/xxxx 3:13PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872690	9 of 10						Credit	Miscellaneous		The subject transaction is a rate and term refinance paying off a construction loan with which was opened per the title commitment. The Closing Disclosure reflects a pay off amount of . The loan was not reflected on the origination credit report. No further documentation was provided to confirm the loan was current and the loan file did not contain a pay off letter. Please provide documentation that the loan was paid on time through and evidence that the payoff figure was accurate.	Rebuttal 1 (xx/xx/xxxx 4:19PM) Pending Rebuttal 2 (xx/xx/xxxx 2:21PM) Uploaded payoff demand Rebuttal 3 (xx/xx/xxxx 5:00PM) Uploaded VOM	Response 1 (xx/xx/xxxx 7:55AM) Payoff Letter received. VOM received is dated post-consummation; however, mortgage history reported from 4 through payoff at consummation. Documentation is acceptable. (Resolved)		3	1	3	1
	300872690	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports appraised value.				1	1	3	1
	300872689	1 of 10						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872689	2 of 10						Credit	Application		An initial application for subject loan is not reflected in the loan file. The file only contains an initial application from when the borrowers purchased subject property. Please provide initial executed application for the subject transaction.	Rebuttal 1 (xx/xx/xxxx 7:06PM) Uploaded LOE re initial app	Response 1 (xx/xx/xxxx 2:14PM) Explanation received is sufficient. Date on memo is not relevant, as initial application in file is the initial application for the subject transaction. (Resolved)		2	1	3	1
	300872689	3 of 10						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:05PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:11PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872689	4 of 10						Credit	Appraisal Misc		The subject property was purchased . The borrowers obtained a construction loan to have the property remodeled. The appraiser stated the second floor baths are in the process of being completed and all fixtures are on site. Appraisal was made as is instead of requiring completion of bathrooms. Please provide evidence and photographs that all bathrooms have been completed with an effective date on or before consummation.	Rebuttal 1 (xx/xx/xxxx 7:06PM) Pending Rebuttal 2 (xx/xx/xxxx 3:18PM) Pending Rebuttal 3 (xx/xx/xxxx 3:35PM) Pending Rebuttal 4 (xx/xx/xxxx 12:16PM) Uploaded 442 and appraisal report	Response 1 (xx/xx/xxxx 3:17PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872689	5 of 10						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (processor), (borrower’s employer), (credit bureau), (settlement company), (settlement agent), (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 7:05PM) Uploaded Exclusionary Search Results and Report.	Response 1 (xx/xx/xxxx 2:08PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872689	6 of 10						Credit	Lien Position		The title commitment reflects 6 judgments. Please provide Final Title Policy reflecting all judgments were removed.	Rebuttal 1 (xx/xx/xxxx 7:06PM) Uploaded Email from Title	Response 1 (xx/xx/xxxx 2:16PM) Documentation received is sufficient. Date on memo is not relevant. Final title policy is not produced until after closing. (Resolved)		3	1	3	1
	300872689	7 of 10						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:05PM) Pending Rebuttal 2 (xx/xx/xxxx 3:18PM) Uploaded e-signed 1008 Rebuttal 3 (xx/xx/xxxx 3:35PM) Please review uploaded e-signed 1008 on Rebuttal 4 (xx/xx/xxxx 12:15PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 4:04PM) Documentation is not sufficient. Signature is dated after consummation. (Upheld) Response 2 (xx/xx/xxxx 12:40PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872689	8 of 10						Credit	Miscellaneous		Explanation letter regarding HOA dues on beach property is not signed or dated. Please provide explanation letter signed and dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 7:06PM) Uploaded HOA and supporting docs	Response 1 (xx/xx/xxxx 2:20PM) Documentation received is sufficient. (Resolved) Response 2 (xx/xx/xxxx 2:48PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872689	9 of 10						Credit	Tax Returns Obtained		The xxxx and xxxx tax returns are not signed or dated by the borrowers. Please provide the e signed and dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 7:06PM) Uploaded tax returns	Response 1 (xx/xx/xxxx 2:13PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872689	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872688	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. No evidence of The Tool Kit in the file.	Rebuttal 1 (xx/xx/xxxx 2:15PM) xx/xx/xxxx: The Tool Kit is not needed for Refinance transactions per Reg Z. Regulation Z; Section 1026.19 (g): The creditor or mortgage broker need not provide the booklet to the consumer for a consumer credit transaction secured by real property, the purpose of which is not the purchase of a one-to-four family residential property, including, but not limited to, the following: Refinancing transactions; Closed-end loans secured by a subordinate lien; and Reverse mortgages.	Response 1 (xx/xx/xxxx 2:32PM) The finding was made in error. (Resolved)		4	1	4	1
	300872688	2 of 3						Credit	VVOE required		The loan file reflected the borrower as a self employed and the coborrower as an owner and self employed chiropractor of a business named . The xxxx 1040s reflect both borrowers filing schedule C income and the loan file contained a VVOE for each borrower stating a third party search was done to confirm the self employed businesses of both borrower's, however, there was no supporting documentation in file verifying the businesses.	Rebuttal 1 (xx/xx/xxxx 2:32PM) xx/xx/xxxx Please review uploaded: "SE Verification:	Response 1 (xx/xx/xxxx 1:44PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872688	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.3 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872687	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872687	2 of 4						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. File is required to have loan safe report, and release form in file. Both documents are missing.	Rebuttal 1 (xx/xx/xxxx 11:42AM) Please review the uploaded "3rd Party Fraud Report," for the subject loan. The attached () provides the e results as the report. In regards to the release form, Third party valuation tool missing from file, due diligence firm will order. Rebuttal 2 (xx/xx/xxxx 4:29PM) : Please review the uploaded "3rd Party Fraud Report," for the subject loan. The attached Report () provides the e results as the report. In regards to the release form, Third party valuation tool missing from file, due diligence firm will order.	Response 1 (xx/xx/xxxx 2:00PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872687	3 of 4						Credit	REO PITI		The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented? Property was recently purchased and not able to properly verify PITI. Only have credit supplement in file showing monthly payment and lien amount.	Rebuttal 1 (xx/xx/xxxx 11:42AM) Requested from the Lender. Pending document upload Rebuttal 2 (xx/xx/xxxx 4:29PM) Please review the uploaded "Closing Disclosure for ." The attached Closing Disclosure verifies the PITIA payment for the property located at	Response 1 (xx/xx/xxxx 2:00PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872687	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed andcompleted by an appropriately licensed appraiser. The UCDP reflected a CUscore of 2.5 which does not support the appraised value.				1	1	3	1
	300872686	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872686	2 of 8						Credit	Application		The final application reflects a Payment ofper month with a balance of . The updated credit report reflects a payment of per month with a balance of . Please revise final application to reflect XXX update.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded corrected pg2 of the 1003	Response 1 (xx/xx/xxxx 7:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872686	3 of 8						Credit	Appraisal Misc		The UCDP Submission Summary in the loan file did not reflect the subject property address. The UCDP Submission Summary was missing from the loan file. Please provide both UCDP and UCDP Submission Summary Reports reflecting the subject property address.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded UCDPs Rebuttal 2 (xx/xx/xxxx 7:10PM) .	Response 1 (xx/xx/xxxx 2:51PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872686	4 of 8						Credit	Appraisal Misc		The subject property has 2.5 bathrooms above grade and 1 bathroom below grade. The appraisal did not have a photograph of the half bath. Please provide a revision to include a photograph of the half bath.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded updated appraisal report Rebuttal 2 (xx/xx/xxxx 7:10PM) .	Response 1 (xx/xx/xxxx 2:55PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872686	5 of 8						Credit	Debts		The file does not contain evidence xxxx and xxxx taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded Record of Account Transcripts for xxxx & xxxx 1040 Rebuttal 2 (xx/xx/xxxx 7:10PM) .	Response 1 (xx/xx/xxxx 2:49PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872686	6 of 8						Credit	Income Docs		The lease agreement for property located at expired and does not contain a rollover provision. Please provide a current lease agreement.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded Lease Agreements Rebuttal 2 (xx/xx/xxxx 7:10PM) . Rebuttal 3 (xx/xx/xxxx 5:07PM) . Rebuttal 4 (xx/xx/xxxx 6:12PM) Uploaded 2 month receipt of rent for . Per UW, client has been renting 3property on a month to month term. She also mentioned that borrower does not have any written provision re: the monthly rent.	Response 1 (xx/xx/xxxx 8:37PM) The lease provided in rebuttal for 3was not expired at origination. Please provide the most current lease for , which was expired at loan origination. (Upheld) Response 2 (xx/xx/xxxx 7:36AM) Evidence of rent still received for . Copies of deposited rent checks for xxxx and xxxx provided. (Resolved)		2	1	3	1
	300872686	7 of 8						Credit	LDP/EPL		Although LDP and list searches were provided, the file does not contain a Fraud Tool verifying searches have been completed for all Loan Participants across OFAC and Exclusionary lists. Please provide the e or a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 3:30PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 7:10PM) . Rebuttal 3 (xx/xx/xxxx 5:07PM) Uploaded updated Report	Response 1 (xx/xx/xxxx 3:16PM) Searches were not conducted for Underwriter , Appraiser , Title Company , and Settlement Agent . Please provide searches for the aforementioned Loan Participants across all lists or provide a Lender Certification that all participants have been searched across all lists. Response 2 (xx/xx/xxxx 1:09PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872686	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872685	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. the Tool kit was not in loan file.	Rebuttal 1 (xx/xx/xxxx 2:13PM) xx/xx/xxxx: Uploaded Disclosure Tracking Details which shows evidence Tool Kit was delivered to the borrower.	Response 1 (xx/xx/xxxx 7:58PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872685	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872685	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.2 which supports the appraised value. Meets guidelines.				1	1	4	1
	300872684	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872684	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872684	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU report, which reflects a score of 2, and supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872683	1 of 5						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:56PM) Uploaded PCCD Rebuttal 2 (xx/xx/xxxx 2:14PM) Client is rebutting need for letter since the provided change of circumstance form with PCCD. Uploaded disclosure tracking for PCCD.	Response 1 (xx/xx/xxxx 7:51PM) The provided documentation is insufficient to cure the finding. Although revised PCCD is sufficient to resolve error, LOE and proof of delivery have not been provided. (Upheld) Response 2 (xx/xx/xxxx 8:28AM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872683	2 of 5						Credit	Debts		Please provide evidence that the HELOC payments to and were made in a timely manner.	Rebuttal 1 (xx/xx/xxxx 5:54PM) Uploaded - 12 month transaction activity Rebuttal 2 (xx/xx/xxxx 5:17PM) Pending Rebuttal 3 (xx/xx/xxxx 3:59PM) Uploaded credit supple Rebuttal 4 (xx/xx/xxxx 6:24PM) Please disregard credit supplement... Borrower provided credit refresh dated prior to consummation.	Response 1 (xx/xx/xxxx 4:42PM) Payment history for HELOC received. Please provide evidence that the HELOC payment to was made in a timely manner. Response 2 (xx/xx/xxxx 1:37PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872683	3 of 5						Credit	LDP/EPL		LDP and exclusionary lists were searched. Please provide searches for all Loan Participants across OFAC and Exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:54PM) Uploaded search results Rebuttal 2 (xx/xx/xxxx 5:17PM) Uploaded Report	Response 1 (xx/xx/xxxx 4:33PM) The following Loan Participants were not searched across all lists: Notary - , Primary Borrower's Employer - , and Co-Borrower's Employer - . Please provide searches across all lists or Lender Certification of the e. (Upheld) Response 2 (xx/xx/xxxx 11:03AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872683	4 of 5						Credit	Program Parameters		The subject transaction paid off a first lien and 2 HELOC liens attached to the property. Neither HELOC was purchase money. Both HELOC liens were seasoned; however, there was no documentation in the file to evidence no draws in the prior 12 month period. If advances were taken against both HLOC accounts in the last 12 months, total cash back to the borrower would have exceeded and the loan would be ineligible. Please provide documentation present on or before consummation to evidence no draws against the HELOC accounts from .	Rebuttal 1 (xx/xx/xxxx 5:54PM) Uploaded Heloc - 12 month transaction history	Response 1 (xx/xx/xxxx 4:39PM) Evidence of no draws in the last 12 months on the large balance HELOC #9733 is sufficient. If the small balance had draws, the HELOC draws plus cash to borrower at closing could not exceed the maximum. (Resolved)		3	1	3	1
	300872683	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872682	1 of 5						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement dated . The statement does not match the revised CD issued on , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $xxx at consummation; however, per the ALTA statement, the consumer owed $xxx. The fees appear to be in the following section(s): Relocation Credit. The fees is not subject to tolerance. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.
												Rebuttal 1 (xx/xx/xxxx 1:40PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 5:56PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872682	2 of 5						Compliance	TRID CD ' Loan Disclosures/Demand Feature		The CD issued on does not reflect whether the legal obligation contains a Demand Feature that can require early Payment of the loan. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:40PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 5:54PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872682	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer), (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:39PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 8:44PM) uploaded Report and re-uploaded Fraud Report	Response 1 (xx/xx/xxxx 11:39AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872682	4 of 5						Credit	Miscellaneous		The 1008 in file is not signed by the underwriter. Please provide signed 1008.	Rebuttal 1 (xx/xx/xxxx 1:39PM) Uploaded signed 1008 Rebuttal 2 (xx/xx/xxxx 8:44PM) re-uploaded signed 1008	Response 1 (xx/xx/xxxx 11:37AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872682	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872681	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872681	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872681	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872680	1 of 3						Compliance	TRID - Finance Charge Fail		This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $100. The following fees were applied towards APR: Prepaid Interest $xxx, Processing Fee $995.00, Title- CPL $25.00, Title- Settlement Fee $xxx.	Rebuttal 1 (xx/xx/xxxx 11:32AM) xx/xx/xxxx Please review uploaded: "Fee_Analsis_FC_Test" showing that the disclosed finance charge of 420,480.63 has not been under-disclosed. Rebuttal 2 (xx/xx/xxxx 1:36PM) xx/xx/xxxx Please review uploaded: "Fee_Analsis_FC_Test" showing that the disclosed finance charge of 420,480.63 has not been under-disclosed.	Response 1 (xx/xx/xxxx 1:22PM) The finding was made in error. (Resolved) Response 2 (xx/xx/xxxx 1:23PM) The finding was made in error. (Resolved)		3	1	3	1
	300872680	2 of 3						Credit	Assets Misc		The loan application and Desktop Underwriter both reflect funds for closing coming from the sale of the departing home. Desktop Underwriter condition number 13 requires all net equity to be verified with a copy of the Settlement Statement. The loan file is missing the executed copy of the Settlement Statement.	Rebuttal 1 (xx/xx/xxxx 11:32AM) Please review the uploaded "Closing Disclosure showing proceeds to the Borrower." The attached closing disclosure for the sale of the Borrower's previous residence located at shows that the Borrower received in proceeds from the sale. This amount () was transferred to the settlement agent () to close the purchase of the subject property located at .	Response 1 (xx/xx/xxxx 1:14PM) Documentation provided is sufficient. (Resolved)		3	1	3	1
	300872680	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.1 meets the guideline.				1	1	3	1
	300872679	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872679	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872679	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports value.				1	1	1	1
	300872678	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing the Home Loan Tool Kit.
Rebuttal 1 (xx/xx/xxxx 5:26PM)
 According to section 1026.19(g)(iii) of Regulation Z; The creditor or mortgage broker need not provide the booklet to the consumer for a consumer credit transaction secured by real property, the purpose of which is not the purchase of a one-to-four family residential property, including, but not limited to, the following: (A) Refinancing transactions; (B) Closed-end loans secured by a subordinate lien; and (C) Reverse mortgages. As the subject transaction is a cash-out refinance of the Borrower's primary residence , the Lender is not required to provide the Borrower with a Home Loan Toolkit within 3 days of the date of the initial loan application.
													Response 1 (xx/xx/xxxx 9:03AM) The finding was made in error. (Resolved)		4	1	4	1
	300872678	2 of 4						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 5:26PM) Pending delivery of Post Consummation Closing Disclosure from the Lender. Rebuttal 2 (xx/xx/xxxx 12:54PM) Please review the uploaded "PCCD Cure Package," showing the correct closing date for the subject loan.	Response 1 (xx/xx/xxxx 9:12AM) Client researching. (Upheld) Response 2 (xx/xx/xxxx 1:06PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872678	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872678	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a CDA, which supported the appraised value. Meets Guides.				1	1	4	1
	300872677	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872677	2 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 9:47AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872677	3 of 6						Credit	Debts		HELOC payoff statement in file was VOID as of. The subject disbursed on . Please provide evidence that HELOC payoff was accepted by XXX.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 4:46PM) pending Rebuttal 3 (xx/xx/xxxx 5:04PM) Uploaded Heloc Closure Letter	Response 1 (xx/xx/xxxx 6:24PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872677	4 of 6						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists:(credit bureau), (appraisal company), (borrower’s employer), (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 4:46PM) Uploaded Report	Response 1 (xx/xx/xxxx 9:42AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872677	5 of 6						Credit	Miscellaneous		The 1008 was not signed by the Underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 1:26PM) pending Rebuttal 2 (xx/xx/xxxx 4:46PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 9:41AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872677	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872676	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872676	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872676	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872675	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872675	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872675	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	2	1
	300872674	1 of 6						Compliance	Missing HOC Disclosure		Although evidence of receipt of the website links were present in the loan file, the file contains no evidence of the Homeownership Counseling Disclosure List provided to the consumer within 3 business days of the application date, . Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 5:36PM) Uploaded HCD	Response 1 (xx/xx/xxxx 7:49PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872674	2 of 6						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close under Calculating Cash to Close on page 3 of the CD does not match the Cash to Close under Cost at Closing on page 1 of the LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 5:36PM) Uploaded LE and CIC History	Response 1 (xx/xx/xxxx 7:50PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872674	3 of 6						Credit	Debts		The loan closed . The mortgages with and reflected documented payments through x. Please provide evidence dated on or prior to consummation that payments were made on time for both mortgages.	Rebuttal 1 (xx/xx/xxxx 5:33PM) Uploaded payoff demand and mtg stmt	Response 1 (xx/xx/xxxx 1:51PM) payment evidence for received. Please provide payment evidence for . (Upheld) Response 2 (xx/xx/xxxx 12:27PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872674	4 of 6						Credit	LDP/EPL		A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:33PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 7:28PM) Uploaded Report and proof of payment	Response 1 (xx/xx/xxxx 4:41PM) Please provide OFAC, Exclusionary, LDP, and searches for Notary or provide a Lender Certification that all Participants have been checked across all lists. (Upheld) Response 2 (xx/xx/xxxx 12:24PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872674	5 of 6						Credit	Miscellaneous		A written payoff for the mortgage refinanced by the subject transaction was missing from the loan file. Please provide a copy of the written payoff for .	Rebuttal 1 (xx/xx/xxxx 5:33PM) Uploaded payoff demand	Response 1 (xx/xx/xxxx 4:32PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872674	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872673	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872673	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. Loansafe report missing from file and is required. release form is also missing from file and is required.	Rebuttal 1 (xx/xx/xxxx 1:20PM) Please review the uploaded "3rd Party Fraud Report," for the subject loan. The attached () provides the e results as the report. In regards to the release form, Third party valuation tool missing from file, due diligence firm will order.	Response 1 (xx/xx/xxxx 1:55PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872673	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed andcompleted by an appropriately licensed appraiser. The UCDP reflected a CUscore of 2.5 which does not support the appraised value.				1	1	3	1
	300872672	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872672	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872672	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports value. Meets Guides.				1	1	1	1
	300872671	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872671	2 of 5						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:18PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 5:22PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872671	3 of 5						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) originator - (2) credit bureau - (3) borrower employer - (4) co-borrower employer - , and (5) closing notary -	Rebuttal 1 (xx/xx/xxxx 5:18PM) Pending Rebuttal 2 (xx/xx/xxxx 12:59PM) Uploaded Client's Cert and Report	Response 1 (xx/xx/xxxx 4:55PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872671	4 of 5						Credit	VVOE required		A VVOE is required within 10 business days of the Note date ; however, a VVOE was not provided for either the borrower or co-borrower. Please provide a VVOE for both borrowers within 10 business days of the note date.	Rebuttal 1 (xx/xx/xxxx 5:18PM) Pending Rebuttal 2 (xx/xx/xxxx 12:59PM) Uploaded VVOE	Response 1 (xx/xx/xxxx 4:53PM) Both verbal verifications are within 10 business days of the Note date. (Resolved)		2	1	4	1
	300872671	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	4	1
	300872670	1 of 6						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a signed ALTA statement dated . The statement does not match the revised CD issued on  and a post consummation CD was not provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $xxx at consummation; however, per the ALTA statement, the consumer owed $xxx. The fees appear to be in Section K. The fees are not subject to tolerance.
												Rebuttal 1 (xx/xx/xxxx 6:53PM) Uploaded PCCD and Alta Settlement Stmt	Response 1 (xx/xx/xxxx 5:40PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872670	2 of 6						Compliance	TRID- Seller CD- inaccurate seller credit		The seller credits on the Seller's CD provided in the loan file do not match the seller credits on the consumer's CD. The Seller's CD reflects a credit of $2,000; however, the Borrower's CD does not reflect the credit on page 2 or page 3 of the disclosure. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller's transaction. (' 1026.19(f)(4)(i)).	Rebuttal 1 (xx/xx/xxxx 6:53PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 5:39PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872670	3 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:49PM) Pending Rebuttal 2 (xx/xx/xxxx 6:44PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:12PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872670	4 of 6						Credit	Income Docs		For self-employed borrowers, a Balance Sheet is required through the period ending the most recent quarter that ended one month prior to the application date. The initial application date was . A YTD balance sheet through for the borrower's 1120S Corporation is missing from the loan file. Please provide a YTD balance sheet through If signed, it must also be dated on or prior to consummation.	Rebuttal 1 (xx/xx/xxxx 6:49PM) Pending Rebuttal 2 (xx/xx/xxxx 6:44PM) Pending Rebuttal 3 (xx/xx/xxxx 4:51PM) Uploaded Balance Sheet	Response 1 (xx/xx/xxxx 5:37PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872670	5 of 6						Credit	LDP/EPL		Please provide searches for the closing Notary across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:49PM) Uploaded Exclusionary List Search Result and Fraud Report	Response 1 (xx/xx/xxxx 4:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872670	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports appraised value.				1	1	3	1
	300872669	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872669	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872669	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872668	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872668	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872668	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872667	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872667	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872667	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 1.5, which supports the appraised value. Meets guidelines.				1	1	1	1
	300872666	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872666	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872666	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872665	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. The Home Toolkit Disclosure was missing, and a Combined Regulatory Disclosure was not found in the loan file.	Rebuttal 1 (xx/xx/xxxx 3:06PM) 7/18/xxxx: Seller provided the disclosure tracking details. Please review uploaded docs.	Response 1 (xx/xx/xxxx 8:20PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872665	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872665	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The appraisal under review was performed and completed byan appropriately licensed appraiser. The UCDP reflected a CU score of 1.7 which supports the appraised value. Meets guidelines.				1	1	4	1
	300872664	1 of 7						Compliance	TRID - Zero Tolerance Violation Not Cured		This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the change occurred on and consumer was not provided the disclosure within 3 days of the change, the increase to the Appraisal Fee was not accepted as valid. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $125.00 is required.	Rebuttal 1 (xx/xx/xxxx 1:32PM) uploaded PCCD Rebuttal 2 (xx/xx/xxxx 1:19PM) Pending Rebuttal 3 (xx/xx/xxxx 1:49PM) Uploaded PCCD, letter and proof of delivery to due diligence for review. Rebuttal 4 (xx/xx/xxxx 6:38PM) Uploaded copy of refund check
Response 1 (xx/xx/xxxx 12:14PM)
The provided documentation is insufficient to cure the finding. The revised PCCD provided does not include cure for Zero Tolerance Violation. One or more of the final charges exceed the comparable amount. Because the change occurred on  and consumer was not provided the disclosure within 3 days of the change, the increase to the Appraisal Fee was not accepted as valid. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $125.00 is required. (Upheld)

Response 2 (xx/xx/xxxx 2:56PM)
Client researching

Response 3 (xx/xx/xxxx 3:31PM)
The provided documentation is insufficient to cure the finding. Although LOE, proof of delivery and PCCD have been provided, copy of the check is missing. (Upheld)

Response 4 (xx/xx/xxxx 1:44PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872664	2 of 7						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close under Calculating Cash to Close on page 3 of the CD issued on does not match the Cash to Close under Cost at Closing on page 1 of the LE issued on . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:32PM) Uploaded PCCD Rebuttal 2 (xx/xx/xxxx 1:19PM) Uploaded PCCD dtd 7/3/18, letter and proof of delivery	Response 1 (xx/xx/xxxx 12:11PM) The provided documentation is insufficient to cure the finding. Although the PCCD provided is sufficient to resolve the violation, LOE and proof of delivery to consumer are missing. (Upheld) Response 2 (xx/xx/xxxx 2:54PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872664	3 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release Form. Please provide.	Rebuttal 1 (xx/xx/xxxx 8:00PM) Pending Rebuttal 2 (xx/xx/xxxx 1:30PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 4:08PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872664	4 of 7						Credit	Appraisal Misc		The subject property does not have a swimming pool. The appraiser selected 3 sales and 1 listing, all of which had a swimming pool and were adjusted across-the board by . Please provide 1 additional comparable property, sale or listing, with no swimming pool and no adjustment for the e.	Rebuttal 1 (xx/xx/xxxx 8:00PM) Pending Rebuttal 2 (xx/xx/xxxx 1:30PM) Uploaded revised report Rebuttal 3 (xx/xx/xxxx 1:49PM) Uploaded client LOE
Response 1 (xx/xx/xxxx 8:28AM)
Appraiser additional comments. Comments indicate most properties in the neighborhood have pools and that a 3 year search did not reveal a sale without a pool. If that were the case, the subject would be inferior. Please provide 1 sale or 1 listing with a swimming pool, even if neighborhood boundaries are slightly exceeded. (Upheld)

Response 2 (xx/xx/xxxx 11:54AM)
 Documentation provided is sufficient. Appraiser personally advised that the search 3 years back was performed however he was still unable to locate a comparable without the pool that was similar in quality to the subject. The sales without a pool that were located were much inferior in quality and size therefore they could not be considered to be comparable to the subject as of the effective date of the report. There were no comparables similar in quality and size that could be utilized to bracket the lack of a swimming pool. (Resolved)
															2	1	3	1
	300872664	5 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participant was checked across OFAC, Exclusionary, LDP, and lists: (notary). Please provide searches for this Loan Participant across all exclusionary lists.	Rebuttal 1 (xx/xx/xxxx 8:00PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:01PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872664	6 of 7						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 8:00PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 2:00PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872664	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872663	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872663	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872663	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a 2.2 rating that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872662	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872662	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872662	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a 2.0 rating that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872661	1 of 3						Compliance	Disclosures Federal Missing		The file contains no evidence that the Tool-Kit was provided to the borrower.	Rebuttal 1 (xx/xx/xxxx 5:26PM) Please review the uploaded "Evidence of Home Loan Toolkit Delivery." The initial closing disclosure is dated and the Home Loan Toolkit was delivered to the Borrower on .	Response 1 (xx/xx/xxxx 11:33AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872661	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872661	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a UCDP with a CU score of 2.5, which does not support the origination appraised value.				1	1	4	1
	300872660	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872660	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872660	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.4 meets the guideline.				1	1	1	1
	300872659	1 of 5						Closing	Missing Mortgage		The file contains no evidence of the GA Waiver of Borrower's Rights Closing/Attorney Affidavit Rider to the Security Instrument in the loan file.	Rebuttal 1 (xx/xx/xxxx 6:18PM) Uploaded Disclosure	Response 1 (xx/xx/xxxx 9:58PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872659	2 of 5						Credit	Application		The final application reflects a debt with XXX with no corresponding account number with a monthly payment of $25 and a balance of $35 that is not reflected on the origination credit report, or independently verified. Please provide documentation to verify the debt.	Rebuttal 1 (xx/xx/xxxx 6:17PM) Uploaded credit report - Acct	Response 1 (xx/xx/xxxx 3:36PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872659	3 of 5						Credit	LDP/EPL		Please provide searches for the following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) credit reporting agency, Certified Credit Reporting (2) closer contact, and (3) closing notary, .	Rebuttal 1 (xx/xx/xxxx 6:17PM) Uploaded Report	Response 1 (xx/xx/xxxx 3:34PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872659	4 of 5						Credit	Miscellaneous		The loan file contains a Release Form; however, the loan file is missing the CDA analysis. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:17PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 3:35PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872659	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines.				1	1	3	1
	300872658	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872658	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872658	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872657	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872657	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872657	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports appraised value. Meets Guidelines.				1	1	1	1
	300872656	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872656	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The fraud report was not in the loan file as required.	Rebuttal 1 (xx/xx/xxxx 2:20PM) Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (xx/xx/xxxx 1:42PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872656	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	3	1
	300872655	1 of 4						Compliance	Right to Rescind		Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties.	Rebuttal 1 (xx/xx/xxxx 5:06PM) Please review uploaded: "NORTC" Rebuttal 2 (xx/xx/xxxx 1:41PM) xx/xx/xxxx Please review uploaded: "NORTC"	Response 1 (xx/xx/xxxx 1:37PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 1:38PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872655	2 of 4						Compliance	TRID CD- Closing Information/Closing Date		The Final CD issued on does not reflect the correct Closing Date .
Rebuttal 1 (xx/xx/xxxx 5:06PM)
 Please review the uploaded "Corrected_PCCD_LOX," for the subject loan. The letter of explanation tells the Borrower that the correct closing date  has been placed on the attached post consummation closing disclosure (PCCD). The attached  confirmation shows that the corrected PCCD was sent to the Borrower via email:

Rebuttal 2 (xx/xx/xxxx 1:41PM)
 Please review the uploaded "Corrected_PCCD_LOX," for the subject loan. The letter of explanation tells the Borrower that the correct closing date  has been placed on the attached post consummation closing disclosure (PCCD). The attached  confirmation shows that the corrected PCCD was sent to the Borrower via email:
													Response 1 (xx/xx/xxxx 1:39PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 1:40PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872655	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872655	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 2.0 does not require a CDA and supports the appraised value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872654	1 of 4						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File number.Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 1:47PM) Uploaded client rebuttal	Response 1 (xx/xx/xxxx 5:03PM) Resolved		2	1	2	1
	300872654	2 of 4						Credit	Inc Misc		Borrowers income increased more than 25% from xxxx to xxxx. The file does not contain an explanation for the increase. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:08PM) Pending Rebuttal 2 (xx/xx/xxxx 4:54PM) Uploaded signed 1008 with commentary	Response 1 (xx/xx/xxxx 12:26PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872654	3 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participant was checked across OFAC, Exclusionary, LDP, and lists: First American Title Insurance Company (title company). Please provide searches for this Loan Participant across all exclusionary lists or provided a Lender Certification that the Participant was checked across all lists.	Rebuttal 1 (xx/xx/xxxx 2:08PM) Uploaded Client's Cert and Report Rebuttal 2 (xx/xx/xxxx 4:54PM) .	Response 1 (xx/xx/xxxx 12:28PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872654	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300872653	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872653	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872653	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872652	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872652	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872652	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.0, which supports the appraised value. Meets guidelines.				1	1	1	1
	#N/A	1 of 9						Compliance	Disclosures Federal Missing		The file was found to be missing the Toolkit disclosure.	Rebuttal 1 (xx/xx/xxxx 1:17PM) Uploaded Disclosure Tracking Rebuttal 2 (xx/xx/xxxx 2:25PM) .	Response 1 (xx/xx/xxxx 10:55PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872651	2 of 9						Compliance	TRID CD ' Transaction Information/Seller Info		The CD issued on does not reflect the Seller's address information.	Rebuttal 1 (xx/xx/xxxx 1:17PM) Pending Rebuttal 2 (xx/xx/xxxx 2:25PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 10:38PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872651	3 of 9						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 1:17PM) Pending Rebuttal 2 (xx/xx/xxxx 2:25PM) Uploaded PCCD	Response 1 (xx/xx/xxxx 10:40PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872651	4 of 9						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Pending Rebuttal 2 (xx/xx/xxxx 6:27PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 4:01PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872651	5 of 9						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all OFAC, Exclusionary, LDP, and lists or provide a Lender Certification thatall Loan Participants were searched across all lists: (1) appraiser, and (2) credit reporting agency.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded Exclusionary List Search Results and Report Rebuttal 2 (xx/xx/xxxx 6:26PM) .	Response 1 (xx/xx/xxxx 4:06PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872651	6 of 9						Credit	Miscellaneous		The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded signed 1008 Rebuttal 2 (xx/xx/xxxx 6:26PM) .	Response 1 (xx/xx/xxxx 4:02PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872651	7 of 9						Credit	Sales contract		Please provide the executed addendum to the Sale Contract reflecting the final sales price of	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded Amended Escrow Instructions Rebuttal 2 (xx/xx/xxxx 6:27PM) .	Response 1 (xx/xx/xxxx 4:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872651	8 of 9						Credit	VOR Required		The subject transaction closed in . Cancelled rent checks from the borrower were documented through . Please provide the cancelled rent check.	Rebuttal 1 (xx/xx/xxxx 2:23PM) Uploaded evidence of May rent Rebuttal 2 (xx/xx/xxxx 6:27PM) .	Response 1 (xx/xx/xxxx 4:05PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872651	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports the appraised value.				1	1	3	1
	300872650	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872650	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872650	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	1	1
	300872649	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872649	2 of 4						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release Form. Please provide.	Rebuttal 1 (xx/xx/xxxx 5:54PM) Pending Rebuttal 2 (xx/xx/xxxx 4:47PM) Uploaded CDA Release.	Response 1 (xx/xx/xxxx 4:54PM) Documentation provided is sufficient. (Resolved)		4	1	4	1
	300872649	3 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participant was checked across OFAC, Exclusionary, LDP, and lists: (notary). Please provide searches for this Loan Participant across all exclusionary lists.	Rebuttal 1 (xx/xx/xxxx 5:54PM) Uploaded Report	Response 1 (xx/xx/xxxx 11:57AM) Documentation provided is sufficient. (Resolved)		2	1	4	1
	300872649	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872648	1 of 6						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 3:14PM) Uploaded PCCD and letter	Response 1 (xx/xx/xxxx 8:30PM) The provided documentation is sufficient to cure the finding; however, proof of delivery of the LOE and PCCD is not provided. (Upheld) Response 2 (xx/xx/xxxx 5:35PM) Resolved		2	1	4	1
	300872648	2 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release Form. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:36PM) Pending Rebuttal 2 (xx/xx/xxxx 4:25PM) Uploaded CDA release.	Response 1 (xx/xx/xxxx 1:13PM) Documentation provided is sufficient. (Resolved)		4	1	4	1
	300872648	3 of 6						Credit	Appraisal Misc		The loan file does not contain Fannie Mae and UCDP SSR forms. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:36PM) Uploaded UCDPs	Response 1 (xx/xx/xxxx 5:31PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872648	4 of 6						Credit	LDP/EPL		The file does not contain evidence that Appraiser , Appraisal Company , Credit Reporting Agency, Seller r, Seller r, Real Estate Company for buyer and seller , Real Estate Agent for buyer and seller , Lender , Title Company e, Settlement Company , and Settlement Agent/Notary Twere checked across OFAC, Exclusionary, LDP, and lists. Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 4:36PM) Pending Rebuttal 2 (xx/xx/xxxx 6:22PM) Uploaded Report	Response 1 (xx/xx/xxxx 6:40PM) Documentation provided is sufficient. (Resolved)		2	1	4	1
	300872648	5 of 6						Credit	Miscellaneous		The file does not contain evidence xxxx taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 (xx/xx/xxxx 4:36PM) Pending Rebuttal 2 (xx/xx/xxxx 4:25PM) Uploaded xxxx IRS taxes owed paid - Tax Transcript record.	Response 1 (xx/xx/xxxx 1:19PM) Documentation provided is sufficient. (Resolved)		2	1	4	1
	300872648	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872647	1 of 6						Compliance	TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments		The CD issued on does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. The description for the Non-Escrowed Property Cost for 'Other' has not been provided. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 12:58PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 5:04PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872647	2 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 6:00PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872647	3 of 6						Credit	Debts		The loan file contains the signature pages of the xxxx and xxxx personal tax returns. The bank statement with reflects the xxxx Federal taxes paid on ; however, documentation to evidence xxxx Federal taxes paid in the amount of was missing. Please provide evidence xxxx taxes were paid prior to consummation.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded Bank stmt	Response 1 (xx/xx/xxxx 6:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872647	4 of 6						Credit	LDP/EPL		The Borrowers, Loan Officer, Originator, Title Company, and Title Closer were checked against exclusionary lists. Please provide searches for all remaining Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded Client's Cert Rebuttal 2 (xx/xx/xxxx 2:30PM) Uploaded Report	Response 1 (xx/xx/xxxx 6:02PM) Please provide evidence or a Lender Certification that the Notary was searched across all exclusionary lists. In addition please have someone other than attest to the fact that she searched herself across all exclusionary lists. (Upheld) Response 2 (xx/xx/xxxx 5:09PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872647	5 of 6						Credit	Tax Transcripts Missing		The 2014 - xxxx W2 tax transcripts are provided in the loan file for the borrower; however, the xxxx and xxxx personal tax return transcripts are missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Uploaded xxxx & xxxx 1040 transcripts	Response 1 (xx/xx/xxxx 6:05PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872647	6 of 6						Valuation	Appraisal is not made as-is - missing completion certification		The completion certificate provided did not reflect the improvements to be complete in the certification section. In addition interior photos were not provided. Please provide a properly executed completion certificate with interior photos including but not limited to all 3.1 bathrooms.	Rebuttal 1 (xx/xx/xxxx 2:37PM) Uploaded 442 Report	Response 1 (xx/xx/xxxx 5:06PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872646	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872646	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872646	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	1	1
	300872645	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872645	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872645	3 of 3						Valuation	Value is supported within 15% of original value and all applicable appraisal guidelines were found to be acceptable		The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied. CDA in file supports value.				1	1	1	1
	300872644	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872644	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines				1	1	1	1
	300872644	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872643	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872643	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872643	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872642	1 of 3						Compliance	TRID CD ' Incorrect Section		The HOA Transfer Fee was included in Section C of the PCCD issued on . The fee should have been entered under Section H.	Rebuttal 1 (xx/xx/xxxx 3:53PM) 07/23/18: See attached PCCD and LOE	Response 1 (xx/xx/xxxx 1:34PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872642	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872642	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	2	1
	300872641	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872641	2 of 3						Credit	Income Miscalc		The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The co-borrower is employed as a teacher for . Her paystub reflected earnings of with a YTD income of as of . Her xxxx W-2 reflected an income of. The lender qualified the borrower with an income of ; however, the borrower is not paid for all twelve months. As a result, the DTI increased from to which is a variance of There is no evidence in the loan file that the loan was re-submitted to DU.	Rebuttal 1 (xx/xx/xxxx 3:12PM) xx/xx/xxxx Please review uploaded: "Income Calculations Supported on DU"	Response 1 (xx/xx/xxxx 6:55PM) Co-Borrower earns per month. 9 months, 18 checks at per check, or per year. DTI within tolerance at It should be noted the Co-Borrower was on leave of absence from around to according to the on , which explains her xxxx and xxxx reduced earnings. (Resolved)		2	1	2	1
	300872641	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed andcompleted by an appropriately licensed appraiser. The UCDP reflected a CUscore of 2.6 which supports the appraised value. Meets guidelines. CDA dated supports appraised value.				1	1	2	1
	300872640	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872640	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872640	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	1	1
	300872639	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872639	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872639	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed andcompleted by an appropriately licensed appraiser. The UCDP reflected a CUscore of 2 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872638	1 of 3						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). No rebuttal response required. Investor accepts.	Rebuttal 1 (xx/xx/xxxx 12:12PM) the fee was paid by the seller; therefore, the Optional designation is not required.	Response 1 (xx/xx/xxxx 3:12PM) The finding was made in error. (Resolved)		2	1	2	1
	300872638	2 of 3						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the Borrower. The Borrower is not an owner of the company; therefore, a 10 day VVOE is required per AUS/DU.	Rebuttal 1 (xx/xx/xxxx 2:41PM) Please review uploaded: Self Employment Verification	Response 1 (xx/xx/xxxx 3:36PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872638	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300872637	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	2
	300872637	2 of 3						Credit	Sales contract		The Sales Contract Addendum that matches the sales price reflected on the Closing Disclosure is missing. The base price plus the option sheet is a higher total then what is listed on the closing disclosure.		Response 1 (xx/xx/xxxx 12:01PM) Per AH, Grade 2 finding may be waived.		2	2	2	2
	300872637	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	2
	300872636	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872636	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872636	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872635	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872635	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872635	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The CDA supports the appraised value. Meets Guides.				1	1	1	1
	300872634	1 of 5						Compliance	TRID - CD Non-Borrower with Right to Rescind		This loan failed the initial Closing Disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer 3 business days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 2:59PM) Uploaded E-consent Rebuttal 2 (xx/xx/xxxx 4:30PM) .	Response 1 (xx/xx/xxxx 7:29PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 7:31PM) Resolved		3	1	3	1
	300872634	2 of 5						Compliance	TRID CD ' Loan Information/Loan Type		The CD issued on does not reflect the correct Loan Type. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (xx/xx/xxxx 2:59PM) Pending Rebuttal 2 (xx/xx/xxxx 4:30PM) Uploaded PCCD, letter and proof of delivery	Response 1 (xx/xx/xxxx 7:24PM) Client researching Response 2 (xx/xx/xxxx 7:25PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872634	3 of 5						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 2:58PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:04PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872634	4 of 5						Credit	LDP/EPL		Please provide searches for borrower's employer across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 2:58PM) Uploaded client's cert and Report	Response 1 (xx/xx/xxxx 2:03PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872634	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports the appraised value.				1	1	3	1
	300872633	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service fee (paid by Lender).	Rebuttal 1 (xx/xx/xxxx 6:41PM) Please review uploaded PCCD Rebuttal 2 (xx/xx/xxxx 2:53PM) xx/xx/xxxx Please review uploaded: "PCCD"	Response 1 (xx/xx/xxxx 4:41PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 4:42PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872633	2 of 3						Credit	Gift Letter / Funds		The loan application reflects gift funds in the amount of . The loan file is missing the gift letter and documentation of gift fund transfer to the borrower. The loan file contains a gift letter and copy of the gift wire transfer of0 to the Settlement Agent for the earnest money deposit. The gift EMD is not reflected in the assets section of the loan application and is not referenced as a gift in section VII. The gift of and the gift EMD of are both required to complete the transaction.
Rebuttal 1 (xx/xx/xxxx 6:23PM)
 07/12/18: Please review the uploaded "Gift Letter and Supporting Documentation," for the  gift received from the Borrower's parents. The attached gift letter states that  if being gifted to the Borrower, from the Borrower's parent  towards the purchase of the subject property located at . The attached wire confirmation and email supports that the settlement agent  received  from the Donor  that was applied towards the purchase of the subject property. The closing disclosure shows that the Borrower received closing funds in the amount of  These are the e funds shown as qualifying gift funds on the DU Approve/Eligible certificate.
													Response 1 (xx/xx/xxxx 1:55PM) Documentation provided is sufficient. (Resolved)		2	1	2	1
	300872633	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 1.7 meets the guideline.				1	1	2	1
	300872632	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872632	2 of 3						Credit	Contract		The loan file is missing the sales contract for the subject purchase.	Rebuttal 1 (xx/xx/xxxx 11:11AM) 07/18/18: Please review the uploaded "Purchase Agreement for Subject Property," located at	Response 1 (xx/xx/xxxx 1:47PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872632	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.4 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872631	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872631	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872631	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	1	1
	300872630	1 of 3						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 2:59PM) According to Section 1026.19(F)(2)(iv) of Regulation Z: Changes due to clerical errors do not violate paragraph (f)(1)(i) of this section if the disclosures provided under paragraph (f)(1)(i) contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after discovery. Based on SFIG 3.0 - This clerical violation is considered "Non Material" and Amerihome will be waiving it.	Response 1 (xx/xx/xxxx 12:01PM) The provided explanation is insufficient to cure the finding. Per client directive, violation may be cured with PCCD, LOE and proof of delivery, within 60 days of consummation (Upheld) Response 2 (xx/xx/xxxx 12:04PM) Per , Grade 2 finding may be waived.		2	2	2	2
	300872630	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872630	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The subject property meets eligibility and marketabilityguidelines according to the origination appraisal. The CU rating of 2.2 meetsthe guideline.				1	1	2	2
	300872629	1 of 5						Compliance	Disclosures Federal		The file was found to be missing one or more of the federally required disclosures or they were found to contain errors. Tool Kit and/or Combined Regulatory Disclosure.	Rebuttal 1 (xx/xx/xxxx 2:28PM) requested Rebuttal 2 (xx/xx/xxxx 12:19PM) 7/18/xxxx: Please review uploaded Tollkit	Response 1 (xx/xx/xxxx 3:56PM) Client researching (Upheld) Response 2 (xx/xx/xxxx 3:36PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872629	2 of 5						Compliance	TRID - 10% Tolerance Violation Not Cured
This loan failed the charges that in total cannot increase more than 10% test. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,726.33) exceed the comparable charges ($2,944.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $487.93.Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures and the Fee Change Tracking History Table in the Compliance Report. This results in a cost to cure of: $487.93.
												Rebuttal 1 (xx/xx/xxxx 2:28PM) 7/16/xxxx: Disagree - borrower didn't choose the service providers from the list; therefore, the title fee should not be in 10% tolerance category. Please review.	Response 1 (xx/xx/xxxx 3:55PM) The finding was made in error. (Resolved)		3	1	3	1
	300872629	3 of 5						Compliance	TRID - Revised CD - No Waiting Period		This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated was not received the borrower within the proper time frame prior to close. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation.	Rebuttal 1 (xx/xx/xxxx 2:28PM) 7/16/xxxx: Disagree - the disclosure dated is the Final CD signed by borrowers at closing. The Initial disclosure dated was received by the borrower on at 10:50 PDT. Please provided clarification on this finding. Rebuttal 2 (xx/xx/xxxx 12:19PM) 7/16/xxxx: The CD dated is a Final CD and was signed by the borrower at closing. Compliance Ease provided does not specify it was provided to the borrower in person. Please review.	Response 1 (xx/xx/xxxx 3:30PM) The finding was made in error. (Resolved) Response 2 (xx/xx/xxxx 3:31PM) The finding was made in error. (Resolved)		3	1	3	1
	300872629	4 of 5						Credit	Debts		The loan file contains an executed lease for the Borrower's departing residence that reflects rental of per month. The file contains copies of the Borrower's xxxx and xxxx tax returns that reflects the tenant is a dependent and parent.
Rebuttal 1 (xx/xx/xxxx 9:32AM)
  Please review the uploaded "LOX and Lease Agreement for Departing Residence." According to the letter of explanation, a real estate agency secured new tenants at the rental property that do not have a familial relationship with the Borrowers. The executed lease agreement shows that the Tenants will pay  in monthly rent and shall provide a deposit of . This deposit was made into the borrower's  account on . This one year lease began on . As the property initially was qualified with  in monthly rent the current rent of of  provides a new rental loss of - and a new DTI of
													Response 1 (xx/xx/xxxx 2:05PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872629	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 2.3 does not require a CDA and supports the appraised value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872628	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872628	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872628	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872627	1 of 4						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 11:22AM) 7/9/xxxx: Please review page 2 of the uploaded Disclosure Details showing that the Initial CD was received on . The e consent is attached as well.	Response 1 (xx/xx/xxxx 12:32PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872627	2 of 4						Compliance	TRID CD- Section B incorrect payee		The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor).	Rebuttal 1 (xx/xx/xxxx 11:22AM) 7/9/xxxx: Agree with the finding that the use of "paid to Third -Party Investor" is not within the requirements of the regulation; however, this is considered a non-material violation (EV2) under the SFIG 3.0 Guidance so the parties have agreed it can be waived. Rebuttal 2 (xx/xx/xxxx 1:09PM) 7/17/xxxx: Seller provided the PC CD. Please review uploaded docs.	Response 1 (xx/xx/xxxx 12:37PM) The provided explanation is insufficient to cure the finding. Per investor directive, in order to cure violation an LOE, PCCD and proof of delivery are required. (Upheld) Response 2 (xx/xx/xxxx 3:24PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872627	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872627	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.2 meets the guideline.				1	1	3	1
	300872626	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872626	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872626	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the original appraisal.				1	1	1	1
	300872625	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872625	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872625	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872624	1 of 5						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 3:32PM) Uploaded Toolkit Tracking	Response 1 (xx/xx/xxxx 7:13AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872624	2 of 5						Compliance	Missing HOC Disclosure		Although evidence of receipt of the website links were present in the loan file, the file contains no evidence of the Homeownership Counseling Disclosure List provided to the consumer within 3 business days of the application date, x. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 (xx/xx/xxxx 3:32PM) Uploaded HCD	Response 1 (xx/xx/xxxx 7:12AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300872624	3 of 5						Credit	Application		A credit supplement was provided indicating updated information for the HELOC; payments of per month as of . The final application does not reflect the updated payment amount. Please provide revision.	Rebuttal 1 (xx/xx/xxxx 3:32PM) pending Rebuttal 2 (xx/xx/xxxx 5:15PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 7:31PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872624	4 of 5						Credit	LDP/EPL		The file does not contain evidence “all” Loan Participants were checked across OFAC, Exclusionary, , and LDP lists. Please provide searches for “all” Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 3:32PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 5:15PM) . Rebuttal 3 (xx/xx/xxxx 7:46PM) Uploaded Report	Response 1 (xx/xx/xxxx 7:36PM) Please provide searches across all lists for credit reporting agency and or provide a Lender Certification of the e. (Upheld) Response 2 (xx/xx/xxxx 7:52PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872624	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872623	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing the Tool Kit.	Rebuttal 1 (xx/xx/xxxx 2:17PM) 7/9/xxxx: Please review uploaded doc provided by the seller.	Response 1 (xx/xx/xxxx 6:17PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872623	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872623	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 2.4 does not require a CDA and supports the appraised value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872622	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872622	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872622	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. A CDA was performed which supported the value of the subject property.				1	1	1	1
	300872621	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872621	2 of 4						Credit	Appraisal Misc		The staircase to the basement does not have a handrail. This is a safety issue which the appraiser did not address. Handrail is required.	Rebuttal 1 (xx/xx/xxxx 3:46PM) Uploaded 442 report	Response 1 (xx/xx/xxxx 3:47PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872621	3 of 4						Credit	Appraisal Misc		The subject lot was larger than all 5 comparable properties, which resulted in across-the-board negative adjustments. There were no comments in the appraisal specifically related to subject lot size as compared to the 3 sales and 2 listings utilized. Please provide a comparable sale or listing with either no adjustment or a positive adjustment.	Rebuttal 1 (xx/xx/xxxx 3:46PM) Uploaded revised appraisal report	Response 1 (xx/xx/xxxx 3:49PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872621	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872620	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872620	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872620	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.4 whichsupports the appraised value. Meets guidelines.				1	1	1	1
	300872619	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872619	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872619	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	1	1
	300872618	1 of 4						Compliance	TRID - Finance Charge Fail		This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $100. The following fees were applied towards APR: Discount Points $xxx, Origination $xxx, Prepaid Interest $xxx, Title CPL $xxx and Settlement $xxx.	Rebuttal 1 (xx/xx/xxxx 1:16PM) requested form the seller Rebuttal 2 (xx/xx/xxxx 1:11PM) 7/19/xxxx: Lender provided the itemization of the lender credit. Please review uploaded doc.	Response 1 (xx/xx/xxxx 8:25AM) Seller researching Response 2 (xx/xx/xxxx 11:58AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872618	2 of 4						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised LE issued on xx/xx/xxxx was disclosed within 3 business days of the change. Therefore, the addition to the following fees was not accepted: Appraisal and Appraisal - Final Inspection. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $600.00 is required.
												Rebuttal 1 (xx/xx/xxxx 1:16PM) 7/18/xxxx: Please review the COC uploaded.	Response 1 (xx/xx/xxxx 8:24AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872618	3 of 4						Credit	Employment history		Two full years of continuous employment history was not obtained for the co-borrower. The loan file did not contain documentation to evidence a full two year employment history for the co-borrower.
Rebuttal 1 (xx/xx/xxxx 12:39PM)
 7/18/xxxx: The DU/AUS approval item 13 require a paystub and W-2 for the prior year and item 16 require a verbal verification of employment within 10 business days of closing which were provided in file. The co-borrower is a since. The qualifying income reflected in DU is the Borrower's base income which is received bi-weekly. The year to date totals reflected on the most recent paystub and prior year W2 income averages supports B2's base income. Fannie Mae guide section B3-3.5-01 under Bay pay (Salary or Hourly) income section of guide supports the income and employment requirements provided in file. Supporting documents uploaded to portal for review.
													Response 1 (xx/xx/xxxx 1:50PM) Explanation and documentation received is sufficient. (Resolved)		2	1	3	1
	300872618	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a score of 2 which supports the appraised value. Meets Guidelines.				1	1	3	1
	300872617	1 of 12						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 6:23PM) Pending Rebuttal 2 (xx/xx/xxxx 9:27PM) Pending Rebuttal 3 (xx/xx/xxxx 6:55PM) Pending Rebuttal 4 (xx/xx/xxxx 5:53PM) Uploaded screen shot that Toolkit was sent	Response 1 (xx/xx/xxxx 7:44AM) Client researching Response 2 (xx/xx/xxxx 11:32AM) Client researching Response 3 (xx/xx/xxxx 6:01PM) Client researching Response 4 (xx/xx/xxxx 2:42PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300872617	2 of 12						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure issued on provided in the loan file was not disclosed within 3 days of the application date, 03/08/xxxx.	Rebuttal 1 (xx/xx/xxxx 6:23PM) Pending Rebuttal 2 (xx/xx/xxxx 9:28PM) Pending Rebuttal 3 (xx/xx/xxxx 6:55PM) HCD is in file dtd - see uploaded client's LOE re application date	Response 1 (xx/xx/xxxx 7:45AM) Client researching Response 2 (xx/xx/xxxx 11:32AM) Client researching Response 3 (xx/xx/xxxx 6:28PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872617	3 of 12						Compliance	TRID - 10% Tolerance Violation Not Cured
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,291.00) exceed the comparable charges ($0.00) by more than 10%. Because the loan failed the initial LE delivery date test for the disclosure dated 03/21/xxxx, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: Letter of Explanation, corrected PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $1,291.00 is required. .
												Rebuttal 1 (xx/xx/xxxx 6:24PM) Uploaded proof of delivery Rebuttal 2 (xx/xx/xxxx 9:28PM) Pending Rebuttal 3 (xx/xx/xxxx 6:56PM) see uploaded client's LOE re application date	Response 1 (xx/xx/xxxx 7:55AM) The provided documentation is insufficient to cure the finding. Evidence of receipt of initial loan estimate within 3 days of loan application date, was not provided in upload. (Upheld) Response 2 (xx/xx/xxxx 11:36AM) Client researching Response 3 (xx/xx/xxxx 6:35PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872617	4 of 12						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on was signed and dated at consummation,. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 6:24PM) Uploaded proof of delivery Rebuttal 2 (xx/xx/xxxx 9:28PM) Uploaded CD issued Rebuttal 3 (xx/xx/xxxx 6:56PM) Uploaded initial CD dtd and E-consent.
Response 1 (xx/xx/xxxx 8:01AM)
The provided documentation is insufficient to cure the finding. Information received in rebuttal references Closing Disclosure issued ; however, evidence of Closing Disclosure issued  was not provided for initial loan review. (Upheld)

Response 2 (xx/xx/xxxx 11:58AM)
The provided documentation is insufficient to cure the finding. This loan failed the initial closing disclosure delivery date test (12 CFR §1026.19(f)(1)(ii)). The initial closing disclosure receipt date, , is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date of the transaction, . (Upheld)

Response 3 (xx/xx/xxxx 6:38PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872617	5 of 12						Compliance	TRID - Initial LE Delivery Date (from application)		This loan failed the initial loan estimate delivery, mail date test (from application). The Initial LE provided in the loan file and dated was not disclosed within 3 days of the application date, x.	Rebuttal 1 (xx/xx/xxxx 6:23PM) Uploaded proof of delivery. Rebuttal 2 (xx/xx/xxxx 9:28PM) Pending Rebuttal 3 (xx/xx/xxxx 6:55PM) Uploaded Client LOE re loan application date.	Response 1 (xx/xx/xxxx 7:50AM) The provided documentation is insufficient to cure the finding. Evidence of receipt of initial loan estimate within 3 days of loan application date, was not provided in upload. (Upheld) Response 2 (xx/xx/xxxx 11:34AM) Client researching Response 3 (xx/xx/xxxx 6:29PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872617	6 of 12						Compliance	TRID - SPL - Late		A written list of Service Providers was not disclosed within 3 business days of the application date, .	Rebuttal 1 (xx/xx/xxxx 6:23PM) Pending Rebuttal 2 (xx/xx/xxxx 9:28PM) Pending Rebuttal 3 (xx/xx/xxxx 6:55PM) Written List of Service Provided dtd is in file - see uploaded client's LOE re application date	Response 1 (xx/xx/xxxx 7:52AM) Client researching Response 2 (xx/xx/xxxx 11:34AM) Client researching Response 3 (xx/xx/xxxx 6:31PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872617	7 of 12						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the loan failed the initial LE delivery date test for the disclosure dated , any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: Letter of Explanation, corrected PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $3,364.95 is required.
												Rebuttal 1 (xx/xx/xxxx 6:23PM) Uploaded proof of delivery Rebuttal 2 (xx/xx/xxxx 9:28PM) Pending Rebuttal 3 (xx/xx/xxxx 6:55PM) see uploaded client's LOE re application date.	Response 1 (xx/xx/xxxx 7:54AM) The provided documentation is insufficient to cure the finding. Evidence of receipt of initial loan estimate within 3 days of loan application date, was not provided in upload. (Upheld) Response 2 (xx/xx/xxxx 11:38AM) Client researching Response 3 (xx/xx/xxxx 6:33PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872617	8 of 12						Credit	Application		Please revise the Final 1003 to exclude the co-borrower's employment with as income from the co-borrower was not utilized.	Rebuttal 1 (xx/xx/xxxx 6:20PM) Uploaded corrected 1003	Response 1 (xx/xx/xxxx 1:18PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872617	9 of 12						Credit	LDP/EPL		Please provide searches for the borrower's employer across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:20PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:19PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872617	10 of 12						Credit	Miscellaneous		A new home equity line of credit in the amount of was obtained in addition to the 1st mortgage for the subject purchase transaction. Guidelines on a new subordinate lien require a copy of the Note and a certified copy of the security instrument indicating that it is being recorded subordinate to the new 1st lien. The loan file contained the Note but did not contain a certified copy of the security instrument as required. Please provide the security instrument or a Final Title Policy.	Rebuttal 1 (xx/xx/xxxx 6:20PM) Pending Rebuttal 2 (xx/xx/xxxx 2:07PM) Uploaded Final Title Policy	Response 1 (xx/xx/xxxx 5:07PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872617	11 of 12						Credit	Tax Returns Obtained		The xxxx Tax Transcript reflected taxes owed in the amount of ; however, evidence of payment was not provided. Please document the xxxx IRS tax payment in the amount of 3.	Rebuttal 1 (xx/xx/xxxx 6:20PM) Pending Rebuttal 2 (xx/xx/xxxx 2:07PM) Uploaded xxxx ROA account transcript	Response 1 (xx/xx/xxxx 5:05PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872617	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. CDA supports appraised value.				1	1	3	1
	300872616	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872616	2 of 3						Credit	Debts		The final 1003 listed 2 REO properties owned by the borrowers which were marked as sold. The monthly mortgage payments for the 2 properties were not included in the qualifying DTI and DU conditioned for documentation to support the exclusion of the debts. The loan file did not contain any documentation verifying the properties were sold and the mortgages were paid off. Including the 2 mortgage payments would increase the DTI to an excessive amount, 62.513%.	Rebuttal 1 (xx/xx/xxxx 1:24PM) xx/xx/xxxx Please review uploaded: "Proof of REO Properties Sold"	Response 1 (xx/xx/xxxx 2:03PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872616	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The subject property meets eligibility and marketabilityguidelines according to the origination appraisal. The CU rating of 2 meetsthe guideline.				1	1	2	1
	300872615	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872615	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872615	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.0 which supports the appraised value. Meets guidelines.				1	1	1	1
	300872614	1 of 8						Compliance	TRID CD ' Incorrect Section		The O & E fee was included in Section H of the CD issued on . The fee should have been entered under Section C.	Rebuttal 1 (xx/xx/xxxx 2:38PM) Uploaded client rebuttal	Response 1 (xx/xx/xxxx 10:09PM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872614	2 of 8						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD issued on does not reflect accurate information related to the Non-Escrowed Property Costs over 1 year in comparison to the Estimated Taxes, Insurance & Assessments section of the Projected Payments table.	Rebuttal 1 (xx/xx/xxxx 2:38PM) Uploaded client rebuttal re compliance conditions Rebuttal 2 (xx/xx/xxxx 5:36PM) Uploaded client rebuttal Rebuttal 3 (xx/xx/xxxx 5:19PM) Uploaded PCCD Rebuttal 4 (xx/xx/xxxx 4:18PM)
Response 1 (xx/xx/xxxx 10:20PM)
The provided explanation is insufficient to cure the finding. Evidence provided in file indicates monthly HOA Dues are $xxx per month; however, the total disclosed for "Non-Escrowed Property Costs over Year 1" on page 4 of the CD is $2,805, which is inaccurate (Upheld)

Response 2 (xx/xx/xxxx 4:00PM)
The information provided is not sufficient to cure the finding. Per § 1026.38(l)(7)(i)(A)(2)), the estimated amount the consumer is likely to pay during the first year after consummation for charges described in § 1026.37(c)(4)(ii) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed. The amount listed on the CD is more than the amount of HOA for one year. (Upheld)

Response 3 (xx/xx/xxxx 1:58PM)
The provided documentation is sufficient to cure the finding; however, evidence of LOE to consumer and proof of delivery are missing (Upheld)

Response 4 (xx/xx/xxxx 4:19PM)
 The provided documentation is sufficient to cure the finding. (Resolved)
															3	1	3	1
	300872614	3 of 8						Compliance	TRID CD- 'Title' missing		The O & E fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.	Rebuttal 1 (xx/xx/xxxx 2:37PM) Uploaded client rebuttal	Response 1 (xx/xx/xxxx 10:10PM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872614	4 of 8						Credit	LDP/EPL		The borrower, credit reporting agency, lender, and loan officer were checked against all exclusionary lists. The file did contain OFAC and LDP searches as well as a Exclusionary list certification from lender for some Loan Participants. Please provide searches for all Loan Participants across all OFAC, Exclusionary, LDP, and lists (including all self-employed businesses) or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Pending Rebuttal 2 (xx/xx/xxxx 2:37PM) Pending Rebuttal 3 (xx/xx/xxxx 4:17PM) Uploaded Report	Response 1 (xx/xx/xxxx 1:35PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872614	5 of 8						Credit	Miscellaneous		Letters of explanation must be signed and dated prior to or on consummation. The letter regarding the property located in is not dated. Please provide dated letter of explanation.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Pending Rebuttal 2 (xx/xx/xxxx 2:37PM) Uploaded LOE	Response 1 (xx/xx/xxxx 4:17PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872614	6 of 8						Credit	Tax Returns Obtained		The xxxx and xxxx business tax returns for are missing from the loan file. Please provide signed and dated tax returns on or prior to consummation date.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Uploaded tax returns Rebuttal 2 (xx/xx/xxxx 2:37PM) .	Response 1 (xx/xx/xxxx 4:15PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872614	7 of 8						Credit	Tax Transcripts Missing		The xxxx and xxxx business transcripts for is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:02PM) Uploaded transcripts Rebuttal 2 (xx/xx/xxxx 2:37PM) .	Response 1 (xx/xx/xxxx 4:11PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872614	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. A 2nd full appraisal was provided.				1	1	3	1
	300872613	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872613	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872613	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	1	1
	300872612	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872612	2 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release Form. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Uploaded CDA Release Form Rebuttal 2 (xx/xx/xxxx 2:10PM) Pending Rebuttal 3 (xx/xx/xxxx 5:17PM) Uploaded Revised CDA Release Form	Response 1 (xx/xx/xxxx 2:35PM) CDA provided reflects property address of . Address reflected on appraisal and loan documents is . Please provide corrected form. (Upheld) Response 2 (xx/xx/xxxx 5:27PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872612	3 of 7						Credit	Inc Misc		Each borrowers earnings increased by more than 15% from xxxx to xxxx. The file does not contain an explanation for the increase. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Pending Rebuttal 2 (xx/xx/xxxx 2:10PM) Pending Rebuttal 3 (xx/xx/xxxx 5:17PM) Uploaded updated signed 1008 with commentary	Response 1 (xx/xx/xxxx 5:28PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872612	4 of 7						Credit	Income Docs		The file does not contain a Balance Sheet for . Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Pending Rebuttal 2 (xx/xx/xxxx 2:10PM) Uploaded Balance Sheet	Response 1 (xx/xx/xxxx 3:04PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872612	5 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: appraisal company) and (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Uploaded Report	Response 1 (xx/xx/xxxx 2:36PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872612	6 of 7						Credit	Miscellaneous		A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:29PM) Pending. Rebuttal 2 (xx/xx/xxxx 2:10PM) Uploaded signed 1008	Response 1 (xx/xx/xxxx 3:02PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872612	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872611	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872611	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872611	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflects a CU score of 2, which supports the appraised value. Meets guidelines.				1	1	1	1
	300872610	1 of 4						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 5:35PM) Uploaded s&d Toolkit Acknowledgment	Response 1 (xx/xx/xxxx 12:26PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872610	2 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (borrower’s employer), (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 5:32PM) Uploaded Client's Fraud Report and Report	Response 1 (xx/xx/xxxx 1:36PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872610	3 of 4						Credit	Miscellaneous		Explanation letter regarding pay history is not dated by the borrower. Please provide the e dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 5:32PM) Pending Rebuttal 2 (xx/xx/xxxx 5:33PM) Uploaded s&d LOE	Response 1 (xx/xx/xxxx 8:24PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872610	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300872609	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872609	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872609	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a UCDP with a CU Score of 3.0, which does not support the origination appraised value.				1	1	1	1
	300872608	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872608	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872608	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872607	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872607	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872607	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872606	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872606	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872606	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	1	1
	300872605	1 of 3						Compliance	TRID - CD Incomplete / Inaccurate		The Recording Fee itemization total is accurate at $xxx, however the itemization on the CD is incorrect and total's $xxx. The proper itemization is reflected on the final ALTA settlement statement.				1	1	1	1
	300872605	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872605	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The appraisal under review was performed and completed byan appropriately licensed appraiser. The UCDP reflected a CU score of 2.3which supports the appraised value. Meets guidelines.				1	1	1	1
	300872604	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872604	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872604	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.The loan contained a CU that supports the opinion of valuein the origination appraisal report. Thesubject property meets eligibility and marketability guidelines according tothe origination appraisal.				1	1	1	1
	300872603	1 of 10						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, .	Rebuttal 1 (xx/xx/xxxx 5:40PM) Uploaded client rebuttal that loan application date is and not. Also uploaded E-Consent, looks like document was signed on.	Response 1 (xx/xx/xxxx 8:28AM) Resolved		4	1	3	1
	300872603	2 of 10						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure issued on provided in the loan file was not disclosed within 3 days of the application date, .	Rebuttal 1 (xx/xx/xxxx 5:40PM) see uploaded client rebuttal and E-Consent	Response 1 (xx/xx/xxxx 10:46AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872603	3 of 10						Compliance	TRID - 10% Tolerance Violation Not Cured
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,332.00) exceed the comparable charges ($0.00) by more than 10%. Because the loan failed the initial LE delivery date test for the disclosure dated 03/28/xxxx, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: Letter of Explanation, PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $5,332.00 is required.
												Rebuttal 1 (xx/xx/xxxx 5:40PM) see uploaded client rebuttal and E-Consent	Response 1 (xx/xx/xxxx 10:47AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872603	4 of 10						Compliance	TRID - Initial LE Delivery Date (from application)		This loan failed the initial loan estimate delivery, mail date test (from application). The Initial LE provided in the loan file and dated was not disclosed within 3 days of the application date,	Rebuttal 1 (xx/xx/xxxx 5:40PM) see uploaded client rebuttal and E-Consent	Response 1 (xx/xx/xxxx 10:46AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872603	5 of 10						Compliance	TRID - SPL - Late		A written list of Service Providers was not disclosed within 3 business days of the application date, .	Rebuttal 1 (xx/xx/xxxx 5:40PM) see uploaded client rebuttal and E-Consent	Response 1 (xx/xx/xxxx 10:45AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872603	6 of 10						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the loan failed the initial LE delivery date test for the disclosure dated , any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: Letter of Explanation, PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $9,022.50 is required.
												Rebuttal 1 (xx/xx/xxxx 5:40PM) see uploaded client rebuttal and E-Consent	Response 1 (xx/xx/xxxx 10:48AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872603	7 of 10						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 (xx/xx/xxxx 3:25PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 12:09PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872603	8 of 10						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across OFAC, Exclusionary, LDP, and lists: (processor), (seller), (buyer’s real estate company), xxx (buyer’s real estate agent), (seller’s real estate company), (seller’s real estate agent), (settlement company), , (settlement agent), (title company), (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 3:24PM) Uploaded Exclusionary List Search Results and Report	Response 1 (xx/xx/xxxx 12:14PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872603	9 of 10						Credit	Miscellaneous		The file contains six explanation letters signed by the borrowers that are not dated. Please provide the e dated on or before consummation.	Rebuttal 1 (xx/xx/xxxx 3:25PM) Uploaded s&d LOEs	Response 1 (xx/xx/xxxx 12:11PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872603	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872602	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872602	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872602	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports value.				1	1	1	1
	300872601	1 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects incorrectly under Section B- Services Borrower Did Not Shop For of the revised CD issued on . The payee for the following fee is incorrect: Tax Service Fee (paid to Third Party service).	Rebuttal 1 (xx/xx/xxxx 5:51PM) Uploaded PCCD and letter Rebuttal 2 (xx/xx/xxxx 2:39PM) Uploaded proof of delivery	Response 1 (xx/xx/xxxx 7:05PM) The provided documentation is sufficient to cure the finding. (Resolved) Response 2 (xx/xx/xxxx 7:05PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872601	2 of 5						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:36PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 3:54PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300872601	3 of 5						Credit	Hazard Insurance		The loan was missing current hazard insurance policy on the subject property. Please provide.	Rebuttal 1 (xx/xx/xxxx 7:36PM) Pending Rebuttal 2 (xx/xx/xxxx 11:46AM) Insurance policy	Response 1 (xx/xx/xxxx 12:03PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872601	4 of 5						Credit	LDP/EPL		The loan file contained the LDP and list searches. Please also provide searches for all Loan Participants across all OFAC and Exclusionary lists or provide a Lender Certification thatall Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 7:36PM) Uploaded Report	Response 1 (xx/xx/xxxx 3:58PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872601	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports the appraised value.				1	1	3	1
	300872600	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872600	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872600	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872599	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872599	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872599	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872598	1 of 3						Compliance	TRID - Initial LE Delivery Date (from application)		This loan failed the initial loan estimate delivery, mail date test (from application). The Initial LE provided in the loan file and dated Enter Date Issued was not disclosed within 3 days of the application date, Enter Application Date.	Rebuttal 1 (xx/xx/xxxx 2:27PM) Please review the uploaded "Initial Loan Estimate and Loan Application," for the subject loan. According to Section 1026.19(e)(1)(iii) of Regulation Z; a business day is defined as as a day on which the creditor's offices are open to the public for substantially all of its business functions. The Date of the initial loan application is Friday . As the initial loan estimate is dated Wednesday (3 business days after the date of the initial loan application) it is within compliance.	Response 1 (xx/xx/xxxx 2:29PM) The finding was made in error. (Resolved)		3	1	3	1
	300872598	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872598	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872597	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. The loan file did not contain a copy of the Home Loan Toolkit Disclosure nor a Combined Regulatory Disclosure.	Rebuttal 1 (xx/xx/xxxx 2:55PM) Please review the uploaded "Evidence of Home Loan Toolkit Delivery." The attached acknowledgment evidences that the Borrower's specifically received the "Your Home Loan Toolkit," on . The E-Sign process summary shows that the Borrowers consent to receiving electronic disclosures. As the date of the initial loan application is , the Borrower received the Home Loan Toolkit within 3 days of the date of the initial loan aplication.	Response 1 (xx/xx/xxxx 11:50AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872597	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872597	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CDA supported the origination appraisal value.				1	1	4	1
	300872596	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872596	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872596	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	1	1
	300872595	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872595	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872595	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872594	1 of 5						Compliance	TRID - Incomplete LE		The Other Considerations Section, Late Payment, of the Loan Estimate is not complete.	Rebuttal 1 (xx/xx/xxxx 12:59PM) xx/xx/xxxx: Agree however it's correct on the CD and the LE cannot be re-disclosed. Please waive non material finding.	Response 1 (xx/xx/xxxx 10:13AM) The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872594	2 of 5						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (xx/xx/xxxx 12:59PM) xx/xx/xxxx Please review uploaded: "Proof of Delivery of Initial CD"	Response 1 (xx/xx/xxxx 10:43AM) The provided explanation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872594	3 of 5						Compliance	TRID CD- Closing Information/Closing Date		The PCCD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 12:59PM) Please review uploaded: "Corrected Closing Date PCCD"	Response 1 (xx/xx/xxxx 10:38AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872594	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300872594	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	3	1
	300872593	1 of 3						Compliance	Disclosures Federal		The file was found to be missing one or more of the federally required disclosures or they were found to contain errors. File is missing Tool Kit and/or Combined Regulatory Disclosures.	Rebuttal 1 (xx/xx/xxxx 11:40AM) Please review the uploaded "Evidence of Home Loan Toolkit Delivery." The initial application is dated Friday and the Home Loan Toolkit was delivered on Tuesday (within 3 business days of the initial loan application).	Response 1 (xx/xx/xxxx 12:22PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872593	2 of 3						Credit	Income Docs		The income/employment is not documented properly according to guides. The subject loan closed on and the Borrower is Self Employed with 33.33% ownership; however, the loan file is missing the xxxx P&L and xxxx Balance Sheet from the business as required.
Rebuttal 1 (xx/xx/xxxx 1:10PM)
 Please review the uploaded "Support for Business Income." According to Desktop Underwriter (DU) Condition 11; If the Borrower's self-employed income is being used for qualifying purposes, the income may be supported by personal and business tax returns covering the most recent one-year period (including all schedules), provided the tax returns reflect at least 12 months of self-employment income and the cash flow analysis has been completed. The Borrower was qualified with  in monthly income. The calculation of this monthly income is shown on the attached Cash Flow Analysis. The Borrower's xxxx Business Returns show that the Borrower has been involved in this business since  (more than 5 years), and the Balance Sheet for this business is shown on page 4 of the Business Tax Returns. Based on the above, sufficient documentation has been provided to satisfy the self-employment income documentation requirements from Desktop Underwriter (DU).
													Response 1 (xx/xx/xxxx 1:53PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872593	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets the eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300872592	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872592	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872592	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 1.0 meets the guideline.				1	1	1	1
	300872591	1 of 3						Compliance	TRID LE- premiums Optional		The Home Warranty on the LE issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 4:42PM) xx/xx/xxxx Please review uploaded: "PCCD reflecting Optional"	Response 1 (xx/xx/xxxx 12:55PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300872591	2 of 3						Credit	Assets Misc		The loan file is missing a copy of the final closing statement for the Borrower's departing property. The file contains only an Estimated Seller's Settlement Statement that reflects a closing date of and indicates an estimated payoff. There is no documentation in the file that shows the Borrower received proceeds from the sale of the departing residence.	Rebuttal 1 (xx/xx/xxxx 4:45PM) 7/23/xxxx: Final Settlement Statement received. Uploaded to portal.	Response 1 (xx/xx/xxxx 5:22PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872591	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CDA that supports the value.				1	1	3	1
	300872590	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872590	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872590	3 of 3						Valuation	Value is supported within 15% of original value and all applicable appraisal guidelines were found to be acceptable		The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied.				1	1	1	1
	300872589	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872589	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file did not contain the required fraud report.	Rebuttal 1 (xx/xx/xxxx 4:00PM) 7/19/xxxx: Lender's 3rd party fraud report received. Uploaded to portal.	Response 1 (xx/xx/xxxx 1:31PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872589	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	3	1
	300872588	1 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 6/05/18. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender).	Rebuttal 1 (xx/xx/xxxx 3:52PM) 7/9/xxxx: Seller provided the PC CD. please review uploaded docs.	Response 1 (xx/xx/xxxx 6:36PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300872588	2 of 4						Compliance	TRID LE- premiums Optional		The Home Warranty fee on the LE issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 3:53PM) 7/9/xxxx: Agree with the finding; however on the Final CD the Warranty fee was paid by the seller and therefore there is no need to reflect "optional" and since LE cannot be corrected, the Final CD should be sufficient to clear the LE findings under SFIG's determination. Please review.	Response 1 (xx/xx/xxxx 6:35PM) Lender agrees with finding. Accuracy of Loan Estimate is required. (Resolved)		2	2	2	2
	300872588	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872588	4 of 4						Valuation	Value is supported within 15% of original value and all applicable appraisal guidelines were found to be acceptable		The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied.				1	1	2	2
	300872587	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872587	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872587	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed by an appropriately licensed appraiser. The loan documents contain a post-closing CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872586	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300872586	2 of 4						Credit	Assets Misc		Desktop Underwriter requires 2 month's bank statements for depository accounts. The documentation provided for , balance of as of , was an internet print out with transaction history from only to . Omission of the asset results in a shortage of funds to close.
Rebuttal 1 (xx/xx/xxxx 1:05PM)
Unsigned letter of explanation in file reflects the On line  was recently opened by the Borrowers which most of the funds to close were transferred to. The statement which reflects available funds of as of reflects  deposit made onfrom an online transfer from the Borrowers . This e statement reflects  deposit made on , this was from a cashier check made by B1 ( from his  - S01 which reflectsin available balance as of(copy of the cashier check and proof of the funds cleared the account from provided in file). The also reflects deposit of  on . These funds came from an online transfer from the Borrowers  account. Please note that the gift funds of  were deposited to the Borrower's  account on  which  were transferred to the Borrower's  Summary: The  statement was recently opened and a prior statement will not be available. As for the current balance of  as of, the deposits into this account were properly documented as per documentation provided in file. Supporting documents uploaded to portal for review.

Rebuttal 2 (xx/xx/xxxx 6:34PM)
 7/18/xxxx: Signed and dated letter of explanation from Borrowers and states and the  was opened on  which coincide with the dates reflected on the on line statements provided in file. Uploaded to portal.
													Response 1 (xx/xx/xxxx 12:47PM) LOE provided is not dated and signed by the borrower and does not verify specific date in which was opened. Documentation is still required to verify the account opening with Response 2 (xx/xx/xxxx 6:22AM) Documentation provided is sufficient. (Resolved)		3	1	3	1
	300872586	3 of 4						Credit	Hazard Insurance		The current hazard insurance policy on the subject property effective date is after the closing/disbursement date of The master HOA hazard insurance is expired.	Rebuttal 1 (xx/xx/xxxx 1:05PM) Agree. Requested from lender. Pending Rebuttal 2 (xx/xx/xxxx 10:48AM) Updated Master Hazard Insurance Policy dated through 9 received. Uploaded to portal.	Response 1 (xx/xx/xxxx 11:13AM) Documentation provided is sufficient. Final Closing Disclosure issued verified a disbursement date of therefore HOI effective date of is sufficient. (Resolved)		3	1	3	1
	300872586	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 1.1 meets the guideline.				1	1	3	1
	300872585	1 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty fee on the CD issued on 6/03/18 is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 3:46PM) 7/9/xxxx: Seller provided the PC CD. Please review uploaded docs.	Response 1 (xx/xx/xxxx 8:08AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300872585	2 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 6/03/18. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service fee (paid to the Lender).	Rebuttal 1 (xx/xx/xxxx 3:46PM) 7/9/xxxx: Seller provided the PC CD. Please review uploaded docs.	Response 1 (xx/xx/xxxx 8:14AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300872585	3 of 5						Compliance	TRID LE- premiums Optional		The Home Warranty fee on the LE issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 3:46PM) 7/9/xxxx: Agree with the findings; however since the LE cannot be changed lender provided the corrected PC CD. Under SFIG's determination the PC CD can be issued to correct the LE findings. Please review the uploaded docs.	Response 1 (xx/xx/xxxx 8:49AM) Lender agrees with finding. Accurate Loan Estimate is required. (Resolved)		2	2	2	2
	300872585	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872585	5 of 5						Valuation	Value is supported within 15% of original value and all applicable appraisal guidelines were found to be acceptable		The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied.				1	1	2	2
	300872584	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	2
	300872584	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872584	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflects analysis was not performed for the non-UAD form type (2 family).		Response 1 (xx/xx/xxxx 3:40PM) Per AH, Grade 2 findings may be waived.		2	2	2	2
	300872583	1 of 3						Compliance	TRID CD- Closing Information/Closing Date		The Final CD issued on does not reflect the correct Closing Date .	Rebuttal 1 (xx/xx/xxxx 4:48PM) 7/9/xxxx: Disagree - per the Security Instrument in the file, 1 borrower signed on and the co-borrower signed on – so the later date was taken as the closing date. Please review the finding.	Response 1 (xx/xx/xxxx 6:54PM) For Audit purposes, the closing date corresponds with the notarized date, (Resolved)		2	2	2	2
	300872583	2 of 3						Credit	Income Docs		The file does not contain Cash Flow Analysis's as required per DU in order to use only one year of tax returns for calculation of self-employment income.	Rebuttal 1 (xx/xx/xxxx 6:06PM) Cash Flow Analysis (form 1084) or equivalent as required by the AUS approval received. Uploaded to portal.	Response 1 (xx/xx/xxxx 12:16PM) Documentation provided is sufficient. (Resolved)		2	1	2	2
	300872583	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a score of 2.3 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	2
	300872582	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872582	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872582	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports origination appraised value. Meets guidelines.				1	1	1	1
	300872581	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	2
	300872581	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872581	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file does not contain a CU score as subject is a 2-4 unit property and no CDA or AVM was provided.		Response 1 (xx/xx/xxxx 3:41PM) Per AH, Grade 2 findings may be waived.		2	2	2	2
	300872580	1 of 3						Compliance	TRID - Disclosures E-consent Missing		The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (xx/xx/xxxx 12:28PM) Please review the uploaded "Electronic Consent for Initial Disclosures." The Initial Loan Application was electronically signed on Friday . The attached E-Sign tracking for initial disclosures shows that both Borrower's consented to the electronic delivery of disclosures on (Within 3 business days of the initial loan application).	Response 1 (xx/xx/xxxx 2:51PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300872580	2 of 3						Credit	Miscellaneous		The loan file did not contain a report as required.	Rebuttal 1 (xx/xx/xxxx 12:40PM) 07/15/18: Please review the uploaded "3rd Party Fraud Report," for the subject loan. The attached 3rd Party Fraud Report is the (3rd Party Fraud) Report. This fraud report provides the e searches that the Fraud Report does. The Loan Participant Analysis shows the LDP/GSA search on all parties to the subject transaction. The OFAC report is also part of this attached (3rd Party Fraud) Report.	Response 1 (xx/xx/xxxx 3:46PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872580	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300872579	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872579	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872579	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872578	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872578	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872578	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CDA supported the origination appraisal value. Meets Guidelines.				1	1	1	1
	300872577	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872577	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872577	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. Theappraisal under review was performed and completed by an appropriately licensedappraiser. File contained a UCDP with a CU score of 3 which does notsupport the origination appraised value.				1	1	1	1
	300872576	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872576	2 of 5						Credit	Application		Please revise the final application to reflect the departing home monthly payment of with according to the most recent credit report update . Please provide updated 1008 to reflect the revision as well.	Rebuttal 1 (xx/xx/xxxx 3:16PM) Uploaded revised 1003 and signed 1008	Response 1 (xx/xx/xxxx 5:02PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872576	3 of 5						Credit	LDP/EPL		Please provide searches for all following Loan Participants across OFAC, Exclusionary, LDP, and lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) borrower's employer, and (2) credit reporting agency.	Rebuttal 1 (xx/xx/xxxx 3:16PM) Uploaded client's cert and Report	Response 1 (xx/xx/xxxx 5:03PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872576	4 of 5						Credit	Tax Transcripts Missing		The xxxx and xxxx personal tax return transcripts are missing from the loan file. Please provide. If the transcripts reflect Federal taxes owed, please provide evidence of payment.	Rebuttal 1 (xx/xx/xxxx 3:16PM) Pending	Response 1 (xx/xx/xxxx 4:59PM) Upon further review the loan was locked under the new guidelines which do not require 1040 transcripts for W2 wage earners. (Resolved)		4	1	4	1
	300872576	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Meets guidelines. The CDA supports the appraised value.				1	1	4	1
	300872575	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300872575	2 of 4						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The fraud report was not in the loan file as required.	Rebuttal 1 (xx/xx/xxxx 4:30PM) 7/18/xxxx: Fraud Report found in file. Uploaded to portal.	Response 1 (xx/xx/xxxx 1:38PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300872575	3 of 4						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	Rebuttal 1 (xx/xx/xxxx 4:30PM) 7/18/xxxx: The VVOE dated 5/16/xxxx within 10 business days of closing (5/25/xxxx) as required by DU/AUS found in file. Uploaded to portal.	Response 1 (xx/xx/xxxx 1:39PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300872575	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		CDA value supports original value within a 10% variance.				1	1	3	1
	300872574	1 of 3						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 (xx/xx/xxxx 2:50PM) 7/10/18: Agree. Please see uploaded PCCD Cure Package.	Response 1 (xx/xx/xxxx 7:15PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872574	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872574	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The subject property meets eligibility and marketabilityguidelines according to the origination appraisal. The CU rating of 2 meetsthe guideline.				1	1	2	1
	300872573	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872573	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872573	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2 meets the guideline.				1	1	1	1
	300872572	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872572	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872572	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 1.7 does not require a CDA and supports the appraised value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872571	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872571	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872571	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872570	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872570	2 of 3						Credit	Lien Position		The file does not contain a request to close the HELOC with.	Rebuttal 1 (xx/xx/xxxx 6:03PM) Final Title reflecting subject's only first on schedule A received. Uploaded to portal.	Response 1 (xx/xx/xxxx 12:18PM) Documentation provided is sufficient. (Resolved)		2	1	2	1
	300872570	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300872569	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872569	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300872569	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The CDA supported the original value within a 10% variance.				1	1	2	1
	300872568	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872568	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872568	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA which supported the appraised value. Meets guidelines.				1	1	1	1
	300872567	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872567	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872567	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains an AVM, which supports value.				1	1	1	1
	300872566	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872566	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872566	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872565	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872565	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872565	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports value.				1	1	1	1
	300872564	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300872564	2 of 3						Credit	Gift Letter / Funds		A required gift letter is missing from the file. Fannie Mae selling guide dictates that for any eligible gift there must be a copy of a gift letter on file. There are four separate gifts evidenced by canceled checks in file totaling and there are no gift letters present.
Rebuttal 1 (xx/xx/xxxx 6:32PM)
 7/18/xxxx: Lender response received. According to the lender, the in gift funds were backed out from the verified assets and were not used. DU data reflects available assets total to  which are broken down to 3 accounts. Statementreflects available balance of  as of the most recent statement dated  which the  in gift funds were deducted from and supports  reflected in DU. Statement reflects available balance of  as of the most recent statement datedand supports DU data and statement  reflects available balance of  as of the most recent statement dated  and also supports DU data. Lender's email response and supporting documents uploaded to portal for review.
													Response 1 (xx/xx/xxxx 2:11PM) Explanation received is sufficient. (Resolved)		2	1	2	1
	300872564	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The UCDP reflected a CU score of 2.0 which supports the appraised value. Meets guidelines.				1	1	2	1
	300872563	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872563	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872563	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.1 meets the guideline.				1	1	1	1
	300872562	1 of 4						Compliance	Disclosures Federal Late		The Toolkit provided in the loan file was not dated; therefore, it is not possible to determine whether the disclosure was provided within 3 business days of the application date, .	Rebuttal 1 (xx/xx/xxxx 8:22PM) please see attached toolkit verification	Response 1 (xx/xx/xxxx 10:59AM) The provided documentation is insufficient to cure the finding. Although a copy of the "Toolkit" disclosure has been provided, there is no date to confirm receipt by the consumer within 3 business of the application date. (Upheld) Response 2 (xx/xx/xxxx 12:04PM) Per , Grade 2 finding may be waived.		2	2	2	2
	300872562	2 of 4						Compliance	TRID - Disclosures E-consent Missing		The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. The following disclosures were electronically signed: Initial LE, Initial CD, UDD, AFB; Hazard Ins Auth, Patriot Act Information, MD Settlement Services and MD Right to Choose Ins Provider. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (xx/xx/xxxx 8:22PM) Please see econsent	Response 1 (xx/xx/xxxx 10:54AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300872562	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872562	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supported origination appraised value. Meets guidelines.				1	1	2	2
	300872561	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300872561	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872561	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300872560	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing the Home Toolkit one of the federally required disclosures.	Rebuttal 1 (xx/xx/xxxx 12:57PM) xx/xx/xxxx: Uploaded Esign Certificate detailing the Home Loan Toolkit was delivered to the borrower timely.	Response 1 (xx/xx/xxxx 7:02PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872560	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872560	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.The subject property meets eligibility andmarketability guidelines according to the origination appraisal. The CU ratingof 2.0 meets the guideline.				1	1	4	1
	300872559	1 of 4						Compliance	TRID CD- premiums Optional		The Home Warranty fee on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (xx/xx/xxxx 12:35PM) 07/13/18: Please review the uploaded "PCCD" for the subject loan. The home warranty fee shows the "Optional" designation.	Response 1 (xx/xx/xxxx 11:53AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872559	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to the Broker).	Rebuttal 1 (xx/xx/xxxx 12:35PM) 07/13/18: Please review the uploaded "PCCD," for the subject loan. The "Tax Service" fee not shows the payee as "To be Determined by the Servicer."	Response 1 (xx/xx/xxxx 11:55AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300872559	3 of 4						Credit	REO PITI		The loan application reflects the rental properties owned by the co-borrowers located at and at monthly mortgage payments as being escrowed and is not documented in the file. In addition, the loan application reflects the co-borrower's primary residence located at as not being escrowed, and the hazard insurance and taxes are not documented in the loan file. And lastly, the loan application reflects the co-borrower's property located at as owned free and clear, and the taxes, insurance, and HOA dues if applicable are not documented in the loan file.	Rebuttal 1 (xx/xx/xxxx 11:36AM) 7/13/xxxx : Copy of the mortgage statement, tax info and HOI for 4. Copy of the mortgage statement (T & I are escrowed), tax info and HOI for Copy of the mortgage statement (T & I are escrowed), tax info and HOI for 1. Copy of the, tax info, HOI and HOA for (free and clear) received total payment). The payments reflected on these properties supports payments reflected on final 1003. Uploaded to portal.	Response 1 (xx/xx/xxxx 11:11AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300872559	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 1.2 meets the guideline.				1	1	2	1
	300872558	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing the Home Loan Tool Kit.	Rebuttal 1 (xx/xx/xxxx 3:14PM) Please review the uploaded "Disclosure Tracking of Home Loan Toolkit Delivery." The attached Disclosure Tracking Details shows that the Borrowers ( and ) received and consented receipt of the CFPB Loan Toolkit on .	Response 1 (xx/xx/xxxx 12:00PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300872558	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300872558	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports origination appraised value. Meets guidelines.				1	1	4	1
	300872557	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300872557	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300872557	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports value.				1	1	1	1
	300872556	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	2
	300872556	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872556	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.2 meets the guideline.		Response 1 (xx/xx/xxxx 4:26PM) Per , okay to waive Grade 2 findings.		2	2	2	2
	300872555	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300872555	2 of 3						Credit	Appraisal zoning section		The appraisal report indicates the subject area is zoned non-conforming or illegal. The appraisal report indicates the subject area is zoned legal non-conforming. The appraisal does not contain any comments to indicate that the subject can be rebuilt on the original footprint is destroyed.	Rebuttal 1 (xx/xx/xxxx 4:08PM) Updated appraisal report received. See page 6 for the additional appraiser's comments in regards to the property can be rebuilt per MA Zoning Compliance. Uploaded to portal.	Response 1 (xx/xx/xxxx 1:19PM) Documentation provided is sufficient. (Resolved)		2	1	2	1
	300872555	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriatelylicensed appraiser. The subject property meets eligibility and marketabilityguidelines according to the origination appraisal. The CU rating of 1.6 meetsthe guideline.				1	1	2	1
	300872554	1 of 3						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.		Response 1 (xx/xx/xxxx 12:05PM) Per , Grade 2 finding may be waived.		2	2	2	2
	300872554	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300872554	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.2 meets the guideline.				1	1	2	2
	300872553	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300872553	2 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release Form. Please provide. .	Rebuttal 1 (xx/xx/xxxx 6:41PM) Pending Rebuttal 2 (xx/xx/xxxx 2:12PM) Uploaded CDA Release Form	Response 1 (xx/xx/xxxx 2:46PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300872553	3 of 6						Credit	LDP/EPL		The file does not contain evidence “all” Loan Participants were checked across OFAC, Exclusionary, LDP, and lists. Please provide searches for “all” Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (xx/xx/xxxx 6:41PM) Uploaded Report Rebuttal 2 (xx/xx/xxxx 2:12PM) Uploaded udpated report and exclusionary list search results	Response 1 (xx/xx/xxxx 4:09PM) Please provide evidence Settlement Agent was searched across OFAC, Exclusionary, LDP, and lists. (Upheld) Response 2 (xx/xx/xxxx 2:58PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300872553	4 of 6						Credit	Miscellaneous		The loan file does not contain evidence mortgage payment was made to prior to subject closing. Please provide.	Rebuttal 1 (xx/xx/xxxx 6:41PM) Uploaded LOE from client	Response 1 (xx/xx/xxxx 3:56PM) Documentation received is sufficient. Email from mortgage company is post-consummation; however, email was only confirmation that a payment was not due prior to consummation. (Resolved)		2	1	4	1
	300872553	5 of 6						Credit	VVOE required		The verification of business provided for the borrower is date more than 30 days from Note date.	Rebuttal 1 (xx/xx/xxxx 6:41PM) Uploaded 3rd party validation Rebuttal 2 (xx/xx/xxxx 2:12PM) Uploaded VOE Rebuttal 3 (xx/xx/xxxx 12:14PM) Uploaded VOE xx/xx/xxxx.	Response 1 (xx/xx/xxxx 4:05PM) Third Party verification is dated after the note. The loan was locked under the new guideline matrix, which requires Third Party verification within 30 days prior to the Note. Please provide evidence dated within 30 days prior to the Note. (Upheld) Response 2 (xx/xx/xxxx 2:54PM) Validation is dated after the note. Please provide documented confirmation dated on or before the Note ate. (Upheld) Response 3 (xx/xx/xxxx 12:20PM) Documentation provided is sufficient. (Resolved)		2	1	4	1
	300872553	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1